UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Abigail J. Murray, Esq., Secretary

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: December 1, 2014 – May 31, 2015

Item 1.  Report to Stockholders.

May 31, 2015

Alerian MLP ETF  (NYSE ARCA: AMLP)

Alerian Energy Infrastructure ETF  (NYSE ARCA: ENFR)

An ALPS Advisors Solution

table of

CONTENTS

Performance Overview

Alerian MLP ETF	1

Alerian Energy Infrastructure ETF	4

Disclosure of Fund Expenses	7

Financial Statements

Alerian MLP ETF

Schedule of Investments	8

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Alerian Energy Infrastructure ETF

Schedule of Investments	13

Statement of Assets and Liabilities	15

Statement of Operations	16

Statements of Changes in Net Assets	17

Financial Highlights	18

Notes to Financial Statements	19

Additional Information	27

www.alpsfunds.com

Alerian MLP ETF
Performance Overview	May 31, 2015 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian MLP ETF (the “Fund” or “AMLP”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (the “Index” or “AMZI”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol AMLP. The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index.

The Index is a rules based, modified capitalization weighted, float-adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Index is comprised of energy infrastructure MLPs that earn a majority of their cash flow from the transportation, storage, and processing of energy commodities.

PERFORMANCE OVERVIEW

During the six-month period of December 1, 2014 to May 31, 2015, the Alerian MLP ETF delivered a total market return of -5.3% (-5.3% NAV). This compares to the Fund’s index, the Alerian MLP Infrastructure Index, which fell -9.7% on a price-return and -7.1% on a total return basis. The difference in the performance between the AMZI and AMLP is primarily attributable to the Fund’s operating expenses and the tax impact of the Fund’s C-corporation(1) structure.

Crude oil prices continued to experience a downward slide during the period and reached a low of $43.39 per barrel on March 17, 2015. Since then, crude prices have recovered and in May, found support around $60/barrel. MLP equity prices exhibited a strong correlation to crude prices during most of the period. Despite the rebound of crude prices in April and May, prices of natural gas liquids (NGLs) fell continuously during the period, particularly impacting gathering and processing (G&P) MLPs.

Top contributors to the AMZI during the period include NuStar Energy (NS) and Genesis Energy (GEL), both gaining more than 10% on a price-return basis. Underperformers during the period include Crestwood Midstream Partners (CMLP), Targa Resources Partners (NGLS), and DCP Midstream Partners (DPM). These G&P MLPs are exposed to falling NGL prices and each fell more than 20% on a price return basis. During the period, Atlas Pipeline Partners, Williams Partners(2), and Regency Energy Partners were removed from the AMZI, as they were acquired.

Of the 22 MLPs in the AMZI, 15 increased their distribution during the first calendar quarter of 2015 and the remaining 7 MLPs maintained their distribution. During the period, the fund paid two distributions: $0.2925 on February 19, 2015 and $0.2955 on May 20, 2015, representing 2.3% and 1.0% increases, respectively, from the previous quarter. On an annual basis, the Fund has increased its distribution by 5.9% when comparing the May 20, 2015 distribution versus the May 13, 2014 distribution of $0.279.

While equity price volatility may persist until energy prices stabilize, we remain confident in the long-term thesis for MLPs. As the U.S. is now the world’s leading producer for natural gas and crude oil (when including NGL production), the necessity for the continued build-out of energy infrastructure to serve North America’s needs is greater than ever.

Spreads are still wide between the prices of crude in different regions, indicating certain areas still do not have enough pipeline takeaway capacity. Crude oil storage levels reached all-time highs as a function of high production levels, as well as industry participants capitalizing on potential contango(3) trades. On the natural gas front, pipeline MLPs that have a presence in the Northeast have the hefty task of debottlenecking and building new pipelines to allow Marcellus and Utica shale production to reach end users in the most efficient manner. In addition, infrastructure MLPs have been responsible for finding solutions to handle growing ethane and propane production in Appalachia as well as increased condensate volume from the Eagle Ford.

Commodity prices, global economic growth, and interest rates are all major factors that will influence MLP performance over the short term. However, recent comments from the White House in April outlining the need to modernize the current U.S. energy infrastructure grid in order to better support the increasing domestic supply of energy resources should bode well for energy infrastructure MLPs in the AMZI over the long term. With billions of dollars of infrastructure opportunities over the next few decades, we believe that MLPs continue to represent a compelling potential investment opportunity for investors seeking after-tax yield and access to real assets.

(1)

Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs. The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. Whereas the NAV of Fund Shares is reduced by the accrual of any deferred tax liabilities, the Alerian MLP Infrastructure Index is calculated without any tax deductions.

(2)	After completion of the merger, Access Midstream Partners changed its name to Williams Partners and ticker from “ACMP” to “WPZ”.

1  |  May 31, 2015

Alerian MLP ETF
Performance Overview	May 31, 2015 (Unaudited)

(3)

Contango refers to a situation where the future spot price is below the current price, and people are willing to pay more for a commodity at some point in the future than the actual expected price of the commodity. This may be due to people’s desire to pay a premium to have the commodity in the future rather than paying the costs of storage and carry costs of buying the commodity today.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. ALPS Advisors, Inc. and Alerian do not accept any liability for losses either direct or consequential caused by the use of this information.

Performance (as of May 31, 2015)

	6 Months	1 Year	3 Year	Since Inception^
Alerian MLP ETF – NAV	-5.25%	-3.05%	8.33%	8.64%
Alerian MLP ETF – Market Price*	-5.25%	-3.00%	8.31%	8.64%
Alerian MLP Infrastructure Index	-7.07%	-3.75%	13.66%	14.17%
S&P 500® Total Return Index	2.97%	11.81%	19.67%	18.17%

Total Expense Ratio (per the current prospectus) 5.43%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.877.398.8461. The Fund accrues deferred income taxes for future tax liabilities associated with the portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as capital appreciation of its investment. This deferred tax liability is reflected in the daily NAV and as a result the fund’s after-tax performance could differ significantly from the underlying assets even if the pre-tax performance is closely tracked.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on August 24, 2010 with an Inception Date, the first day of trading on the NYSE ARCA, of August 25, 2010.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Alerian MLP Infrastructure Index is comprised of 25 midstream energy Master Limited Partnerships and provides investors with an unbiased benchmark for the infrastructure component of this emerging asset class.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Alerian MLP ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the ETF.

2  |  May 31, 2015

Alerian MLP ETF
Performance Overview	May 31, 2015 (Unaudited)

Top 10 Holdings* (as of May 31, 2015)

Enterprise Products Partners LP	9.89%
Williams Partners LP	8.60%
Energy Transfer Partners LP	7.82%
Magellan Midstream Partners LP	7.50%
MarkWest Energy Partners LP	7.23%
Plains All American Pipeline LP	7.11%
Enbridge Energy Partners LP	4.81%
Buckeye Partners LP	4.75%
Targa Resources Partners LP	4.72%
ONEOK Partners LP	4.55%
Total % of Top 10 Holdings	66.98%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2015)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3  |  May 31, 2015

Alerian Energy Infrastructure ETF
Performance Overview	May 31, 2015 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian Energy Infrastructure ETF (the “Fund” or “ENFR”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Index” or “AMEI”). As a secondary objective, the Fund seeks to provide total return through income and capital appreciation.

The Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities (also known as “midstream energy businesses”). Currently, each constituent is assigned to one of four categories: (i) U.S. Energy Infrastructure Master Limited Partnerships (“MLPs”) (ii) U.S. General Partners, (iii) U.S. Energy Infrastructure Companies, and (iv) Canadian Energy Infrastructure Companies. Previously, during the period, the following five categories of issuers were included in the Index: MLPs and limited liability companies taxed as partnerships known as “energy infrastructure MLPs” (25% total index weight), U.S. energy infrastructure companies (30% total index weight) taxed as corporations, Canadian MLP affiliates (10% total index weight), U.S. integrated utilities companies (15% total index weight) and Canadian energy infrastructure companies (20% total index weight).

PERFORMANCE OVERVIEW

During the six-month period of December 1, 2014 to May 31, 2015, the Alerian Energy Infrastructure ETF delivered a total market return of -5.0% (-4.8% NAV). This compares to the Fund’s index, the Alerian Energy Infrastructure Index, which fell -6.5% on a price-return and -4.6% on a total return basis. During the period, the fund paid two distributions: $0.1825 on April 1, 2015 and $0.1154 on January 2, 2015.

Crude oil prices continued to experience a downward slide during the period and reached a low of $43.39 per barrel on March 17, 2015. Since then, crude prices have recovered and in May, found support around $60/barrel. Energy infrastructure companies exhibited a strong correlation to crude prices during most of the period. Despite the rebound of crude prices in April and May, prices of natural gas liquids (NGLs) fell continuously during the period, particularly impacting companies with gathering and processing operations. In addition, a strengthening US dollar impacted the AMEI’s returns during the quarter.

Top contributors to the AMEI during the period include Enbridge Inc (ENB) and NiSource (NI), both gaining roughly 13%. Underperformers during the period include ONEOK Inc (OKE) and Targa Resources Corp (TRGP). No changes were made to the AMEI constituents during the period.

While equity price volatility may persist until energy prices stabilize, we remain confident in the long-term thesis for energy infrastructure companies, rooted by the necessity for the continued build-out of energy infrastructure to serve North America’s needs.

Spreads are still wide between the prices of crude in different regions, indicating certain areas still do not have enough pipeline takeaway capacity. Crude oil storage levels reached all-time highs as a function of high production levels, as well as industry participants capitalizing on potential contango(1) trades. On the natural gas front, pipeline companies that have a presence in the Northeast have the hefty task of debottlenecking and building new pipelines to allow Marcellus and Utica shale production to reach end users in the most efficient manner. In addition, infrastructure companies have been responsible for finding solutions to handle growing ethane and propane production in Appalachia as well as increased condensate volume from the Eagle Ford.

Commodity prices, global economic growth, and interest rates are all major factors that will influence the performance of energy infrastructure companies over the short term. However, recent comments from the White House in April outlining the need to modernize the current US energy infrastructure grid in order to better support the increasing domestic supply of energy resources should bode well for North American energy infrastructure companies over the long term. With billions of dollars of infrastructure opportunities over the next few decades, we believe that energy infrastructure companies continue to represent a compelling potential investment opportunity for investors seeking total return.

(1)

Contango refers to a situation where the future spot price is below the current price, and people are willing to pay more for a commodity at some point in the future than the actual expected price of the commodity. This may be due to people’s desire to pay a premium to have the commodity in the future rather than paying the costs of storage and carry costs of buying the commodity today.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. ALPS Advisors, Inc. and Alerian do not accept any liability for losses either direct or consequential caused by the use of this information.

4  |  May 31, 2015

Alerian Energy Infrastructure ETF
Performance Overview	May 31, 2015 (Unaudited)

Performance (as of May 31, 2015)

	6 Months	1 Year	Since Inception^
Alerian Energy Infrastructure ETF - NAV	-4.79%	-3.19%	6.76%
Alerian Energy Infrastructure ETF - Market Price*	-5.02%	-3.23%	6.78%
Alerian Energy Infrastructure Index	-4.59%	-2.39%	7.71%
S&P 500® Total Return Index	2.97%	11.81%	14.58%

Total Expense Ratio (per the current prospectus) 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on November 1, 2013.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Alerian Energy Infrastructure Index is comprised of 30 equity securities of issuers headquartered or incorporated in the United States and Canada that engage in the transportation, storage, and processing of energy commodities.

S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Alerian Energy Infrastructure ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the ETF.

Top 10 Holdings* (as of May 31, 2015)

Enbridge, Inc.	5.09%
TransCanada Corp.	4.97%
The Williams Cos., Inc.	4.57%
Kinder Morgan, Inc.	4.39%
Spectra Energy Corp.	4.26%
Plains GP Holdings LP, Class A	4.25%
EnLink Midstream LLC	4.21%
Targa Resources Corp.	3.98%
ONEOK, Inc.	3.80%
EQT Midstream Partners LP	3.67%
Total % of Top 10 Holdings	43.19%

*	% of Total Investments

Future holdings are subject to change.

5  |  May 31, 2015

Alerian Energy Infrastructure ETF
Performance Overview	May 31, 2015 (Unaudited)

Growth of $10,000 (as of May 31, 2015)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6  |  May 31, 2015

Alerian Exchange Traded Funds
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held though May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expense Ratio(a)	Expenses Paid During Period 12/1/14 - 5/31/15(b)
Alerian MLP ETF
Actual	$1,000.00	$947.50	0.85%	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28

Alerian Energy Infrastructure ETF
Actual	$1,000.00	$952.10	0.65%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

7  |  May 31, 2015

Alerian MLP ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description		Shares	Value

Master Limited Partnerships (108.25%)
Gathering & Processing (33.91%)
Crestwood Midstream Partners LP		12,164,951	$163,253,643
DCP Midstream Partners LP		7,247,768	273,965,630
EnLink Midstream Partners LP		8,467,451	210,162,134
MarkWest Energy Partners LP		11,056,389	714,574,421
Targa Resources Partners LP		10,792,801	466,572,787
Western Gas Partners LP		6,095,847	417,565,520
Williams Partners LP		15,215,148	850,222,470

Total Gathering & Processing			3,096,316,605

Natural Gas Transportation (31.88%)
Energy Transfer Partners LP		13,747,486	773,021,138
Enterprise Products Partners LP		30,154,558	977,610,770
EQT Midstream Partners LP		3,112,836	260,450,988
ONEOK Partners LP		11,526,860	450,123,883
Spectra Energy Partners LP		4,209,225	214,670,475
TC PipeLines LP		3,679,243	235,103,628

Total Natural Gas Transportation			2,910,980,882

Petroleum Transportation (42.46%)
Buckeye Partners LP		6,077,791	469,995,578
Enbridge Energy Partners LP		12,812,702	475,223,117
Genesis Energy LP		6,326,580	307,661,586
Magellan Midstream Partners LP		9,298,049	741,240,466
NGL Energy Partners LP		5,836,946	175,458,597
NuStar Energy LP		5,129,803	320,151,005
Plains All American Pipeline LP		14,974,018	703,030,145
Sunoco Logistics Partners LP		11,272,205	446,379,318
Tesoro Logistics LP		4,107,542	237,457,003

Total Petroleum Transportation			3,876,596,815

Total Master Limited Partnerships (Cost $8,030,773,166)			9,883,894,302

	7 Day Yield	Shares	Value

Short Term Investments (0.04%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.000%(a)	3,469,006	3,469,006

Total Short Term Investments (Cost $3,469,006)			3,469,006

Total Investments (108.29%) (Cost $8,034,242,172)			$9,887,363,308

Net Liabilities Less Other Assets (-8.29%)			(757,309,986)

Net Assets (100.00%)			$9,130,053,322

(a)	Less than 0.0005%.

See Notes to Financial Statements.

8  |  May 31, 2015

Alerian MLP ETF
Statement of Assets and Liabilities	May 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$9,887,363,308
Cash	2,409,967
Receivable for shares sold	27,101
Income tax receivable	280,281
Prepaid tax	66,237

Total Assets	9,890,146,894

LIABILITIES:
Payable for investments purchased	2,535,767
Deferred tax liability	750,257,219
Payable to adviser	7,300,586

Total Liabilities	760,093,572

NET ASSETS	$9,130,053,322

NET ASSETS CONSIST OF:
Paid-in capital	$8,181,318,595
Accumulated net investment loss, net of deferred income taxes	(127,906,997)
Accumulated net realized loss on investments, net of deferred income taxes	(98,960,344)
Net unrealized appreciation on investments, net of deferred income taxes	1,175,602,068

NET ASSETS	$9,130,053,322

INVESTMENTS, AT COST	$8,034,242,172

PRICING OF SHARES
Net Assets	$9,130,053,322
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	550,862,100
Net Asset Value, offering and redemption price per share	$16.57

See Notes to Financial Statements.

9  |  May 31, 2015

Alerian MLP ETF
Statement of Operations	For the Six Months Ended May 31, 2015 (Unaudited)

INVESTMENT INCOME:
Distributions from master limited partnerships	$278,677,938
Less return of capital distributions	(278,677,938)

Total Investment Income	–

EXPENSES:
Investment adviser fee	38,208,432

Total Expenses	38,208,432

NET INVESTMENT LOSS, BEFORE INCOME TAXES	(38,208,432)

Deferred income tax benefit	13,789,874

NET INVESTMENT LOSS	(24,418,558)

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments, before income taxes	(49,336,147)
Net deferred realized income tax benefit	18,532,599

Net realized loss	(30,803,548)

Net change in unrealized depreciation on investments, before income taxes	(694,739,079)
Net change in deferred unrealized income tax benefit	256,791,686

Net change in unrealized depreciation	(437,947,393)

NET REALIZED AND UNREALIZED LOSS	(468,750,941)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(493,169,499)

See Notes to Financial Statements.

10  |  May 31, 2015

Alerian MLP ETF
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014

OPERATIONS:
Net investment loss	$(24,418,558)	$(46,718,275)
Net realized gain/(loss) on investments	(30,803,548)	267,383,081
Net change in unrealized appreciation/(depreciation) on investments	(437,947,393)	473,848,788

Net increase/(decrease) in net assets resulting from operations	(493,169,499)	694,513,594

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	–	(343,269,132)
From tax return of capital	(316,775,690)	(191,041,392)

Total distributions	(316,775,690)	(534,310,524)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	964,362,313	2,282,699,118
Issued to shareholders in reinvestment distributions	–	4,571,254
Cost of shares redeemed	(373,365,152)	(483,156,705)

Net increase from share transactions	590,997,161	1,804,113,667

Net increase/(decrease) in net assets	(218,948,028)	1,964,316,737

NET ASSETS:
Beginning of period	9,349,001,350	7,384,684,613

End of period *	$9,130,053,322	$9,349,001,350

*Including accumulated net investment loss, net of deferred income taxes of:	$(127,906,997)	$(103,488,439)

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	516,512,100	417,561,799
Shares sold	56,550,000	125,050,000
Distributions reinvested	–	250,301
Shares redeemed	(22,200,000)	(26,350,000)

Shares outstanding, end of year	550,862,100	516,512,100

See Notes to Financial Statements.

11  |  May 31, 2015

Alerian MLP ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

						For the
					For the	Period
	For the				Period	August 25,
	Six Months	For the Year	For the Year	For the Year	January 1,	2010
	Ended	Ended	Ended	Ended	2011 to	(Inception) to
	May 31, 2015	November 30,	November 30,	November 30,	November 30,	December 31,
	(Unaudited)	2014	2013	2012	2011 (a)	2010

NET ASSET VALUE, BEGINNING OF PERIOD	$18.10	$17.69	$16.32	$15.97	$16.05	$15.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.07)	(0.16)	(0.09)	(0.09)	(0.08)	(0.03)
Net realized and unrealized gain/(loss) on investments	(0.87)	1.70	2.53	1.44	1.00	1.33

Total from investment operations	(0.94)	1.54	2.44	1.35	0.92	1.30

DISTRIBUTIONS:
From net realized gains	–	(0.73)	–	(0.00) (b)(c)	(0.14) (b)	–
From tax return of capital	(0.59)	(0.40)	(1.07)	(1.00)	(0.86)	(0.25)

Total distributions	(0.59)	(1.13)	(1.07)	(1.00)	(1.00)	(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.53)	0.41	1.37	0.35	(0.08)	1.05

NET ASSET VALUE, END OF PERIOD	$16.57	$18.10	$17.69	$16.32	$15.97	$16.05

TOTAL RETURN(d)	(5.25)%	8.82%	15.16%	8.62%	5.93%	8.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$9,130,053	$9,349,001	$7,384,685	$4,466,815	$1,713,387	$611,467

RATIO TO AVERAGE NET ASSETS:
Expenses (excluding net current and deferred tax expenses/benefits and franchise tax expense)	0.85%(e)	0.85%	0.85%	0.85%	0.85%(e)	0.85%(e)
Expenses (including net current and deferred tax expenses/benefits)(f)	(5.58)%(e)	5.43%	8.56%	4.85%	4.86%(e)	13.56%(e)
Expenses (including current and deferred tax expenses/benefits)(g)	0.54%(e)	0.55%	0.55%	0.54%	0.53%(e)	0.52%(e)
Net investment loss (excluding deferred tax expenses/benefits and franchise tax expense)	(0.85)%(e)	(0.85)%	(0.85)%	(0.85)%	(0.85)%(e)	(0.85)%(e)
Net investment loss (including deferred tax expenses/benefits)	(0.54)%(e)	(0.55)%	(0.55)%	(0.54)%	(0.53)%(e)	(0.52)%(e)
PORTFOLIO TURNOVER RATE(h)	13%	29%	12%	12%	10%	12%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year-end of the Fund from December 31 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	Less than ($0.005) per share.
(d)

Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period, and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.
(f)	Includes amount of current and deferred taxes/benefits for all components of the Statement of Operations.
(g)	Includes amount of current and deferred tax benefit associated with net investment loss.
(h)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

12  |  May 31, 2015

Alerian Energy Infrastructure ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

Canadian Infrastructure (20.18%)
Energy (14.42%)
AltaGas, Ltd.	14,245	$454,291
Gibson Energy, Inc.	23,759	457,183
Inter Pipeline, Ltd.	19,211	477,958
Pembina Pipeline Corp.	15,428	497,353
Veresen, Inc.	42,474	634,241

Total Energy		2,521,026

Utilities (5.76%)
Emera, Inc.	15,323	508,261
Keyera Corp.	15,134	498,342

Total Utilities		1,006,603

Total Canadian Infrastructure (Cost $4,027,262)		3,527,629

Canadian Master Limited Partnership Affiliates (10.02%)
Energy (10.02%)
Enbridge, Inc.	18,547	887,082
TransCanada Corp.	19,958	865,018

Total Energy		1,752,100

Total Canadian Master Limited Partnership Affiliates (Cost $1,827,358)		1,752,100

Master Limited Partnerships (24.76%)
Energy (24.76%)
Buckeye Partners LP	8,023	620,419
Energy Transfer Partners LP	10,737	603,741
Enterprise Products Partners LP	19,254	624,215
EQT Midstream Partners LP	7,649	639,992
Magellan Midstream Partners LP	7,693	613,286
MarkWest Energy Partners LP	9,531	615,988
Western Gas Partners LP	8,908	610,198

Total Energy		4,327,839

Total Master Limited Partnerships (Cost $4,546,555)		4,327,839

U.S. Infrastructure (15.27%)
Utilities (15.27%)
Atmos Energy Corp.	7,127	385,000
CenterPoint Energy, Inc.	18,045	367,577
Dominion Resources, Inc.	5,346	377,000
DTE Energy Co.	4,742	375,709
NiSource, Inc.	8,949	422,214
OGE Energy Corp.	11,759	370,408
Questar Corp.	16,334	370,782

Total Utilities		2,668,690

Total U.S. Infrastructure (Cost $2,696,654)		2,668,690

13  |  May 31, 2015

Alerian Energy Infrastructure ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description		Shares	Value

Utilities (continued)			2,668,690

U.S. Master Limited Partnership Affiliates (29.36%)
Energy (29.36%)
EnLink Midstream LLC		22,147	$733,287
Kinder Morgan, Inc.		18,433	764,785
ONEOK, Inc.		15,803	662,462
Plains GP Holdings LP, Class A		26,465	739,962
Spectra Energy Corp.		21,091	741,771
Targa Resources Corp.		7,535	692,843
The Williams Cos., Inc.		15,584	796,342

Total Energy			5,131,452

Total U.S. Master Limited Partnership Affiliates (Cost $5,689,278)			5,131,452

	7 Day Yield	Shares	Value

Short Term Investments (0.08%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	14,412	14,412

Total Short Term Investments (Cost $14,412)			14,412

Total Investments (99.67%) (Cost $18,801,519)			$17,422,122

Net Other Assets and Liabilities (0.33%)			57,155

Net Assets (100.00%)			$17,479,277

(a)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

See Notes to Financial Statements.

14  |  May 31, 2015

Alerian Energy Infrastructure ETF
Statement of Assets and Liabilities	May 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$17,422,122
Receivable for investments sold	34,390
Dividends receivable	33,002

Total Assets	17,489,514

LIABILITIES:
Payable to adviser	10,237

Total Liabilities	10,237

NET ASSETS	$17,479,277

NET ASSETS CONSIST OF:
Paid-in capital	$18,408,952
Accumulated net investment income	135,191
Accumulated net realized gain on investments and foreign currency transactions	314,903
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,379,769)

NET ASSETS	$17,479,277

INVESTMENTS, AT COST	$18,801,519

PRICING OF SHARES
Net Assets	$17,479,277
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	650,002
Net Asset Value, offering and redemption price per share	$26.89

See Notes to Financial Statements.

15  |  May 31, 2015

Alerian Energy Infrastructure ETF
Statement of Operations	For the Six Months Ended May 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends	$390,723
Foreign taxes withheld	(17,653)

Total Investment Income	373,070

EXPENSES:
Investment adviser fees	61,975

Total Expenses	61,975

NET INVESTMENT INCOME	311,095

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	261,162
Net realized loss on foreign currency transactions	(1,259)

Net realized gain	259,903

Net change in unrealized depreciation on investments	(1,338,178)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(208)

Net change in unrealized depreciation	(1,338,386)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(1,078,483)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(767,388)

See Notes to Financial Statements.

16  |  May 31, 2015

Alerian Energy Infrastructure ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

OPERATIONS:
Net investment income	$311,095	$290,233
Net realized gain on investments and foreign currency transactions	259,903	320,592
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,338,386)	(19,576)

Net increase/(decrease) in net assets resulting from operations	(767,388)	591,249

DISTRIBUTIONS:
From net investment income	(211,876)	(191,603)

Total distributions	(211,876)	(191,603)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,130,424	18,346,104
Cost of shares redeemed	(2,802,726)	(5,344,237)

Net increase from share transactions	1,327,698	13,001,867

Net increase in net assets	348,434	13,401,513

NET ASSETS:
Beginning of period	17,130,843	3,729,330

End of period *	$17,479,277	$17,130,843

*Including accumulated net investment income of:	$135,191	$35,972

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	600,002	150,002
Shares sold	150,000	650,000
Shares redeemed	(100,000)	(200,000)

Shares outstanding, end of period	650,002	600,002

See Notes to Financial Statements.

17  |  May 31, 2015

Alerian Energy Infrastructure ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014	For the Period November 1, 2013 (Commencement of Operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$28.55	$24.86	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.85	0.06
Net realized and unrealized gain/(loss)	(1.80)	3.40	(0.20)

Total from investment operations	(1.36)	4.25	(0.14)

DISTRIBUTIONS:
From net investment income	(0.30)	(0.56)	–

Total distributions	(0.30)	(0.56)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.66)	3.69	(0.14)

NET ASSET VALUE, END OF PERIOD	$26.89	$28.55	$24.86

TOTAL RETURN(b)	(4.79)%	17.12%	(0.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$17,479	$17,131	$3,729

Ratio of expenses to average net assets	0.65%(c)	0.65%	0.65%(c)
Ratio of net investment income to average net assets	3.26%(c)	2.98%	3.21%(c)
Portfolio turnover rate(d)	8%	27%	0%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period, and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

18  |  May 31, 2015

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Alerian MLP ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The investment objective of the Alerian Energy Infrastructure ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index. The investment advisor uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Each Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares at net asset value (“NAV”), in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general

19  |  May 31, 2015

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2015 (Unaudited)

principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, and Limited Partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2015:

Alerian MLP ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Master Limited Partnerships	$ 9,883,894,302	$ –	$ –	$ 9,883,894,302
Short Term Investments	3,469,006	–	–	3,469,006

TOTAL	$ 9,887,363,308	$ –	$ –	$ 9,887,363,308

20  |  May 31, 2015

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2015 (Unaudited)

Alerian Energy Infrastructure ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Canadian Infrastructure	$ 3,527,629	$ –	$ –	$ 3,527,629
Canadian Master Limited Partnership Affiliates	1,752,100	–	–	1,752,100
Master Limited Partnerships	4,327,839	–	–	4,327,839
U.S. Infrastructure	2,668,690	–	–	2,668,690
U.S. Master Limited Partnership Affiliates	5,131,452	–	–	5,131,452
Short Term Investments	14,412	–	–	14,412

TOTAL	$ 17,422,122	$ –	$ –	$ 17,422,122

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the last in, first out (“LIFO”) cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

E. Dividends and Distributions to Shareholders

Each Fund intends to declare and make quarterly distributions, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Alerian Energy Infrastructure ETF, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2015, the Alerian MLP ETF distributed $316,775,690 of which 35% is anticipated to be characterized as return of capital from MLP distributions received.

The Alerian MLP ETF also expects a portion of the distributions it receives from MLPs to be treated as a tax deferred return of capital, thus reducing the Alerian MLP ETF’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

21  |  May 31, 2015

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2015 (Unaudited)

F. Federal Income Taxation and Tax Basis Information

Alerian MLP ETF

The Alerian MLP ETF is taxed as a regular C-corporation for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. The Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed such Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. Increases in deferred tax liability will decrease NAV. Conversely, decreases in deferred liability will increase NAV. The Fund will rely to a large extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, ALPS Advisors, Inc. will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund’s estimates regarding its deferred tax liability are made in good faith, however, the daily estimate of the Fund’s deferred tax liability used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations currently 35% and an assumed rate attributable to state taxes.

The Fund recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying statement of operations. Accrued interest and penalties are included within the related tax liability line in the balance sheet.

Since the Fund will be subject to taxation on its taxable income, the NAV of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Underlying Index however is calculated without any deductions for taxes. As a result, the Fund’s after tax performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of the Underlying Index are closely correlated.

The Fund’s income tax expense/(benefit) consists of the following:

Alerian MLP ETF	Period ended May 31, 2015

	Current	Deferred	Total

Federal	$ –	$ (273,980,562)	$ (273,980,562)
State	–	(15,133,597)	(15,133,597)

Total tax benefit	$ –	$ (289,114,159)	$ (289,114,159)

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

Alerian MLP ETF	As of May 31, 2015	As of November 30, 2014

Deferred tax assets:
Accrued franchise taxes	$ –	$ 201,812
Charitable contribution carryforward	290,890	180,987
Income recognized from MLP investments	139,269,117	103,261,310
Credit for prior year minimum tax	331,761	331,761
Federal net operating loss carryforward	391,388,899	174,838,187

22  |  May 31, 2015

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2015 (Unaudited)

Alerian MLP ETF	As of May 31, 2015	As of November 30, 2014

Less Deferred tax liabilities:
Accrued franchise taxes	(21,293)	–
Net unrealized gain on investment securities	(1,244,536,312)	(1,268,231,136)
State taxes, net of federal benefit	(34,820,702)	(49,954,299)
Other	(2,159,579)	–

Net Deferred tax liability	$ (750,257,219)	$ (1,039,371,378)

The net operating loss carryforward is available to offset future taxable income. The net operating loss can be carried forward for 20 years and, accordingly, would begin to expire as of November 30, 2032. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration

Federal	11/30/2012	$ 92,112,756	11/30/2032
Federal	11/30/2013	349,770,934	11/30/2033
Federal	11/30/2014	63,476,915	11/30/2034
Federal	11/30/2015	612,893,392	11/30/2035

Total tax expense		$ 1,118,253,997

The Fund also has state tax net operating loss carryforwards of various amounts per state. The Deferred Tax Assets associated with these state tax net operating losses are as follows:
Alerian MLP ETF	Period-Ended	Amount	Expiration

State	11/30/2012	$ 2,950,477	Varies by State (5-20 years)
State	11/30/2013	10,853,441	Varies by State (5-20 years)
State	11/30/2014	1,108,430	Varies by State (5-20 years)
State	11/30/2015	11,951,421	Varies by State (5-20 years)

Total tax expense		$ 26,863,769

Although the Fund currently has a net deferred tax liability, it reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the fund in those years. For Federal Tax purposes, net operating losses that may be generated by the Fund in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years.

Based upon the Fund’s assessment, it has determined that it is more likely than not that its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

As of May 31, 2015 the Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

Alerian MLP ETF	As of May 31, 2015

Income tax expense at statutory rate	$ (273,799,280)
State income tax benefit (net of federal benefit)	(15,254,531)
Permanent differences, net	(2,216,774)
Change in estimated state deferral rate	14,061
Other	2,142,365

Net income tax benefit	$ (289,114,159)

23  |  May 31, 2015

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2015 (Unaudited)

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

Alerian MLP ETF	Inception to May 31, 2015

Unrecognized tax benefit - Beginning	$–
Gross increases - tax positions in prior period	–
Gross decreases - tax positions in prior period	–
Gross increases - tax positions in current period	–
Settlement	–
Lapse of statute of limitations	–

Net income tax expense	$–

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to May 31, 2015, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the fund. Currently, the tax period ending November 30, 2011 is under examination by the Internal Revenue Service. Tax periods for open years; November, 30, 2010 thru November 30, 2015, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Alerian Energy Infrastructure ETF

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

No provision for income taxes is included in the accompanying financial statements, as the Alerian Energy Infrastructure ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Alerian Energy Infrastructure ETF evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2015, the Alerian Energy Infrastructure ETF did not have a liability for any unrecognized tax benefits. The Alerian Energy Infrastructure ETF files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

At November 30, 2014, the Fund had available for tax purposes unused capital loss carryforwards as follows:

	Short-Term	Long-Term

Alerian Energy Infrastructure ETF	$41,326	$–

The tax character of the distributions paid during the year ended November 30, 2014 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital

November 30, 2014
Alerian Energy Infrastructure ETF	$ 191,603	$ –	$ –

24  |  May 31, 2015

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2015 (Unaudited)

As of May 31, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Alerian MLP ETF	Alerian Energy Infrastructure ETF

Cost of investments for income tax purposes	$ 6,711,910,688	$18,546,713

Gross appreciation (excess of value over tax cost)	$ 3,568,944,963	$499,585
Gross depreciation (excess of tax cost over value)	(393,492,343)	(1,624,176)

Net unrealized appreciation (depreciation)	$ 3,175,452,620	$(1,124,591)

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from a Fund’s investments in master limited partnerships.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as each Fund’s investment adviser pursuant to advisory agreements with the Trust on behalf of each Fund (the “Advisory Agreements”). Pursuant to the Advisory Agreements, each Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund		Advisory Fee

Alerian MLP ETF	0.85%	up to an including $10 billion

	0.80%	greater than $10 billion up to an including $15 billion

	0.755%	greater than $15 billion up to and including $20 billion

	0.715%	greater than $20 billion

Alerian Energy Infrastructure ETF	0.65%

Out of the unitary management fees, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for taxes, interest expenses, distribution fees or expenses, brokerage expenses, and extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Funds’ expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

25  |  May 31, 2015

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2015 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

Alerian MLP ETF	$ 1,259,704,141	$ 1,602,098,466
Alerian Energy Infrastructure ETF	1,615,634	1,544,361

For the six months ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

Alerian MLP ETF	$ 879,339,128	$ –
Alerian Energy Infrastructure ETF	4,130,876	2,801,258

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. MASTER LIMITED PARTNERSHIPS

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

7. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2015. However, the following are details relating to the subsequent events through the date the financial statements were issued.

The following information applies to the Alerian Energy Infrastructure ETF (the “Fund”) only:

Alerian, the index provider for the Alerian Energy Infrastructure Index, announced certain changes to the Underlying Index. Accordingly, effective July 1, 2015, the prospectus for the Fund was modified.

26  |  May 31, 2015

Alerian Exchange Traded Funds
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION (Unaudited)

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2014:

	Qualified Dividend Income	Dividend Received Deduction

Alerian Energy Infrastructure ETF	100.00%	58.77%

In early 2015, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2014 via Form 1099. The Fund will notify shareholders in early 2016 of amounts paid to them by the Fund, if any, during the calendar year 2015.

LICENSING AGREEMENTS

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Advisor”) with respect to each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF, to allow the Adviser’s use of AMZI and AMEI. The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”). “Alerian,” “Alerian MLP Infrastructure Index,” “Alerian Energy Infrastructure Index,” “Alerian Index Series” and “AMZI” are service marks or trademarks of Alerian. Alerian acts as brand licensor for each Underlying Index. Alerian is not responsible for the descriptions of either Underlying Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

Neither Fund is issued, sponsored, endorsed, sold or promoted by Alerian (“Licensor”) or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Alerian MLP Infrastructure Index (“Index”) to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of either Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of either Fund or in the determination or calculation of the NAV of the relevant Fund. Alerian MLP Infrastructure Index, Alerian MLP Infrastructure Total Return Index, AMZI and AMZIX are trademarks of GKD Index Partners, LLC and their general use is granted under a license from GKD Index Partners, LLC.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

27  |  May 31, 2015

Alerian Exchange Traded Funds
Additional Information	May 31, 2015 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by either Fund, owners of the Shares of the relevant Fund or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index, even if notified of the possibility of such damages.

(Applicable to the Alerian Energy Infrastructure ETF only)

The Underlying Index is the exclusive property of GKD Index Partners LLC d/b/a Alerian, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Underlying Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Dow Jones Indices” and its related stylized mark(s) have been licensed for use by Alerian.

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, “S&P Dow Jones Indices Entities”). S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices Entities only relationship to Alerian with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the Underlying Index. S&P Dow Jones Indices Entities are not responsible for and have not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALERIAN, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

28  |  May 31, 2015

SEMI-ANNUAL REPORT | May 31, 2015

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the ETFs.

May 31, 2015

ALPS STOXX Europe 600 ETF (NYSE ARCA: STXX)

An ALPS Advisors Solution

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Schedule of Investments	4

Statement of Assets & Liabilities	12

Statement of Operations	13

Statements of Changes In Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

Additional Information	21

www.alpsfunds.com

ALPS STOXX Europe 600 ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The Fund employs a “passive management” – or indexing – investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the STOXX® Europe 600 Index (the “Underlying Index”).

The Underlying Index, compiled by STOXX, is a fixed component benchmark index that consists of the 600 largest developed market stocks of the STOXX Europe Total Market Index, which is an aggregate of the STOXX Total Market country indices representing certain developed market countries within Europe. These countries include Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Each Country Index aims to represent a broad market by covering 95% of the free-float† market capitalization of the applicable country.

Fund Performance (as of May 31, 2015)

	6 Months	Since Inception^
ALPS STOXX Europe 600 ETF – NAV	3.52%	7.40%
ALPS STOXX Europe 600 ETF – Market Price*	2.79%	8.37%
STOXX® Europe 600 Net Index USD	3.08%	7.08%
STOXX® Europe 600 Price Index USD	1.27%	5.03%

Total Expense Ratio (per the current prospectus) 0.25%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.299.4056.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

†	Free-float methodology market capitalization is calculated by taking the equity’s price and multiplying it by the number of shares readily available in the market.

^	The Fund commenced investment operations on October 31, 2014. Total return for a period of less than one year is not annualized. The index inception date is June 15, 1998.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

STOXX® Europe 600 Index is derived from the STOXX Europe Total Market Index and is a subset of the STOXX Global 1800 Index. With a fixed number of 600 components, the Underlying Index represents large, mid and small capitalization companies across 18 countries of the European region: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is subject to foreign investing risks including currency fluctuations and political uncertainty. Small-cap and mid-cap companies generally will have greater volatility in price than stocks of large companies. Investments concentrated in certain regions, economies, countries, markets, industries or sectors generally will be more volatile.

The Fund is a new product with a limited operating history.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS STOXX Europe 600 ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the distributor for the ALPS STOXX Europe 600 ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with STOXX Limited, Zurich, Switzerland.

1  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Performance Overview	May 31, 2015 (Unaudited)

Top Ten Holdings* (as of May 31, 2015)		Sector Allocation* (as of May 31, 2015)
Novartis AG	2.86%
Nestle SA	2.70%
Roche Holding AG	2.24%
HSBC Holdings PLC	1.98%
BP PLC	1.36%
TOTAL SA	1.30%
Sanofi	1.29%
Bayer AG	1.26%
Royal Dutch Shell PLC, A Shares	1.24%
GlaxoSmithKline PLC	1.17%
Top Ten Holdings	17.40%

*	% of Total Investments.

Holdings and sector allocations are subject to change.

Growth of $10,000 (as of May 31, 2015)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account	Ending Account		Expenses Paid
	Value	Value	Expense	During Period
	12/1/14	5/31/15	Ratio(a)	12/1/14 - 5/31/15(b)
ALPS STOXX Europe 600 ETF
Actual	$1,000.00	$1,035.20	0.25%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	0.25%	$1.26

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.66%)
Australia (0.48%)
BHP Billiton PLC	1,509	$31,816

Total Australia		31,816

Austria (0.34%)
ams AG	45	2,677
ANDRITZ AG	51	3,153
Erste Group Bank AG(a)	219	6,354
IMMOFINANZ AG(a)	682	1,816
OMV AG	104	2,953
Raiffeisen Bank International AG	85	1,307
Vienna Insurance Group AG Wiener Versicherung Gruppe	30	1,140
voestalpine AG	80	3,327

Total Austria		22,727

Belgium (1.88%)
Ackermans & van Haaren NV	15	2,049
Ageas	148	5,543
Anheuser-Busch InBev NV	554	66,596
Belgacom SA	100	3,473
bpost SA	70	2,020
Cofinimmo SA, REIT	15	1,579
Colruyt SA	45	2,024
Delhaize Group SA	75	6,694
Groupe Bruxelles Lambert SA	60	4,990
KBC Groep NV	181	12,136
Solvay SA	43	5,951
Telenet Group Holding NV(a)	35	1,902
UCB SA	94	6,721
Umicore SA	68	3,340

Total Belgium		125,018

Bermuda (0.09%)
Hiscox, Ltd.	210	2,738
Seadrill, Ltd.	257	3,099

Total Bermuda		5,837

Czech Republic (0.08%)
CEZ a.s.	119	2,963
Komercni banka a.s.	10	2,147

Total Czech Republic		5,110

Denmark (2.56%)
AP Moller-Maersk A/S, Class B(a)	5	9,643
Carlsberg A/S, Class B	75	6,895
Chr. Hansen Holding A/S	70	3,417
Coloplast A/S, B Shares	85	6,419
Danske Bank A/S(a)	494	14,494
DSV A/S	129	4,486
FLSmidth & Co. A/S	35	1,739
Genmab A/S(a)	32	2,810
GN Store Nord A/S	119	2,572
ISS A/S	69	2,370
Jyske Bank A/S(a)	50	2,411
Novo Nordisk A/S, Class B	1,397	78,007
Novozymes A/S, B Shares	155	7,455

Security Description	Shares	Value

Denmark (continued)
Pandora A/S(a)	83	$8,346
Sydbank A/S	55	2,132
TDC A/S	584	4,367
Topdanmark A/S(a)	59	1,617
Tryg A/S	97	1,938
Vestas Wind Systems A/S	160	8,169
William Demant Holding A/S(a)	20	1,647

Total Denmark		170,934

Finland (1.35%)
Amer Sports OYJ	85	2,166
Elisa OYJ	110	3,377
Fortum OYJ	315	5,992
Huhtamaki OYJ	66	2,223
Kesko OYJ, B Shares	50	1,870
Kone OYJ, B Shares	275	11,528
Metso OYJ	80	2,304
Neste Oil OYJ	94	2,381
Nokia OYJ	2,606	19,019
Nokian Renkaat OYJ	95	3,065
Orion OYJ, Class B	70	2,337
Outokumpu OYJ(a)	210	1,143
Sampo OYJ, A Shares	354	16,672
Stora Enso OYJ, R Shares	410	4,289
UPM-Kymmene OYJ	384	6,887
Wartsila OYJ Abp	110	4,915

Total Finland		90,168

France (14.69%)
Accor SA	130	7,124
Aeroports de Paris	25	3,093
Air France-KLM(a)	180	1,491
Air Liquide SA	249	32,079
Airbus Group NV	414	28,191
Alcatel-Lucent(a)	2,026	8,106
Alstom SA(a)	159	4,978
Arkema SA	46	3,417
Atos	55	4,230
AXA SA	1,500	37,751
BNP Paribas SA	814	49,108
Bollore SA	700	3,995
Bouygues SA	190	7,481
Bureau Veritas SA	155	3,552
Cap Gemini SA	115	9,981
Carrefour SA(a)	449	15,240
Casino Guichard Perrachon SA	40	3,140
Christian Dior SE	40	8,031
Cie de Saint-Gobain	364	16,963
Cie Generale des Etablissements Michelin	135	14,467
CNP Assurances	109	1,802
Credit Agricole SA	808	12,065
Danone SA	430	29,531
Dassault Systemes	95	7,426
Edenred	145	3,663
Eiffage SA	55	3,211

4  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

France (continued)
Electricite de France SA	209	$5,137
Essilor International SA	155	18,922
Eurazeo SA	31	2,077
Eutelsat Communications SA	106	3,610
Faurecia	34	1,530
Fonciere Des Regions, REIT	20	1,762
GDF Suez	1,156	23,329
Gecina SA, REIT	25	3,285
Groupe Eurotunnel SA	334	5,031
Havas SA	66	541
Hermes International	16	6,250
ICADE, REIT	25	1,949
Iliad SA	17	3,853
Imerys SA	25	1,871
Ingenico Group	46	5,706
JCDecaux SA	50	2,040
Kering(a)	55	9,662
Klepierre, REIT	114	5,065
Lafarge SA	135	9,531
Lagardere SCA	75	2,273
Legrand SA	190	10,693
L’Oreal SA	175	33,049
LVMH Moet Hennessy Louis Vuitton SE	195	34,727
Natixis SA	633	4,746
Neopost SA	25	1,188
Numericable-SFR SAS(a)	74	4,269
Orange SA	1,383	21,812
Orpea	26	1,832
Pernod Ricard SA	150	18,542
Peugeot SA(a)	325	6,782
Publicis Groupe SA	141	11,275
Remy Cointreau SA	15	1,082
Renault SA	150	15,573
Rexel SA	198	3,632
Rubis SCA	25	1,693
Safran SA	234	16,553
Sanofi	879	86,066
Schneider Electric SE	420	31,727
SCOR SE	129	4,420
SEB SA	20	1,772
Societe BIC SA	20	3,296
Societe Generale SA	594	27,743
Societe Television Francaise 1	85	1,435
Sodexo SA	70	7,220
Suez Environnement Co.	238	4,590
Technip SA	79	5,214
Teleperformance	40	2,946
Thales SA	70	4,354
TOTAL SA	1,722	86,951
Unibail-Rodamco SE, REIT	70	17,979
Valeo SA	55	8,780
Vallourec SA	85	2,101
Veolia Environnement SA	324	6,731
Vinci SA	372	22,095
Vivendi SA	913	23,254

Security Description	Shares	Value

France (continued)
Wendel SA	24	$3,059
Zodiac Aerospace	173	6,311

Total France		979,032

Germany (12.00%)
Aareal Bank AG	39	1,547
adidas AG	150	11,784
Allianz SE	329	51,581
Axel Springer SE	30	1,634
BASF SE	660	61,035
Bayer AG	594	84,256
Bayerische Motoren Werke AG	230	25,438
Beiersdorf AG	70	6,336
Bilfinger SE	35	1,488
Brenntag AG	110	6,643
Commerzbank AG(a)	679	9,035
Continental AG	77	17,781
Daimler AG	708	66,313
Deutsche Annington Immobilien SE	218	6,893
Deutsche Bank AG	924	27,821
Deutsche Boerse AG	140	11,214
Deutsche Euroshop AG	35	1,692
Deutsche Lufthansa AG(a)	165	2,320
Deutsche Post AG	679	20,467
Deutsche Telekom AG	2,211	37,991
Deutsche Wohnen AG	195	4,750
Dialog Semiconductor PLC(a)	51	2,840
Duerr AG	14	1,431
E.ON SE	1,432	21,028
Evonik Industries AG	50	1,867
Fraport AG Frankfurt Airport Services Worldwide	25	1,641
Freenet AG	94	3,092
Fresenius Medical Care AG & Co. KGaA	155	13,241
Fresenius SE & Co. KGaA	285	18,133
GEA Group AG	129	6,263
Gerresheimer AG	24	1,369
Hannover Rueck SE	45	4,371
HeidelbergCement AG	100	8,112
HUGO BOSS AG	48	5,480
Infineon Technologies AG	813	10,599
K+S AG	131	4,269
Kabel Deutschland Holding AG(a)	15	2,026
LANXESS AG	65	3,607
LEG Immobilien AG	36	2,637
Leoni AG	25	1,626
Linde AG	125	24,005
MAN SE	25	2,584
Merck KGaA	95	10,159
METRO AG	105	3,644
MorphoSys AG(a)	20	1,468
MTU Aero Engines AG	39	3,721
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	110	20,297
OSRAM Licht AG	64	3,373

5  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

Germany (continued)
ProSiebenSat.1 Media AG	159	$7,603
Rheinmetall AG	30	1,577
RWE AG	349	8,149
SAP SE	684	50,626
Siemens AG	567	59,646
STADA Arzneimittel AG	45	1,562
Symrise AG	90	5,729
Telefonica Deutschland Holding AG	374	2,068
ThyssenKrupp AG	314	8,318
TUI AG	342	6,058
United Internet AG	82	3,824
Wirecard AG	85	3,522

Total Germany		799,584

Greece (0.08%)
Alpha Bank AE(a)	3,096	1,136
Hellenic Telecommunications Organization SA(a)	175	1,553
National Bank of Greece SA(a)	1,088	1,386
OPAP SA	155	1,515

Total Greece		5,590

Ireland (1.77%)
Bank of Ireland(a)	17,084	6,530
Beazley PLC	425	1,932
C&C Group PLC	250	965
CRH PLC	585	16,397
DCC PLC	65	5,166
Experian PLC	744	14,169
Glanbia PLC	125	2,463
Grafton Group PLC	171	2,135
Kerry Group PLC, Class A	110	8,215
Kingspan Group PLC	101	2,305
Paddy Power PLC	31	2,749
Ryanair Holdings PLC	998	12,715
Shire PLC	430	37,034
Smurfit Kappa Group PLC	165	4,866
XL Group PLC	6	226

Total Ireland		117,867

Italy (3.41%)
Assicurazioni Generali SpA	963	18,625
Atlantia SpA	294	7,562
Azimut Holding SpA	75	2,128
Banca Monte dei Paschi di Siena SpA(a)	184	373
Banca Popolare dell’Emilia Romagna SC	345	2,986
Banca Popolare di Milano Scarl	2,984	3,089
Banca Popolare di Sondrio Scarl	325	1,562
Banco Popolare SC(a)	260	4,383
Davide Campari-Milano SpA	186	1,420
Enel Green Power SpA	1,108	2,097
Enel SpA	4,646	22,544
Eni SpA	1,932	34,778
EXOR SpA	70	3,484
Finmeccanica SpA(a)	290	3,848

Security Description	Shares	Value

Italy (continued)
Intesa Sanpaolo SpA	10,133	$36,526
Luxottica Group SpA	135	9,089
Mediaset SpA	512	2,466
Mediobanca SpA	429	4,415
Pirelli & C. SpA	229	3,886
Prysmian SpA	145	3,273
Saipem SpA(a)	180	2,285
Snam SpA	1,514	7,489
Telecom Italia SpA(a)	7,502	9,195
Terna Rete Elettrica Nazionale SpA	1,014	4,833
UniCredit SpA	4,002	27,999
Unione di Banche Italiane SCpA	649	5,300
UnipolSai SpA	599	1,628

Total Italy		227,263

Jersey (0.10%)
Phoenix Group Holdings	160	2,093
Randgold Resources, Ltd.	65	4,704

Total Jersey		6,797

Jordan (0.05%)
Hikma Pharmaceuticals PLC	100	3,176

Total Jordan		3,176

Luxembourg (0.49%)
Altice SA(a)	61	7,939
ArcelorMittal	728	7,754
Eurofins Scientific SE	5	1,522
RTL Group SA	30	2,691
SES SA	230	8,144
Tenaris SA	335	4,849

Total Luxembourg		32,899

Mexico (0.02%)
Fresnillo PLC	134	1,555

Total Mexico		1,555

Netherlands (4.37%)
Aalberts Industries NV	70	2,165
Aegon NV	1,333	10,147
Akzo Nobel NV	175	13,329
ASM International NV	40	1,958
ASML Holding NV	270	30,173
Boskalis Westminster NV	60	2,973
Delta Lloyd NV	141	2,450
Gemalto NV	60	5,248
Heineken Holding NV	70	4,868
Heineken NV	155	12,145
ING Groep NV, CVA	2,759	45,377
Koninklijke Ahold NV	602	12,242
Koninklijke DSM NV	130	7,709
Koninklijke KPN NV	2,332	8,462
Koninklijke Philips NV	666	18,144
Koninklijke Vopak NV	46	2,289
NN Group NV	113	3,160
OCI NV(a)	65	1,917
PostNL NV(a)	319	1,454

6  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

Netherlands (continued)
QIAGEN NV(a)	174	$4,258
Randstad Holding NV	89	5,154
Royal Dutch Shell PLC, A Shares	2,784	83,077
SBM Offshore NV(a)	134	1,785
TNT Express NV	339	2,859
Wereldhave NV, REIT	17	1,028
Wolters Kluwer NV	219	6,815

Total Netherlands		291,186

Norway (0.95%)
DNB ASA	659	11,575
Gjensidige Forsikring ASA	135	2,085
Marine Harvest ASA	219	2,526
Norsk Hydro ASA	978	4,592
Orkla ASA	554	4,342
Schibsted ASA, Class A	59	3,792
Statoil ASA	758	14,221
Storebrand ASA(a)	324	1,163
Telenor ASA	493	11,178
TGS Nopec Geophysical Co. ASA	75	1,892
Yara International ASA	113	5,703

Total Norway		63,069

Portugal (0.24%)
Banco Comercial Portugues SA(a)	30,997	2,901
EDP-Energias de Portugal SA	1,881	7,344
Galp Energia SGPS SA	279	3,285
Jeronimo Martins SGPS SA	175	2,405

Total Portugal		15,935

South Africa (0.14%)
Investec PLC	390	3,574
Lonmin PLC(a)	61	131
Mondi PLC	265	5,978

Total South Africa		9,683

Spain (4.95%)
Abengoa SA, B Shares	389	1,303
Abertis Infraestructuras SA	279	4,901
ACS Actividades de Construccion y Servicios SA	140	4,514
Amadeus IT Holding SA, A Shares	308	14,016
Banco Bilbao Vizcaya Argentaria SA	4,466	44,111
Banco de Sabadell SA	3,495	8,852
Banco Popular Espanol SA	1,364	6,726
Banco Santander SA	9,979	71,064
Bankia SA(a)	3,178	4,108
Bankinter SA	464	3,417
Bolsas y Mercados Espanoles SHMSF SA	55	2,230
CaixaBank SA(a)	1,664	7,976
Distribuidora Internacional de Alimentacion SA(a)	429	3,419
Enagas SA	155	4,458
Endesa SA	193	3,609
Ferrovial SA	314	6,778
Gamesa Corp. Tecnologica SA	148	2,277

Security Description	Shares	Value

Spain (continued)
Gas Natural SDG SA	255	$6,272
Grifols SA	109	4,347
Iberdrola SA	4,134	28,586
Inditex SA	748	24,777
Mapfre SA	714	2,545
Mediaset Espana Comunicacion SA	128	1,610
Red Electrica Corp. SA	80	6,729
Repsol SA	712	13,560
Telefonica SA	3,121	44,150
Viscofan SA	30	1,842
Zardoya Otis SA	120	1,543

Total Spain		329,720

Sweden (4.40%)
Alfa Laval AB	224	4,227
Assa Abloy AB, B Shares	239	14,099
Atlas Copco AB, A Redemption Shares	464	14,029
Atlas Copco AB, A Shares(a)	464	324
BillerudKorsnas AB	129	2,186
Boliden AB	185	3,966
Castellum AB	125	1,793
Electrolux AB, Series B	170	5,186
Elekta AB, B Shares	265	1,866
Getinge AB, B Shares	140	3,384
Hennes & Mauritz AB, B Shares	669	26,379
Hexagon AB, B Shares	175	6,422
Hexpol AB	200	2,169
Husqvarna AB, B Shares	290	2,207
ICA Gruppen AB(a)	55	1,917
Industrivarden AB, A Shares	140	2,901
Intrum Justitia AB	55	1,680
Investment AB Kinnevik, B Shares	170	5,676
Investor AB, B Shares	329	12,992
JM AB	55	1,558
Lundin Petroleum AB(a)	166	2,613
Meda AB, A Shares	173	2,477
Modern Times Group MTG AB, B Shares	40	1,267
NCC AB, B Shares	60	1,866
Nordea Bank AB	2,286	29,733
Sandvik AB	799	9,624
Securitas AB, B Shares	230	3,124
Skandinaviska Enskilda Banken AB, A Shares	1,133	13,992
Skanska AB, B Shares	289	6,013
SKF AB, B Shares	274	6,613
Svenska Cellulosa AB SCA, Class B	419	10,929
Svenska Handelsbanken AB, A Shares	1,047	15,767
Swedbank AB, A Shares	663	15,552
Swedish Match AB	145	4,318
Tele2 AB, B Shares	224	2,632
Telefonaktiebolaget LM Ericsson, B Shares	2,181	24,479
TeliaSonera AB	1,656	9,760

7  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

Sweden (continued)
Trelleborg AB, B Shares	175	$3,411
Volvo AB, B Shares	1,094	14,203

Total Sweden		293,334

Switzerland (14.91%)
ABB, Ltd.(a)	1,657	36,248
Actelion, Ltd.	84	11,744
Adecco SA	130	10,332
Aryzta AG	65	4,122
Baloise Holding AG	35	4,361
Barry Callebaut AG	1	1,128
Cie Financiere Richemont SA	375	32,399
Clariant AG	209	4,474
Coca-Cola HBC AG	144	3,154
Credit Suisse Group AG	1,088	28,837
DKSH Holding AG	25	1,928
Dufry AG(a)	20	2,766
EMS-Chemie Holding AG	5	2,129
Flughafen Zuerich AG	3	2,373
Galenica AG	4	4,005
GAM Holding AG	120	2,675
Geberit AG	30	10,789
Georg Fischer AG	3	2,271
Givaudan SA	6	10,993
Glencore PLC	7,136	31,406
Helvetia Holding AG	5	2,801
Holcim, Ltd.	164	12,939
Julius Baer Group, Ltd.	160	8,733
Kaba Holding AG, Class B	3	1,885
Kuehne + Nagel International AG	40	5,618
Logitech International SA(a)	110	1,773
Lonza Group AG	40	5,618
Nestle SA	2,326	180,417
Novartis AG	1,861	191,081
OC Oerlikon Corp. AG	140	1,795
Pargesa Holding SA	20	1,408
Partners Group Holding AG	14	4,391
PSP Swiss Property AG	30	2,578
Roche Holding AG	509	149,583
Schindler Holding AG	30	5,257
SGS SA	4	7,686
Sika AG(a)	2	6,871
Sonova Holding AG	40	6,031
STMicroelectronics NV	474	4,037
Sulzer AG	15	1,649
The Swatch Group AG	22	8,736
Swiss Life Holding AG	26	6,238
Swiss Prime Site AG	45	3,603
Swiss Re AG	249	22,361
Swisscom AG	19	11,008
Syngenta AG	68	30,786
UBS Group AG	2,524	54,302
Wolseley PLC	189	11,673
Zurich Insurance Group AG	110	35,100

Total Switzerland		994,092

Security Description	Shares	Value

United Kingdom (29.21%)
3i Group PLC	699	$6,015
AA PLC(a)	387	2,419
Aberdeen Asset Management PLC	703	4,799
Admiral Group PLC	155	3,527
Aggreko PLC	185	4,547
Amec Foster Wheeler PLC	282	4,095
Amlin PLC	364	2,713
Anglo American PLC	1,003	15,728
Antofagasta PLC	279	3,181
ARM Holdings PLC	1,014	17,900
Ashmore Group PLC	280	1,418
Ashtead Group PLC	364	6,231
Associated British Foods PLC	260	12,033
AstraZeneca PLC	919	61,416
AVEVA Group PLC	45	1,338
Aviva PLC	2,877	23,019
Babcock International Group PLC	181	3,112
BAE Systems PLC	2,271	17,876
Balfour Beatty PLC	499	1,898
Barclays PLC	11,814	48,753
Barratt Developments PLC	710	6,424
BBA Aviation PLC	314	1,573
Bellway PLC	90	3,228
Berendsen PLC	125	1,943
Berkeley Group Holdings PLC	94	4,445
Betfair Group PLC	61	2,486
BG Group PLC	2,446	42,506
Booker Group PLC	1,087	2,952
BP PLC	13,221	91,083
British American Tobacco PLC	1,352	74,504
The British Land Co. PLC, REIT	743	9,789
Britvic PLC	179	2,004
BT Group PLC	5,828	39,790
BTG PLC(a)	263	2,852
Bunzl PLC	240	6,955
Burberry Group PLC	320	8,290
Cable & Wireless Communications PLC	1,878	1,939
Capita PLC	484	9,262
Capital & Counties Properties PLC	534	3,426
Carillion PLC	310	1,570
Centrica PLC	3,651	15,491
Close Brothers Group PLC	100	2,447
CNH Industrial NV	709	6,311
Cobham PLC	819	3,701
Compass Group PLC	1,200	20,982
Croda International PLC	100	4,471
CSR PLC	124	1,673
Daily Mail & General Trust PLC, Class A	205	3,014
Derwent London PLC, REIT	75	4,082
Diageo PLC	1,838	51,001
Direct Line Insurance Group PLC	1,078	5,556
Dixons Carphone PLC	729	5,297
Drax Group PLC	290	1,753
DS Smith PLC	679	3,685

8  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

United Kingdom (continued)
easyJet PLC	145	$3,566
Electrocomponents PLC	315	1,151
Elementis PLC	334	1,561
Essentra PLC	178	2,721
Fiat Chrysler Automobiles NV(a)	603	9,636
Firstgroup PLC(a)	868	1,506
G4S PLC	1,118	5,095
Genel Energy PLC(a)	120	968
GKN PLC	1,197	6,707
GlaxoSmithKline PLC	3,519	78,176
Great Portland Estates PLC, REIT	249	3,153
Greene King PLC	159	1,993
Halma PLC	274	3,197
Hammerson PLC, REIT	564	5,763
Hargreaves Lansdown PLC	179	3,469
Hays PLC	974	2,404
Henderson Group PLC	811	3,536
Home Retail Group PLC	584	1,406
Howden Joinery Group PLC	464	3,624
HSBC Holdings PLC	13,895	132,243
ICAP PLC	399	3,372
IG Group Holdings PLC	264	3,153
IMI PLC	205	3,901
Imperial Tobacco Group PLC	699	36,003
Inchcape PLC	303	3,913
Informa PLC	441	3,916
Inmarsat PLC	324	4,917
InterContinental Hotels Group PLC	179	7,499
Intermediate Capital Group PLC	290	2,655
International Consolidated Airlines Group SA(a)	749	6,342
International Personal Finance PLC	174	1,308
Intertek Group PLC	115	4,396
Intu Properties PLC, REIT	654	3,342
ITV PLC	2,714	11,295
J Sainsbury PLC	1,019	3,919
Jazztel PLC(a)	152	2,164
John Wood Group PLC	270	3,027
Johnson Matthey PLC	150	8,022
Jupiter Fund Management PLC	329	2,353
Kingfisher PLC(a)	1,704	9,636
Ladbrokes PLC	689	1,262
Lancashire Holdings, Ltd.	135	1,331
Land Securities Group PLC, REIT	579	11,619
Legal & General Group PLC	4,265	17,326
Lloyds Banking Group PLC	38,796	52,044
London Stock Exchange Group PLC	172	6,459
Man Group PLC	1,263	3,446
Marks & Spencer Group PLC	1,178	10,497
Meggitt PLC	578	4,492
Melrose Industries PLC	717	2,906
Merlin Entertainments PLC(b)(c)	470	3,296
Michael Page International PLC	230	1,911
Micro Focus International PLC	94	1,902
Mitie Group PLC	270	1,281
National Grid PLC	2,780	39,685

Security Description	Shares	Value

United Kingdom (continued)
Next PLC	110	$12,643
Ocado Group PLC(a)	420	2,340
Old Mutual PLC	3,533	11,939
Pearson PLC	589	11,766
Pennon Group PLC	281	3,666
Persimmon PLC	220	6,597
Petrofac, Ltd.	189	2,614
Polyus Gold International, Ltd.	479	1,351
Provident Financial PLC	101	4,623
Prudential PLC	1,837	45,681
QinetiQ Group PLC	464	1,678
Reckitt Benckiser Group PLC	474	42,779
Reed Elsevier NV	488	11,834
Reed Elsevier PLC	812	13,465
Rentokil Initial PLC	1,313	2,950
The Restaurant Group PLC	159	1,677
Rexam PLC	509	4,349
Rightmove PLC	74	3,784
Rio Tinto PLC	904	39,461
Rolls-Royce Holdings PLC	1,345	20,516
Rolls-Royce Holdings PLC -C Shares (Entitlement)	151,998	232
Rotork PLC	640	2,479
Royal Bank of Scotland Group PLC(a)	1,695	8,945
Royal Mail PLC	370	2,963
RSA Insurance Group PLC	729	4,806
SABMiller PLC	739	39,464
The Sage Group PLC	804	6,986
Schroders PLC	94	4,847
Segro PLC, REIT	534	3,479
Serco Group PLC	863	1,815
Severn Trent PLC	174	5,843
Shaftesbury PLC, REIT	200	2,678
Sky PLC	753	12,142
Smith & Nephew PLC	659	11,684
Smiths Group PLC	284	5,204
Spectris PLC	90	3,216
Spirax-Sarco Engineering PLC	55	2,930
Sports Direct International PLC(a)	186	1,922
SSE PLC	705	17,941
St. James’s Place PLC	374	5,210
Stagecoach Group PLC	309	1,910
Standard Chartered PLC	1,447	23,133
Standard Life PLC	1,409	10,503
Subsea 7 SA	187	1,961
TalkTalk Telecom Group PLC	394	2,409
Tate & Lyle PLC	335	2,980
Taylor Wimpey PLC	2,341	6,566
Telecity Group PLC	145	2,389
Tesco PLC	5,835	18,960
Thomas Cook Group PLC(a)	1,053	2,322
Travis Perkins PLC	179	6,065
Tullow Oil PLC	654	3,949
UBM PLC	332	2,824
Ultra Electronics Holdings PLC	50	1,399
Unilever NV, CVA	1,113	47,466

9  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

United Kingdom (continued)
Unilever PLC	954	$42,095
United Utilities Group PLC	490	7,459
Victrex PLC	60	1,914
Vodafone Group PLC	19,180	74,855
The Weir Group PLC	155	4,795
WH Smith PLC	117	2,768
Whitbread PLC	130	10,173
William Hill PLC	629	4,046
Wm Morrison Supermarkets PLC	1,682	4,396
WPP PLC	952	22,408
WS Atkins PLC	75	1,678

Total United Kingdom		1,946,890

United States (0.10%)
Carnival PLC	135	6,535

Total United States		6,535

TOTAL COMMON STOCKS (Cost $6,368,312)		6,575,817

CLOSED-END FUNDS (0.04%)
Switzerland (0.04%)
BB Biotech AG	9	2,815

Total Switzerland		2,815

TOTAL CLOSED-END FUNDS (Cost $2,314)		2,815

PREFERRED STOCKS (0.81%)
Germany (0.81%)
Fuchs Petrolub AG	50	2,193
Henkel AG & Co. KGaA	130	15,556
Porsche Automobil Holding SE	110	9,716
Volkswagen AG	110	26,699

Total Germany		54,164

TOTAL PREFERRED STOCKS (Cost $48,198)		54,164

RIGHTS (0.02%)(a)
France (0.00%)(d)
Rubis SCA, strike price 48 (EUR), expires 06/04/2015	25	$25

Total France		25

Germany (0.00%)(d)
Deutsche Wohnen AG, strike price 21.50 (EUR), expires 06/03/2015	195	6

Total Germany		6

Security Description		Shares	Value

Italy (0.02%)
Banca Monte dei Paschi di Siena, strike price 1.17 (EUR), expires 06/12/2015		184	$1,221

Total Italy			1,221

TOTAL RIGHTS (Cost $2,225)			1,252

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.73%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (e)	48,666	$48,666

TOTAL SHORT TERM INVESTMENTS (Cost $48,666)			48,666

TOTAL INVESTMENTS (100.26%) (Cost $6,469,715)			$6,682,714

NET LIABILITIES LESS OTHER ASSETS (-0.26%)			(17,814)

NET ASSETS (100.00%)			$6,664,900

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,296, representing 0.05% of net assets.

(c)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $3,296, representing 0.05% of net assets.

(d)	Less than 0.005% of Net Assets.
(e)	Less than 0.0005%.

Common Abbreviations:
AB	-	Aktiebolag is the Swedish equivalent of the term corporation.
AE	-	Anonymous Etairia is a limted by shares company in Greek Law.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
a.s.	-	Akciova Spolecnost is a joint stock company in the Czech Republic.

10  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Common Abbreviations: (continued)

A/S	-	Aktieselskab is the Danish term for Joint Stock Company.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
CVA	-	Dutch Certification.
KGaA	-	Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ	-	Osakeyhtio is the Finnish equivalent of a public limited company.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SC	-	Societa cooperativa is the Italian phrase for a private company.
SCA	-	Societe en commandite par actions is the French phrase for a limited partnership.
SCpA	-	Societa consortile per azioni is the Italian phrase for an Italian consortium joint-stock company.
SE	-	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SGPS		Sociedade gestora de participa coes sociais is the Portuguese phrase for a limited liability company.
SpA	-	Societa per Azione is the Italian phrase for a shared company.
Scarl		Societa cooperativa a responsabilita limitata is the Italian phrase for a limited liability company.

See Notes to Financial Statements.

11  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Statement of Assets and Liabilities	May 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$6,682,714
Cash	395
Foreign currency, at value (Cost $4,712)	4,721
Receivable for investments sold	2,471
Foreign tax reclaims	6,315
Dividends receivable	12,252

Total Assets	6,708,868

LIABILITIES:
Payable for investments purchased	42,689
Payable to adviser	1,279

Total Liabilities	43,968

NET ASSETS	$6,664,900

NET ASSETS CONSIST OF:
Paid-in capital	$6,388,221
Accumulated net investment income	65,475
Accumulated net realized loss on investments and foreign currency transactions	(1,591)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	212,795

NET ASSETS	$6,664,900

INVESTMENTS, AT COST	$6,469,715

PRICING OF SHARES
Net Assets	$6,664,900
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	250,000
Net Asset Value, offering and redemption price per share	$26.66

See Notes to Financial Statements.

12  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Statement of Operations	For the Six Months Ended May 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$ 115,028

Total Investment Income	115,028

EXPENSES:
Investment adviser fees	6,564

Total Expense	6,564

NET INVESTMENT INCOME	108,464

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(749)
Net realized loss on foreign currency transactions	(875)
Net change in unrealized appreciation on investments	33,205
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(159)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	31,422

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 139,886

(a)	Net of foreign tax withholding $16,587.

See Notes to Financial Statements.

13  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Period October 31, 2014 (Commencement of Operations) to November 30, 2014

OPERATIONS:
Net investment income	$108,464	$7,522
Net realized gain/(loss) on investments and foreign currency transactions	(1,624)	33
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	33,046	179,749

Net increase in net assets resulting from operations	139,886	187,304

DISTRIBUTIONS:
Dividends to shareholders from net investment income	(50,511)	–

Net decrease in net assets from distributions	(50,511)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,373,923	5,014,298

Net increase from capital share transactions	1,373,923	5,014,298

Net increase in net assets	1,463,298	5,201,602

NET ASSETS:
Beginning of period	5,201,602	–

End of period *	$6,664,900	$5,201,602

*Including accumulated net investment income of:	$65,475	$7,522

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	200,000	–
Shares sold	50,000	200,000

Shares outstanding, end of period	250,000	200,000

See Notes to Financial Statements.

14  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Period October 31, 2014 (Commencement of Operations) to November 30, 2014

NET ASSET VALUE, BEGINNING OF PERIOD	$26.01	$25.07

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.53	0.04
Net realized and unrealized gain	0.37	0.90

Total from investment operations	0.90	0.94

DISTRIBUTIONS:
From net investment income	(0.25)	–

Total distributions	(0.25)	–

Net increase in net asset value	0.65	0.94

NET ASSET VALUE, END OF PERIOD	$26.66	$26.01

TOTAL RETURN(b)	3.52%	3.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,665	$5,202

Ratio of expenses to average net assets	0.25%(c)	0.25%(c)
Ratio of net investment income to average net assets	4.13%(c)	1.74%(c)
Portfolio turnover rate(d)	2%	0%(e)

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.
(e)	Less than 0.005%.

See Notes to Financial Statements.

15  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS STOXX Europe 600 ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the STOXX® Europe 600 Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund commenced operations on October 31, 2014.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

16  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
United Kingdom	$1,946,653	$232	$–	$1,946,885
Other	4,628,932	–	–	4,628,932
Closed-End Funds	2,815	–	–	2,815
Preferred Stocks	54,164	–	–	54,164
Rights	1,252	–	–	1,252
Short Term Investments	48,666	–	–	48,666

TOTAL	$6,682,482	$232	$–	$6,682,714

*	For a detailed country breakdown, see the accompanying Schedule of Investments

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

17  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

C. European Economic Risk

The Economic and Monetary Union (the “EMU”) of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the Euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the Euro.

D. Foreign Investment Risk

The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in a foreign currency.

E. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

F. Concentration Risk

The Fund seeks to track the Underlying Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

G. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

H. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

I. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

As of the period ended November 30, 2014 the Fund paid no distributions.

18  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

As of May 31, 2015, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS STOXX Europe 600 ETF

Gross appreciation (excess of value over tax cost)	$397,409
Gross depreciation (excess of tax cost over value)	(184,423)

Net unrealized appreciation (depreciation)	212,986

Cost of investments for income tax purposes	$6,469,728

The differences between book-basis and tax-basis are primarily due to the deferral of losses from Passive Foreign Investment Company (“PFIC”) adjustments.

J. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Being that the Fund commenced operations on October 31, 2014; no tax returns have been filed as of the date of this report.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.25% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

19  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS STOXX Europe 600 ETF	$137,592	$91,017
For the six months ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
Fund	Purchases	Sales
ALPS STOXX Europe 600 ETF	$1,362,102	$–

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

20  |  May 31, 2015

ALPS STOXX Europe 600 ETF
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION (UNAUDITED)

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2014:

	Qualified Dividend Income	Dividend Received Deduction
ALPS STOXX Europe 600 ETF	100.00%	0.00%

In early 2015, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2014 via Form 1099. The Fund will notify shareholders in early 2016 of amounts paid to them by the Fund, if any, during the calendar year 2015.

LICENSING AGREEMENT

The STOXX® Europe 600 is the intellectual property (including registered trademarks) of STOXX Limited, Zurich, Switzerland and/or its licensors (“Licensors”), which is used under license. The securities based on the Index are in no way sponsored, endorsed, sold or promoted by STOXX and its Licensors and neither of the Licensors shall have any liability with respect thereto.

21  |  May 31, 2015

  SEMI-ANNUAL REPORT | May 31, 2015

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the ETF.

SEMI-ANNUAL REPORT

ALPS ETF TRUST | May 31, 2015

BFOR

BARRON'S 400℠ ETF

(NYSE ARCA: BFOR)

Performance Overview	1

Disclosure of Fund Expenses	3

Schedule of Investments	4

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Additional Information	17

Barron’s 400SM ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The Barron’s 400SM ETF (the “Fund”) seeks investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of high performing equity securities of U.S. companies. The Fund will invest at least 80% of its total assets in the equity securities which comprise the Underlying Index.

The Underlying Index generally consists of 400 stocks. The Underlying Index’s stocks are constituents of the MarketGrader U.S. Coverage Universe. In compiling the Underlying Index, MarketGrader Capital, LLC (the “Index Provider”) selects the 400 stocks from the MarketGrader U.S. Coverage Universe by using a methodology that selects components based on the strength of their fundamentals in growth, value, profitability and cash flow and then screens such potential Underlying Index components for certain criteria regarding concentration, market capitalization and liquidity. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semiannually, on the third Friday of March and September each year.

Performance (as of May 31, 2015)

	6 Months	1 Year	Since Inception^
Barron’s 400SM ETF – NAV	5.97%	10.77%	15.98%
Barron’s 400SM ETF – Market Price*	6.00%	10.76%	16.02%
Barron’s 400 IndexSM	6.34%	11.54%	16.79%
Total Expense Ratio (per the current prospectus) 0.65%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1. 855.724.0450.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of  days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on June 4, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Barron’s 400 IndexSM, calculated by NYSE Euronext or its affiliates, measures the performance of a diversified group of U.S. companies selected in part based on fundamentals-related rules-based criteria. The index includes companies that have scored highest according to fundamentals-related rankings calculated by MarketGrader. Additional rules-based screening provides for sector and market cap diversification. The Index has been licensed to MarketGrader Capital LLC for use with the Barron’s 400 IndexSM.

One cannot invest directly in an index. Index performance does not reflect fund performance.

Funds that emphasize investments in small/mid cap companies will generally experience greater price volatility.

Barron’s 400SM ETF shares are not individually redeemable. Investors buy and sell shares of the Barron’s 400SM ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Barron’s 400SM ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the ETF.

1  |  May 31, 2015

Barron’s 400SM ETF
Performance Overview	May 31, 2015 (Unaudited)

Top 10 Holdings* (as of May 31, 2015)

Skechers U.S.A., Inc., Class A	0.38%
Cal-Maine Foods, Inc.	0.37%
Rosetta Resources, Inc.	0.35%
Nautilus, Inc.	0.35%
Marcus & Millichap, Inc.	0.35%
Matador Resources Co.	0.34%
TASER International, Inc.	0.33%
Ambarella, Inc.	0.33%
RigNet, Inc.	0.33%
Oasis Petroleum, Inc.	0.32%
Total % of Top 10 Holdings	3.45%

*	% of Total Investments

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2015)

Growth of $10,000 (as of May 31, 2015)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2015

Barron’s 400SM ETF
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expense Ratio(a)	Expenses Paid During Period 12/1/14 - 5/31/15(b)
Actual	$ 1,000.00	$ 1,059.70	0.65%	$ 3.34
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.69	0.65%	$ 3.28

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of  days in the most recent fiscal half year (182), divided by 365.

3  |  May 31, 2015

Barron’s 400SM ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (95.90%)
Consumer Discretionary (19.69%)
1-800-Flowers.com, Inc., Class A(a)	41,919	$398,650
Advance Auto Parts, Inc.	3,493	535,197
American Public Education, Inc.(a)	16,435	397,234
Asbury Automotive Group, Inc.(a)	6,730	572,858
AutoNation, Inc.(a)	8,422	525,617
Bed Bath & Beyond, Inc.(a)	6,881	490,753
Best Buy Co., Inc.	12,739	442,043
BorgWarner, Inc.	8,816	530,282
Buckle, Inc.	10,646	453,307
Buffalo Wild Wings, Inc.(a)	2,762	421,675
Capella Education Co.	7,900	420,833
Chipotle Mexican Grill, Inc.(a)	779	479,490
Columbia Sportswear Co.	8,961	502,264
Comcast Corp., Class A	8,918	517,244
Cracker Barrel Old Country Store, Inc.	3,397	479,249
Deckers Outdoor Corp.(a)	7,448	507,581
Diamond Resorts International, Inc.(a)	15,830	492,313
Dick’s Sporting Goods, Inc.	9,072	487,348
Dollar Tree, Inc.(a)	6,289	471,612
Drew Industries, Inc.	8,464	519,690
Dunkin’ Brands Group, Inc.	10,945	584,025
Five Below, Inc.(a)	17,095	568,409
Foot Locker, Inc.	8,557	540,802
Fossil Group, Inc.(a)	6,436	457,020
Gap, Inc.	12,694	486,561
Gentex Corp.	28,886	496,262
Gentherm, Inc.(a)	11,418	585,287
Genuine Parts Co.	5,536	500,842
G-III Apparel Group, Ltd.(a)	9,754	554,612
GNC Holdings, Inc., Class A	11,328	504,549
Goodyear Tire & Rubber Co.	20,908	665,815
Grand Canyon Education, Inc.(a)	11,500	491,165
Hanesbrands, Inc.	15,415	491,122
Harley-Davidson, Inc.	8,768	469,000
Harman International Industries, Inc.	3,935	474,246
Hasbro, Inc.	8,505	613,466
Hibbett Sports, Inc.(a)	10,380	483,189
Home Depot, Inc.	4,534	505,178
Interval Leisure Group, Inc.	19,622	510,564
iRobot Corp.(a)	16,343	522,159
Las Vegas Sands Corp.	9,823	499,303
Lumber Liquidators Holdings, Inc.(a)	17,655	360,162
Macy’s, Inc.	8,174	547,249
Meritage Homes Corp.(a)	12,143	532,592
Mohawk Industries, Inc.(a)	2,943	549,282
Nautilus, Inc.(a)	34,837	735,757
Nexstar Broadcasting Group, Inc., Class A	9,050	514,855
NIKE, Inc., Class B	5,429	551,966
Nordstrom, Inc.	6,533	474,557
NVR, Inc.(a)	399	542,879
O’Reilly Automotive, Inc.(a)	2,448	537,409

Security Description	Shares	Value

Consumer Discretionary (continued)
Outerwall, Inc.	8,038	$616,193
Polaris Industries, Inc.	3,541	506,540
Pool Corp.	7,516	498,161
Priceline Group, Inc.(a)	453	530,934
Ross Stores, Inc.	4,924	476,003
Scripps Networks Interactive, Inc., Class A	7,304	489,441
Select Comfort Corp.(a)	15,725	489,834
Sinclair Broadcast Group, Inc., Class A	18,391	552,466
Skechers U.S.A., Inc., Class A(a)	7,704	815,622
Smith & Wesson Holding Corp.(a)	38,957	573,057
Sonic Corp.	15,980	481,637
Starbucks Corp.	11,105	577,016
Starz, Class A(a)	15,618	655,331
Steven Madden, Ltd.(a)	13,982	528,240
Sturm Ruger & Co., Inc.	10,228	549,653
Tenneco, Inc.(a)	9,349	548,973
Thor Industries, Inc.	8,412	513,889
TJX Cos., Inc.	7,670	493,795
Toll Brothers, Inc.(a)	14,009	506,706
Tower International, Inc.(a)	21,842	600,873
Tractor Supply Co.	5,972	520,400
TripAdvisor, Inc.(a)	6,283	479,142
Tumi Holdings, Inc.(a)	23,092	445,676
Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,483	531,575
VF Corp.	7,169	504,913
Walt Disney Co.	4,899	540,703
William Lyon Homes, Class A(a)	23,697	536,263
Williams-Sonoma, Inc.	6,246	490,998
Wyndham Worldwide Corp.	5,823	494,431
Zumiez, Inc.(a)	13,546	404,484

Total Consumer Discretionary		41,948,473

Consumer Staples (4.06%)
Boston Beer Co., Inc., Class A(a)	1,980	522,285
Brown-Forman Corp., Class B	5,893	555,533
Cal-Maine Foods, Inc.	14,074	797,855
CVS Health Corp.	5,086	520,705
Estee Lauder Cos., Inc., Class A	6,482	566,721
Fresh Market, Inc.(a)	12,697	403,130
Kroger Co.	6,894	501,883
Mead Johnson Nutrition Co.	5,240	509,852
Monster Beverage Corp.(a)	3,844	489,264
Nu Skin Enterprises, Inc., Class A	9,316	471,390
PepsiCo, Inc.	5,566	536,729
Pilgrim’s Pride Corp.	19,990	511,344
Sanderson Farms, Inc.	6,549	533,940
Tyson Foods, Inc., Class A	13,535	574,561
USANA Health Sciences, Inc.(a)	5,259	673,625
Wal-Mart Stores, Inc.	6,341	470,946

Total Consumer Staples		8,639,763

Energy (8.78%)
Abraxas Petroleum Corp.(a)	164,773	482,785
Atwood Oceanics, Inc.	18,754	577,061

4  |  May 31, 2015

Barron’s 400SM ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

Energy (continued)
Cameron International Corp.(a)	12,206	$626,534
Carrizo Oil & Gas, Inc.(a)	11,562	579,950
Continental Resources, Inc.(a)	13,125	597,975
Diamondback Energy, Inc.(a)	7,436	578,595
Dril-Quip, Inc.(a)	7,883	595,797
FMC Technologies, Inc.(a)	14,496	605,788
Forum Energy Technologies, Inc.(a)	28,338	587,730
Green Plains, Inc.	19,567	642,972
Gulfport Energy Corp.(a)	11,271	486,456
Halliburton Co.	13,007	590,518
Helmerich & Payne, Inc.	8,183	597,277
Hornbeck Offshore Services, Inc.(a)	27,050	601,862
Matador Resources Co.(a)	25,927	714,030
Newpark Resources, Inc.(a)	58,090	492,603
Northern Oil and Gas, Inc.(a)	78,675	537,350
Oasis Petroleum, Inc.(a)	40,153	681,798
Oceaneering International, Inc.	10,484	532,587
REX American Resources Corp.(a)	8,988	574,064
RigNet, Inc.(a)	19,596	695,462
Rosetta Resources, Inc.(a)	31,660	739,578
RPC, Inc.	43,921	635,098
SandRidge Permian Trust, Royalty Trust	82,258	607,064
SM Energy Co.	12,152	635,793
Southwestern Energy Co.(a)	23,215	598,250
Synergy Resources Corp.(a)	45,485	523,532
Triangle Petroleum Corp.(a)	111,014	569,502
Ultra Petroleum Corp.(a)	33,058	459,837
US Silica Holdings, Inc.	18,339	565,758
Valero Energy Corp.	8,748	518,231
Western Refining, Inc.	10,901	479,426

Total Energy		18,711,263

Financials (17.54%)
American Equity Investment Life Holding Co.	18,085	459,540
American Express Co.	6,463	515,230
Ameriprise Financial, Inc.	3,885	484,032
AmTrust Financial Services, Inc.	9,322	560,998
Apollo Commercial Real Estate Finance, Inc., REIT	30,950	531,412
Arch Capital Group, Ltd.(a)	8,440	539,232
Assured Guaranty, Ltd.	19,931	569,827
Axis Capital Holdings, Ltd.	10,228	562,949
Bank of the Ozarks, Inc.	13,924	612,238
BankUnited, Inc.	15,816	531,259
Berkshire Hathaway, Inc., Class B(a)	3,620	517,660
BofI Holding, Inc.(a)	5,534	521,081
Carlyle Group LP	19,916	614,010
Cathay General Bancorp	18,739	566,293
CBOE Holdings, Inc.	8,749	511,991
CBRE Group, Inc., Class A(a)	15,002	573,676
Chemical Financial Corp.	16,756	507,539
City National Corp.	5,883	542,295
Columbia Banking System, Inc.	18,050	545,291
Credit Acceptance Corp.(a)	2,657	612,226
Cullen/Frost Bankers, Inc.	7,472	548,520

Security Description	Shares	Value

Financials (continued)
Customers Bancorp, Inc.(a)	21,770	$546,427
Eagle Bancorp, Inc.(a)	13,871	551,927
East West Bancorp, Inc.	12,786	548,519
Employers Holdings, Inc.	20,192	456,743
Evercore Partners, Inc., Class A	10,203	520,047
Everest Re Group, Ltd.	2,954	536,181
Federated National Holding Co.	17,846	458,285
First NBC Bank Holding Co.(a)	15,900	540,441
FNB Corp.	39,425	531,843
Franklin Resources, Inc.	9,944	506,249
Greenhill & Co., Inc.	13,073	509,063
HCI Group, Inc.	11,210	484,608
Home BancShares, Inc.	15,254	520,314
Huntington Bancshares, Inc.	46,698	519,749
Intercontinental Exchange, Inc.	2,243	531,098
Jones Lang LaSalle, Inc.	3,257	564,210
KeyCorp	35,864	522,897
Maiden Holdings, Ltd.	36,527	510,647
Marcus & Millichap, Inc.(a)	15,683	735,690
MarketAxess Holdings, Inc.	6,046	534,769
Marsh & McLennan Cos., Inc.	9,172	534,086
National General Holdings Corp.	29,435	571,628
National Penn Bancshares, Inc.	49,431	528,912
Nelnet, Inc., Class A	11,156	458,623
New Residential Investment Corp., REIT	34,837	594,319
OFG Bancorp	30,095	395,448
Oritani Financial Corp.	36,136	531,922
PacWest Bancorp	11,111	498,773
Piper Jaffray Cos.(a)	9,512	451,059
PNC Financial Services Group, Inc.	5,468	523,233
PRA Group, Inc.(a)	9,889	561,300
Progressive Corp.	19,385	529,986
Prosperity Bancshares, Inc.	9,971	534,146
Radian Group, Inc.	31,282	560,573
SEI Investments Co.	11,966	572,453
Springleaf Holdings, Inc.(a)	9,897	470,305
St. Joe Co.(a)	30,553	486,709
T Rowe Price Group, Inc.	6,272	506,088
Travelers Cos., Inc.	4,818	487,196
TrustCo Bank Corp.	76,493	517,093
Umpqua Holdings Corp.	30,184	530,937
United Bankshares, Inc.	13,645	516,600
United Insurance Holdings Corp.	23,032	332,121
Universal Insurance Holdings, Inc.	20,809	531,254
US Bancorp	11,657	502,533
Virtus Investment Partners, Inc.	3,761	467,906
Waddell & Reed Financial, Inc., Class A	10,706	511,533
Western Alliance Bancorp(a)	17,338	543,546
Wintrust Financial Corp.	10,936	547,894
WisdomTree Investments, Inc.	24,269	518,386

Total Financials		37,373,568

Health Care (9.72%)
Air Methods Corp.(a)	10,735	452,588
Alexion Pharmaceuticals, Inc.(a)	2,846	466,289

5  |  May 31, 2015

Barron’s 400SM ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

Health Care (continued)
Align Technology, Inc.(a)	9,325	$565,748
Amgen, Inc.	3,213	502,063
ANI Pharmaceuticals, Inc.(a)	8,361	421,227
Anika Therapeutics, Inc.(a)	13,131	442,909
Biogen, Inc.(a)	1,228	487,504
Bio-Reference Laboratories, Inc.(a)	15,219	505,575
Cambrex Corp.(a)	14,630	585,493
Celgene Corp.(a)	4,328	495,296
Centene Corp.(a)	7,776	585,844
Cerner Corp.(a)	7,344	494,178
Charles River Laboratories International, Inc.(a)	6,398	462,831
Computer Programs & Systems, Inc.	9,944	520,369
Cyberonics, Inc.(a)	7,934	507,855
Edwards Lifesciences Corp.(a)	3,537	462,357
Enanta Pharmaceuticals, Inc.(a)	15,223	622,316
Gilead Sciences, Inc.(a)	5,216	585,600
Globus Medical, Inc., Class A(a)	21,002	544,792
IDEXX Laboratories, Inc.(a)	3,455	468,498
Illumina, Inc.(a)	2,694	555,180
Insys Therapeutics, Inc.(a)	8,874	528,890
Johnson & Johnson	5,257	526,436
Lannett Co., Inc.(a)	7,885	438,643
Ligand Pharmaceuticals, Inc.(a)	7,119	627,255
Luminex Corp.(a)	33,311	558,625
McKesson Corp.	2,296	544,680
Medivation, Inc.(a)	3,962	523,182
MEDNAX, Inc.(a)	7,214	513,493
Meridian Bioscience, Inc.	26,598	484,084
PDL BioPharma, Inc.	72,272	482,777
Prestige Brands Holdings, Inc.(a)	12,745	559,760
ResMed, Inc.	7,393	434,856
St. Jude Medical, Inc.	8,005	590,369
Sucampo Pharmaceuticals, Inc., Class A(a)	30,148	489,302
United Therapeutics Corp.(a)	2,954	542,709
UnitedHealth Group, Inc.	4,455	535,536
Varian Medical Systems, Inc.(a)	5,554	480,976
Waters Corp.(a)	4,244	567,083
Zoetis, Inc.	11,113	553,094

Total Health Care		20,716,262

Industrials (16.05%)
3M Co.	3,190	507,465
AAON, Inc.	23,540	557,192
Alamo Group, Inc.	8,765	464,282
Alaska Air Group, Inc.	7,615	492,234
Allegiant Travel Co.	2,655	418,083
AMERCO	1,616	531,664
American Airlines Group, Inc.	9,760	413,531
American Railcar Industries, Inc.	10,473	563,133
AO Smith Corp.	8,301	592,525
Applied Industrial Technologies, Inc.	12,198	516,829
Argan, Inc.	15,825	566,218
Astronics Corp.(a)	7,134	498,595

Security Description	Shares	Value

Industrials (continued)
Boeing Co.	3,389	$476,222
CEB, Inc.	6,705	567,176
Chart Industries, Inc.(a)	15,683	509,070
CLARCOR, Inc.	7,920	487,951
Copart, Inc.(a)	14,005	484,573
CSX Corp.	15,132	515,699
Cummins, Inc.	3,776	511,837
Deluxe Corp.	7,996	510,385
Douglas Dynamics, Inc.	22,702	460,851
Emerson Electric Co.	9,408	567,396
Expeditors International of Washington, Inc.	10,758	493,147
Fastenal Co.	12,303	510,698
Flowserve Corp.	9,220	507,100
Forward Air Corp.	9,714	503,865
Generac Holdings, Inc.(a)	10,784	450,556
Graco, Inc.	7,240	525,552
Greenbrier Cos., Inc.	9,294	559,778
H&E Equipment Services, Inc.	22,137	483,251
Herman Miller, Inc.	18,225	504,832
Hexcel Corp.	10,691	526,425
Hyster-Yale Materials Handling, Inc.	7,371	523,046
JB Hunt Transport Services, Inc.	5,904	496,054
Landstar System, Inc.	7,703	503,776
Lennox International, Inc.	4,847	545,772
Old Dominion Freight Line, Inc.(a)	6,568	446,690
On Assignment, Inc.(a)	13,707	513,875
PACCAR, Inc.	8,372	532,124
Patrick Industries, Inc.(a)	8,639	516,612
PGT, Inc.(a)	48,604	581,304
Proto Labs, Inc.(a)	7,539	521,548
Robert Half International, Inc.	8,542	481,513
Rockwell Automation, Inc.	4,636	569,718
Rollins, Inc.	21,869	542,789
RPX Corp.(a)	36,313	577,740
RR Donnelley & Sons Co.	28,141	539,744
Snap-on, Inc.	3,638	565,345
Southwest Airlines Co.	11,338	420,073
Spirit Airlines, Inc.(a)	6,588	418,799
Standex International Corp.	6,590	527,266
Stanley Black & Decker, Inc.	5,547	568,235
Sun Hydraulics Corp.	13,271	496,070
TASER International, Inc.(a)	22,354	705,939
Thermon Group Holdings, Inc.(a)	22,478	510,475
Toro Co.	7,806	533,852
Trex Co., Inc.(a)	10,574	535,044
Trinity Industries, Inc.	15,325	459,597
TrueBlue, Inc.(a)	21,761	619,753
Union Pacific Corp.	4,501	454,196
United Rentals, Inc.(a)	6,000	533,460
US Ecology, Inc.	10,570	487,383
Verisk Analytics, Inc., Class A(a)	7,307	530,342
WABCO Holdings, Inc.(a)	4,506	569,649
Wabtec Corp.	5,473	548,942

6  |  May 31, 2015

Barron’s 400SM ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

Industrials (continued)
Woodward, Inc.	10,602	$540,066

Total Industrials		34,194,906

Information Technology (15.01%)
Advanced Energy Industries, Inc.(a)	20,635	588,510
Akamai Technologies, Inc.(a)	7,270	554,483
Ambarella, Inc.(a)	7,725	696,872
Amphenol Corp., Class A	8,879	506,547
ANSYS, Inc.(a)	6,034	537,026
Apple, Inc.	4,124	537,275
ARRIS Group, Inc.(a)	17,140	565,792
Aspen Technology, Inc.(a)	14,248	609,815
Broadridge Financial Solutions, Inc.	9,862	534,323
Cabot Microelectronics Corp.(a)	10,791	498,328
Cisco Systems, Inc.	18,614	545,576
Cognex Corp.(a)	10,702	540,130
Cognizant Technology Solutions Corp., Class A(a)	8,417	544,748
DST Systems, Inc.	4,903	580,515
DTS, Inc.(a)	16,083	510,314
Electronic Arts, Inc.(a)	9,672	606,966
Ellie Mae, Inc.(a)	9,742	615,889
EMC Corp.	20,184	531,647
EPAM Systems, Inc.(a)	8,488	610,372
ePlus, Inc.(a)	6,063	470,792
Euronet Worldwide, Inc.(a)	9,651	577,130
EVERTEC, Inc.	23,707	527,007
F5 Networks, Inc.(a)	4,654	584,961
Facebook, Inc., Class A(a)	6,601	522,733
FactSet Research Systems, Inc.	3,295	544,235
Google, Inc., Class A(a)	940	512,601
Harris Corp.	7,266	575,613
Integrated Device Technology, Inc.(a)	25,640	606,514
Intel Corp.	17,129	590,265
IPG Photonics Corp.(a)	5,281	500,850
Jack Henry & Associates, Inc.	7,740	503,719
Linear Technology Corp.	11,093	530,800
Manhattan Associates, Inc.(a)	9,856	540,602
Mastercard, Inc., Class A	5,955	549,408
MAXIMUS, Inc.	8,163	533,615
Methode Electronics, Inc.	11,570	542,980
Micron Technology, Inc.(a)	18,944	529,106
Microsoft Corp.	12,567	588,890
NetScout Systems, Inc.(a)	12,449	498,956
NeuStar, Inc., Class A(a)	23,872	652,183
NIC, Inc.	30,234	509,443
NVIDIA Corp.	22,537	498,744
Paychex, Inc.	10,272	507,540
Qorvo, Inc.(a)	6,742	553,855
QUALCOMM, Inc.	7,504	522,879
Skyworks Solutions, Inc.	5,385	588,904
Stamps.com, Inc.(a)	9,054	609,244
Syntel, Inc.(a)	10,322	490,398
Tessera Technologies, Inc.	13,007	501,420
Texas Instruments, Inc.	9,038	505,405
Tyler Technologies, Inc.(a)	4,290	521,149

Security Description	Shares	Value

Information Technology (continued)
Ubiquiti Networks, Inc.	16,903	$537,515
Vantiv, Inc., Class A(a)	13,954	558,160
VASCO Data Security International, Inc.(a)	22,564	601,105
Virtusa Corp.(a)	12,918	587,769
Visa, Inc., Class A	7,924	544,220
Western Digital Corp.	5,423	527,983
Xilinx, Inc.	12,786	606,312

Total Information Technology		31,970,133

Materials (3.82%)
Balchem Corp.	9,369	528,974
Century Aluminum Co.(a)	37,805	422,660
CF Industries Holdings, Inc.	1,811	572,059
Compass Minerals International, Inc.	5,569	479,825
Eagle Materials, Inc.	6,327	528,178
Eastman Chemical Co.	7,600	583,452
Flotek Industries, Inc.(a)	35,888	412,353
Innospec, Inc.	11,860	508,557
International Flavors & Fragrances, Inc.	4,443	528,895
KapStone Paper and Packaging Corp.	16,222	437,183
Martin Marietta Materials, Inc.	3,680	548,357
Neenah Paper, Inc.	8,645	521,207
Packaging Corp. of America	6,718	464,751
Sherwin-Williams Co.	1,832	527,946
Valspar Corp.	6,140	512,444
Westlake Chemical Corp.	8,017	565,278

Total Materials		8,142,119

Telecommunication Services (0.28%)
Inteliquent, Inc.	33,632	592,932

Total Telecommunication Services		592,932

Utilities (0.95%)
Calpine Corp.(a)	24,304	488,511
ITC Holdings Corp.	14,360	506,764
New Jersey Resources Corp.	17,361	522,045
Questar Corp.	22,595	512,907

Total Utilities		2,030,227

TOTAL COMMON STOCKS (Cost $195,433,523)		204,319,646

LIMITED PARTNERSHIPS (3.56%)
Energy (2.26%)
Alliance Holdings GP LP	10,304	496,653
Alliance Resource Partners LP	14,888	446,491
EQT Midstream Partners LP	6,959	582,260
Exterran Partners LP	21,223	549,463
Golar LNG Partners LP	20,524	578,982
Magellan Midstream Partners LP	6,774	540,023
Northern Tier Energy LP	21,025	513,641
Spectra Energy Partners LP	10,090	514,590

7  |  May 31, 2015

Barron’s 400SM ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description		Shares	Value

Energy (continued)
Vanguard Natural Resources LLC		37,534	$596,040

Total Energy			4,818,143

Financials (1.08%)
Blackstone Group LP		13,759	602,644
Brookline Bancorp, Inc.		52,712	576,669
Fortress Investment Group LLC, Class A		68,136	533,505
Lazard, Ltd., Class A		10,544	585,825

Total Financials			2,298,643

Materials (0.22%)
Hi-Crush Partners LP		15,643	466,161

Total Materials			466,161

TOTAL LIMITED PARTNERSHIPS
(Cost $7,848,618)			7,582,947

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.49%)
Dreyfus Treasury Prime Cash Management, Institutional Shares	0.000% (b)	1,042,886	1,042,886

TOTAL SHORT TERM INVESTMENTS
(Cost $1,042,886)			1,042,886

TOTAL INVESTMENTS (99.95%)
(Cost $204,325,027)			$212,945,479

NET OTHER ASSETS AND LIABILITIES (0.05%)			103,003

NET ASSETS (100.00%)			$213,048,482

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements.

8  |  May 31, 2015

Barron’s 400SM ETF
Statement of Assets and Liabilities	May 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$212,945,479
Cash	102,399
Foreign tax reclaims	203
Dividends receivable	220,957

Total Assets	213,269,038

LIABILITIES:
Payable for investments purchased	102,399
Payable to adviser	118,157

Total Liabilities	220,556

NET ASSETS	$213,048,482

NET ASSETS CONSIST OF:
Paid-in capital	$196,960,255
Accumulated net investment income	836,338
Accumulated net realized gain on investments	6,631,437
Net unrealized appreciation on investments	8,620,452

NET ASSETS	$213,048,482

INVESTMENTS, AT COST	$204,325,027

PRICING OF SHARES
Net Assets	$213,048,482
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $ 0.01 per share)	6,400,002
Net Asset Value, offering and redemption price per share	$33.29

See Notes to Financial Statements.

9  |  May 31, 2015

Barron’s 400SM ETF
Statement of Operations	For the Six Months Ended May 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$1,868,720

Total investment income	1,868,720

EXPENSES:
Investment adviser fees	695,569

Total expenses	695,569

NET INVESTMENT INCOME	1,173,151

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	13,421,218
Net change in unrealized depreciation on investments	(1,724,024)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	11,697,194

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,870,345

(a)	Net of foreign tax withholding $631.

See Notes to Financial Statements.

10  |  May 31, 2015

Barron’s 400SM ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

OPERATIONS:
Net investment income	$1,173,151	$1,709,127
Net realized gain on investments	13,421,218	17,568,969
Net change in unrealized depreciation on investments	(1,724,024)	(2,498,910)

Net Increase in Net Assets Resulting from Operations	12,870,345	16,779,186

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,549,998)	(356,623)

Total distributions	(1,549,998)	(356,623)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	84,569,088	186,188,412
Cost of shares redeemed	(102,741,801)	(164,362,020)

Net Increase/(Decrease) from share transactions	(18,172,713)	21,826,392

Net increase/(decrease) in net assets	(6,852,366)	38,248,955

NET ASSETS
Beginning of period	219,900,848	181,651,893

End of period *	$213,048,482	$219,900,848

*Including accumulated net investment income of:	$836,338	$1,213,185

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	6,950,002	6,200,002
Shares sold	2,550,000	6,100,000
Shares redeemed	(3,100,000)	(5,350,000)

Shares outstanding, end of period	6,400,002	6,950,002

See Notes to Financial Statements.

11  |  May 31, 2015

Barron’s 400SM ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the		For the Period
	Six Months	For the Year	June 4, 2013
	Ended	Ended	(Commencement)
	May 31, 2015	November 30,	to November 30,
	(Unaudited)	2014	2013

NET ASSET VALUE, BEGINNING OF PERIOD	$31.64	$29.30	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.23	0.10
Net realized and unrealized gain	1.70	2.16	4.20

Total from investment operations	1.88	2.39	4.30

DISTRIBUTIONS:
From net investment income	(0.23)	(0.05)	–

Total distributions	(0.23)	(0.05)	–

NET INCREASE IN NET ASSET VALUE	1.65	2.34	4.30

NET ASSET VALUE, END OF PERIOD	$33.29	$31.64	$29.30

TOTAL RETURN(b)	5.97%	8.18%	17.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$213,048	$219,901	$181,652

Ratio of expenses to average net assets	0.65%(c)	0.65%	0.65%(c)
Ratio of net investment income to average net assets	1.10%(c)	0.75%	0.78%(c)
Portfolio turnover rate(d)	42%	55%	11%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

12  |  May 31, 2015

Barron’s 400SM ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Barron’s 400SM ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

13  |  May 31, 2015

Barron’s 400SM ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$204,319,646	$–	$–	$204,319,646
Limited Partnerships	7,582,947	–	–	7,582,947
Short Term Investments	1,042,886	–	–	1,042,886

TOTAL	$212,945,479	$–	$–	$212,945,479

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

14  |  May 31, 2015

Barron’s 400SM ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

At November 30, 2014, the Fund had available for tax purposes unused capital loss carry forwards as follows:

Short-Term	Long-Term

$4,415,435	$1,914,449

The tax character of the distributions paid during the year ended November 30, 2014 was as follows:

Ordinary Income

November 30, 2014
Barron’s 400SM ETF	$356,623

As of May 31, 2015, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Barron’s 400SM ETF

Gross appreciation (excess of value over tax cost)	$17,708,706
Gross depreciation (excess of tax cost over value)	(9,963,897)

Net unrealized appreciation (depreciation)	7,744,809

Cost of investments for income tax purposes	$205,200,670

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

15  |  May 31, 2015

Barron’s 400SM ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales

Barron’s 400SM ETF	$88,474,738	$90,113,715

For the six months ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

Barron’s 400SM ETF	$83,667,494	$101,273,898

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

16  |  May 31, 2015

Barron’s 400SM ETF
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION (Unaudited)

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2014:

	Qualified Dividend Income	Dividend Received Deduction

Barron’s 400SM ETF	100.00%	100.00%

In early 2015, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2014 via Form 1099. The Fund will notify shareholders in early 2016 of amounts paid to them by the Fund, if any, during the calendar year 2015.

LICENSING AGREEMENT

MarketGrader Capital LLC has entered into a license agreement with Dow Jones & Company to use the “Barron’s” name and certain related intellectual property in connection with the Underlying Index. MarketGrader Capital LLC also has entered into a license and services agreement with its parent company, MarketGrader.com, to use the methodology for constructing the Underlying Index. MarketGrader Capital LLC in turn has entered into the Sublicense Agreement with ALPS Advisers, Inc. to use the underlying index. The following disclosure relates to such licensing agreements:

The Barron’s 400SM ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by the MarketGrader Capital, LLC (the “Index Provider”). The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to track the performance of the physical commodities market. The Index Provider’s only relationship to the ALPS Advisors, Inc. (the “Adviser”) or the Fund is the licensing of certain service marks and trade names of the Index Provider and of the Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider has no obligation to take the needs of the Adviser or the Fund or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

17  |  May 31, 2015

Barron’s 400SM ETF
Additional Information	May 31, 2015 (Unaudited)

“The Barron’s 400 IndexSM” is calculated and published by MarketGrader Capital LLC (“MarketGrader”). “Barron’s,” “Barron’s 400” and “Barron’s 400 Index” are trademarks or service marks of DJC & Company, Inc. or its affiliates and have been licensed to MarketGrader and sublicensed for certain purposes by Barron’s 400 Exchange Traded Fund, a sub-fund of that certain ALPS ETF Trust, a Delaware Statutory Trust (“Sub-Licensee”).

The Barron’s 400 ETF (the “Product”) is not sponsored, endorsed, sold or promoted by DJC or its affiliates. DJC and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund particularly. DJC and its affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of DJC. DJC has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in connection with its licensing of the Barron’s 400 Index to MarketGrader or the sublicense to Licensee. DJC and its affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Product are to be converted into cash. DJC and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Barron’s 400 Index or the Product.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN AND DOW JONES AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONESAND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES. AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES AND ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DJC AND THE LICENSEE, OTHER THAN THE LICENSORS OF MARKETGRADER.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

18  |  May 31, 2015

Page Intentionally Left Blank.

Must be accompanied or preceded by a prospectus.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the Barron’s 400SM ETF.

May 31, 2015

Global Commodity Equity ETF (NYSE ARCA: CRBQ)

An ALPS Advisors Solution

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Schedule of Investments	4

Statement of Assets & Liabilities	7

Statement of Operations	8

Statements of Changes In Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Additional Information	16

www.alpsfunds.com

Global Commodity Equity ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The Global Commodity Equity ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters CRB Commodity Producers Index (the “Underlying Index”). The Fund will normally invest at least 80% of its total assets in the equity securities that comprise the Underlying Index and depositary receipts based on the securities in the Underlying Index.

The Underlying Index is a modified capitalization-weighted, float-adjusted, rules-based index designed to track the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the following sectors: agriculture, base/industrial metals, energy and precious metals.

Performance (as of May 31, 2015)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
Global Commodity Equity ETF - NAV+	0.99%	-9.78%	1.78%	3.10%	1.62%
Global Commodity Equity ETF - Market Price+*	1.09%	-9.53%	1.78%	3.13%	1.48%
Thomson Reuters CRB Commodity Producers Index	1.30%	-8.94%	2.53%	3.85%	2.39%
S&P GSCI Commodity Index	-13.71%	-35.40%	-10.32%	-4.23%	-4.66%
S&P 500® Total Return Index	2.97%	11.81%	19.67%	16.54%	15.05%

Total Expense Ratio (per the current prospectus) 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on September 18, 2009 with an Inception Date, the first day of trading on the Exchange, of September 21, 2009.

+	Prior to March 31, 2014 the Global Commodity Equity ETF was known as the Jefferies | TR/J CRB Global Commodity Equity Index Fund.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Thomson Reuters CRB Commodity Producers Index: A modified capitalization-weighted, float-adjusted, rules-based index designed to track the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the following sectors: agriculture, base/industrial metals, energy and precious metals.

S&P GSCI Commodity Index: A composite index of commodity sector returns which represents a broadly diversified, unleveraged, long-only position in commodity futures.

S&P 500® Total Return Index: The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Global Commodity Equity ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor of the ETF.

S-Network Global Indexes, LLC is the Index Provider. The Index Provider is not affiliated with the Trust, the Investment Adviser or the Distributor. The Investment Adviser has entered into a license agreement with the Index Provider to use each ETF’s underlying index.

Thomson Reuters is not affiliated with the Index Provider, the Trust, the Investment Adviser or the Distributor.

1  |  May 31, 2015

Global Commodity Equity ETF
Performance Overview	May 31, 2015 (Unaudited)

Top 10 Holdings* (as of May 31, 2015)

Monsanto Co.	7.09%
Exxon Mobil Corp.	5.40%
Syngenta AG	5.29%
Archer-Daniels-Midland Co.	4.12%
Deere & Co.	3.97%
Potash Corp. of Saskatchewan, Inc.	3.26%
Chevron Corp.	2.92%
CF Industries Holdings, Inc.	1.91%
BP PLC	1.90%
Agrium, Inc.	1.87%
Total % of Top 10 Holdings	37.73%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2015)

United States	47.15%
Canada	13.06%
United Kingdom	6.55%
Switzerland	6.03%
Russia	4.91%
Australia	3.51%
Japan	2.00%
Netherlands	1.75%
China	1.69%
France	1.62%
Other	11.73%
Total	100.00%

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2015

Global Commodity Equity ETF
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expense Ratio(a)	Expenses Paid During Period 12/1/14 - 5/31/15(b)
Global Commodity Equity ETF
Actual	$1,000.00	$1,009.90	0.65%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	The expense ratio has been based on the Fund’s most recent fiscal half year expenses.
(b)

The example in the table above is equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3  |  May 31, 2015

Global Commodity Equity ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.43%)
Australia (3.51%)
BHP Billiton PLC	33,634	$709,148
Fortescue Metals Group, Ltd.	21,941	40,595
GrainCorp, Ltd., Class A	9,236	66,377
Incitec Pivot, Ltd.	91,465	279,019
Newcrest Mining, Ltd.*	28,844	311,604
Woodside Petroleum, Ltd.	4,578	128,209

Total Australia		1,534,952

Brazil (1.23%)
Petroleo Brasileiro SA, Sponsored ADR*	24,446	204,124
Vale SA, Sponsored ADR	52,720	332,136

Total Brazil		536,260

Canada (13.04%)
Agnico-Eagle Mines, Ltd.	8,099	260,632
Agrium, Inc.	7,880	818,605
Alamos Gold, Inc.	4,456	29,167
B2Gold Corp.*	32,891	55,806
Barrick Gold Corp.	43,897	519,591
Cameco Corp.	6,496	97,367
Canadian Natural Resources, Ltd.	6,921	213,596
Detour Gold Corp.*	6,284	67,155
Eldorado Gold Corp.	26,412	127,218
EnCana Corp.	5,409	68,548
First Quantum Minerals, Ltd.	9,646	124,725
Goldcorp, Inc.	30,602	543,336
IAMGOLD Corp.*	13,784	28,042
Kinross Gold Corp.*	42,465	100,392
New Gold, Inc.*	18,162	59,002
Pan American Silver Corp.	5,597	53,017
Potash Corp. of Saskatchewan, Inc.	45,326	1,426,552
Silver Wheaton Corp.	13,870	264,886
Suncor Energy, Inc.	9,512	278,032
Teck Resources, Ltd., Class B	7,567	88,046
TransCanada Corp.	4,641	201,150
Turquoise Hill Resources, Ltd.*	35,021	153,759
Yamana Gold, Inc.	34,945	125,606

Total Canada		5,704,230

Chile (0.26%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,917	115,559

Total Chile		115,559

China (1.69%)
China BlueChemical, Ltd., Class H	96,000	42,963
China Modern Dairy Holdings, Ltd.*	105,288	42,095
China Petroleum & Chemical Corp., Class H	154,137	135,775
China Shenhua Energy Co., Ltd., Class H	21,716	53,382

Security Description	Shares	Value

China (continued)
CNOOC, Ltd.	103,987	$162,546
Jiangxi Copper Co., Ltd., Class H	20,000	39,672
PetroChina Co., Ltd., Class H	136,119	161,335
Zijin Mining Group Co., Ltd., Class H	223,000	99,512

Total China		737,280

France (1.62%)
TOTAL SA	14,057	709,797

Total France		709,797

Germany (1.14%)
K+S AG	9,671	315,144
ThyssenKrupp AG	6,886	182,417

Total Germany		497,561

Hong Kong (0.16%)
China Agri-Industries Holdings, Ltd.	118,000	71,223

Total Hong Kong		71,223

Israel (0.64%)
Israel Chemicals, Ltd.	28,159	201,411
The Israel Corp., Ltd.	223	79,522

Total Israel		280,933

Italy (0.66%)
Eni SpA	16,051	288,936

Total Italy		288,936

Japan (2.00%)
Hitachi Metals, Ltd.	4,000	66,616
JFE Holdings, Inc.	8,200	200,615
Kobe Steel, Ltd.	52,000	97,619
Nippon Steel & Sumitomo Metal Corp.	134,000	369,130
Sumitomo Metal Mining Co., Ltd.	9,000	139,407

Total Japan		873,387

Jersey (0.56%)
Randgold Resources, Ltd.	3,411	246,853

Total Jersey		246,853

Luxembourg (0.38%)
ArcelorMittal	15,648	166,671

Total Luxembourg		166,671

Malaysia (0.63%)
IOI Corp. BHD	112,800	122,769
Kuala Lumpur Kepong BHD	13,020	73,517
PPB Group BHD	19,400	80,754

Total Malaysia		277,040

Mexico (0.99%)
Gruma SAB de CV, Class B	7,800	102,562

4  |  May 31, 2015

Global Commodity Equity ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

Mexico (continued)
Grupo Mexico SAB de CV, Series B	61,334	$190,189
Industrias Penoles SAB de CV	4,579	81,009
Southern Copper Corp.	1,988	59,680

Total Mexico		433,440

Netherlands (1.75%)
Royal Dutch Shell PLC, Class A	25,692	766,668

Total Netherlands		766,668

Norway (1.22%)
Norsk Hydro ASA	18,225	85,576
Yara International ASA	8,853	446,794

Total Norway		532,370

Peru (0.21%)
Companhia de Minas Buenaventura SA, ADR	8,093	90,642

Total Peru		90,642

Poland (0.16%)
KGHM Polska Miedz SA	2,207	67,930

Total Poland		67,930

Russia (4.91%)
Gazprom OAO, Sponsored ADR	77,923	418,213
LUKOIL OAO, Sponsored ADR	5,266	252,557
MMC Norilsk Nickel JSC, ADR	25,939	456,916
NovaTek OAO, Sponsored GDR(a)	1,980	199,782
Phosagro OAO, GDR(a)	21,596	286,147
Polymetal International PLC	6,715	57,166
Severstal OAO, GDR(a)	2,592	31,311
Uralkali PJSC, Sponsored GDR(a)	32,617	444,570

Total Russia		2,146,662

Singapore (0.87%)
Golden Agri-Resources, Ltd.	355,600	110,787
Olam International, Ltd.	27,900	41,081
Wilmar International, Ltd.	92,600	230,796

Total Singapore		382,664

South Africa (1.09%)
Anglo American Platinum, Ltd.*	1,339	31,858
AngloGold Ashanti, Ltd., Sponsored ADR*	12,026	115,209
Gold Fields, Ltd.	22,154	77,107
Impala Platinum Holdings, Ltd.*	15,466	78,064
Kumba Iron Ore, Ltd.	437	5,577
Lonmin PLC*	15,872	34,205
Sasol, Ltd.	2,690	94,844
Sibayne Gold, Ltd.	21,966	38,507

Total South Africa		475,371

Security Description	Shares	Value

South Korea (0.71%)
Hyundai Steel Co.	900	$60,582
POSCO	1,138	250,550

Total South Korea		311,132

Spain (0.33%)
Repsol YPF SA	7,565	144,071

Total Spain		144,071

Switzerland (6.03%)
Glencore International PLC	64,519	283,949
Syngenta AG	5,106	2,311,649
Transocean, Ltd.	2,163	40,773

Total Switzerland		2,636,371

Taiwan (0.47%)
China Steel Corp.	166,790	138,027
Taiwan Fertilizer Co., Ltd.	38,400	66,684

Total Taiwan		204,711

United Kingdom (6.54%)
Anglo American PLC	19,497	305,739
Antofagasta PLC	5,523	62,972
BG Group PLC	21,322	370,531
BP PLC	120,304	828,805
CNH Industrial NV	52,526	465,906
Ensco PLC, Class A	1,545	36,307
Rio Tinto PLC	18,115	790,739

Total United Kingdom		2,860,999

United States (46.63%)
AGCO Corp.	4,398	223,330
Alcoa, Inc.	19,893	248,663
Allegheny Technologies, Inc.	1,716	55,770
Anadarko Petroleum Corp.	3,319	277,502
The Andersons, Inc.	1,473	65,313
Apache Corp.	2,485	148,702
Archer-Daniels-Midland Co.	34,052	1,799,648
Baker Hughes, Inc.	2,826	182,164
Bunge, Ltd.	7,780	720,117
Cabot Oil & Gas Corp.	2,648	89,926
Cameron International Corp.*	1,223	62,777
CF Industries Holdings, Inc.	2,639	833,607
Cheniere Energy, Inc.*	1,518	115,110
Chesapeake Energy Corp.	3,763	53,096
Chevron Corp.	12,377	1,274,831
Cliffs Natural Resources, Inc.	2,012	10,684
ConocoPhillips	8,078	514,407
Continental Resources, Inc.*	523	23,828
Deere & Co.	18,523	1,735,235
Devon Energy Corp.	2,524	164,615
EOG Resources, Inc.	3,579	317,422
EQT Corp.	1,004	85,410
Exxon Mobil Corp.	27,678	2,358,166

5  |  May 31, 2015

Global Commodity Equity ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description		Shares	Value

United States (continued)
Freeport-McMoRan, Inc.		16,775	$329,629
Halliburton Co.		5,257	238,668
Hecla Mining Co.		13,548	42,134
Hess Corp.		1,738	117,350
Ingredion, Inc.		3,953	324,027
Intrepid Potash, Inc.*		3,415	39,682
Kinder Morgan, Inc.		11,554	479,376
Marathon Oil Corp.		4,406	119,799
Monsanto Co.		26,479	3,097,513
The Mosaic Co.		17,611	807,464
National Oilwell Varco, Inc.		2,807	138,076
Newmont Mining Corp.		18,746	510,641
Noble Energy, Inc.		2,476	108,399
Nucor Corp.		5,198	245,865
Occidental Petroleum Corp.		5,014	392,045
Pioneer Natural Resources Co.		974	143,986
Reliance Steel & Aluminum Co.		1,219	77,772
Royal Gold, Inc.		2,329	150,849
Schlumberger, Ltd.		8,410	763,376
Seaboard Corp.*		17	58,310
Southwestern Energy Co.*		2,421	62,389
Spectra Energy Corp.		4,364	153,482
Steel Dynamics, Inc.		3,806	83,009
Stillwater Mining Co.*		4,431	64,205
United States Steel Corp.		2,307	56,291
Valero Energy Corp.		3,369	199,580
The Williams Co., Inc.		4,501	230,001

Total United States			20,394,241

TOTAL COMMON STOCKS (Cost $53,847,516)			43,487,954

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.47%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(b)	205,200	205,200

TOTAL SHORT TERM INVESTMENTS (Cost $205,200)			205,200

TOTAL INVESTMENTS (99.90%) (Cost $54,052,716)			$43,693,154

NET OTHER ASSETS AND LIABILITIES (0.10%)			44,230

NET ASSETS (100.00%)			$43,737,384

*	Non-income producing security.
(a)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of May 31, 2015, the aggregate market values of these securities were $961,810, representing 2.20% of the Fund’s net assets.

(b)	Less than 0.0005%.

Common Abbreviations:

ADR	-	American Depositary Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD	-	Berhad (equivalent to Public Limited Company in Malaysia).
GDR	-	Global Depository Receipt.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
PJSC	-	Public Joint Stock Company.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV	-	A variable capital company.
SpA	-	Societa Per Azioni is an Italian shared company.

See Notes to Financial Statements.

6  |  May 31, 2015

Global Commodity Equity ETF
Statement of Assets and Liabilities	May 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$43,693,154
Cash	6,590
Foreign currency, at value (Cost $3,341)	3,366
Receivable for investments sold	54,652
Foreign tax reclaims	65,189
Dividends receivable	126,663

Total Assets	43,949,614

LIABILITIES:
Payable for investments purchased	187,631
Payable to adviser	24,599

Total Liabilities	212,230

NET ASSETS	$43,737,384

NET ASSETS CONSIST OF:
Paid-in capital	$65,222,941
Accumulated net investment income	286,925
Accumulated net realized loss on investments and foreign currency transactions	(11,406,533)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(10,365,949)

NET ASSETS	$43,737,384

INVESTMENTS, AT COST	$54,052,716

PRICING OF SHARES
Net Assets	$43,737,384
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,100,020
Net Asset Value, offering and redemption price per share	$39.76

See Notes to Financial Statements.

7  |  May 31, 2015

Global Commodity Equity ETF
Statement of Operations	For the Six Months Ended May 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$778,721

Total Investment Income	778,721

EXPENSES:
Investment adviser fee	150,058

Total Expenses	150,058

NET INVESTMENT INCOME	628,663

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(920,261)
Net realized loss on foreign currency transactions	(6,676)
Net change in unrealized appreciation on investments	516,262
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(1,131)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(411,806)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$216,857

(a)	Net of foreign tax withholding of $57,713.

See Notes to Financial Statements.

8  |  May 31, 2015

Global Commodity Equity ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

OPERATIONS:
Net investment income	$628,663	$1,293,725
Net realized loss on investments and foreign currency transactions	(926,937)	(2,536,808)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	515,131	(1,747,903)

Net increase/(decrease) in net assets resulting from operations	216,857	(2,990,986)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(495,136)	(1,308,650)

Total distributions	(495,136)	(1,308,650)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	4,383,293
Cost of shares redeemed	(13,671,670)	(4,612,954)

Net decrease from share transactions	(13,671,670)	(229,661)

Net decrease in net assets	(13,949,949)	(4,529,297)

NET ASSETS:
Beginning of period	57,687,333	62,216,630

End of period *	$43,737,384	$57,687,333

*Including accumulated net investment income of:	$286,925	$153,398

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,450,020	1,450,020
Shares sold	–	100,000
Shares redeemed	(350,000)	(100,000)

Shares outstanding, end of period	1,100,020	1,450,020

See Notes to Financial Statements.

9  |  May 31, 2015

Global Commodity Equity ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014(a)	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Period January 1, 2011 to November 30, 2011(b)	For the Year Ended December 31, 2010

NET ASSET VALUE, BEGINNING OF PERIOD	$39.78	$42.91	$44.11	$44.65	$49.33	$42.82

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (c)	0.53	0.86	0.81	0.71	0.58	0.46
Net realized and unrealized gain/(loss)	(0.15)	(3.11)	(1.17)	(0.57)	(4.78)	6.54

Total from investment operations	0.38	(2.25)	(0.36)	0.14	(4.20)	7.00

DISTRIBUTIONS:
From net investment income	(0.40)	(0.88)	(0.84)	(0.68)	(0.48)	(0.49)

Total distributions	(0.40)	(0.88)	(0.84)	(0.68)	(0.48)	(0.49)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.02)	(3.13)	(1.20)	(0.54)	(4.68)	6.51

NET ASSET VALUE, END OF PERIOD	$39.76	$39.78	$42.91	$44.11	$44.65	$49.33

TOTAL RETURN(d)	0.99%	(5.43)%	(0.78)%	0.35%	(8.56)%	16.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$43,737	$57,687	$62,217	$77,199	$91,539	$111,001
Ratio of expenses to average net assets	0.65%(e)	0.65%	0.65%	0.65%	0.65%(e)	0.65%
Ratio of net investment income to average net assets	2.72%(e)	1.97%	1.86%	1.61%	1.29%(e)	1.09%
Portfolio turnover rate(f)	9%	12%	20%	13%	10%	18%

(a)	Prior to March 31, 2014 the Global Commodity Equity ETF was known as the Jefferies | TR/J CRB Global Commodity Equity Index Fund.
(b)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(c)	Based on average shares outstanding during the period.
(d)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.
(f)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

10  |  May 31, 2015

Global Commodity Equity ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Global Commodity Equity ETF (the “Fund”) (prior to March 31, 2014, known as the Jefferies | TR/J CRB Global Commodity Equity Index Fund). The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters CRB Commodity Producers Index. The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

11  |  May 31, 2015

Global Commodity Equity ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

Global Commodity Equity ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$43,487,954	$–	$–	$43,487,954
Short Term Investments	205,200	–	–	205,200

TOTAL	$43,693,154	$–	$–	$43,693,154

*	For a detailed country breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

12  |  May 31, 2015

Global Commodity Equity ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

D. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

The tax character of the distributions paid during the year ended November 30, 2014 was as follows:

Ordinary Income

November 30, 2014
Global Commodity Equity ETF	$1,308,650

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At November 30, 2014, the Fund had available for tax purposes unused pre-enactment capital loss carryforwards as follows:

Expiring in 2018

Global Commodity Equity ETF	$679,396

At November 30, 2014, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term

Global Commodity Equity ETF	$1,551,338	$7,822,963

13  |  May 31, 2015

Global Commodity Equity ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

As of May 31, 2015, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Global Commodity Equity ETF

Gross appreciation (excess of value over tax cost)	$4,142,923
Gross depreciation (excess of tax cost over value)	(14,928,384)

Net unrealized appreciation (depreciation)	(10,785,461)

Cost of investments for income tax purposes	$54,478,615

The differences between book-basis and tax-basis are due to the deferral of losses from wash sales and Passive Foreign Investment Company (“PFIC”) adjustments.

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

14  |  May 31, 2015

Global Commodity Equity ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

Global Commodity Equity ETF	$4,437,003	$4,648,639

For the six months ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

Global Commodity Equity ETF	$–	$13,306,508

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

15  |  May 31, 2015

Global Commodity Equity ETF
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION (Unaudited)

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2014:

	Qualified Dividend Income	Dividend Received Deduction

Global Commodity Equity ETF	97.35%	44.92%

In early 2015, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2014 via Form 1099. The Fund will notify shareholders in early 2016 of amounts paid to them by the Fund, if any, during the calendar year 2015.

LISCENSING AGREEMENT

S-Network® Global Indexes, Inc. (the “Index Provider”) is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider to use the Fund’s Index.

The Index Provider is the designer of the construction and methodology for the Index. “Thomson,” “Thomson Reuters,” “Reuters” and “CRB” are service marks or trademarks of Reuters America LLC, a Thomson Reuters company, or its affiliates (“Thomson Reuters”). Thomson Reuters acts as brand licensor for the Underlying Index. Thomson Reuters is not responsible for the descriptions of the Underlying Index or the Fund that appear herein. Thomson Reuters is not affiliated with the Index Provider, the Trust, the Adviser or the Distributor.

The Index Provider, Thomson Reuters and their affiliates and their respective directors, officers and employees (collectively the “Index Parties”) may buy or sell securities contemplated herein as agent or as principal for their own account and may have positions or engage in transactions based on or indexed to the Index. It is possible that such trading activity will affect the value of the Index and the Fund.

THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY REUTERS AMERICA LLC (“THOMSON REUTERS”), S-NETWORK GLOBAL INDEXES, INC. (“SNGI”) OR ANY OF THEIR SUBSIDIARIES OR AFFILIATES (COLLECTIVELY THE “INDEX PARTIES”). THE INDEX PARTIES MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES OR COMMODITIES GENERALLY OR IN THE FUND PARTICULARLY. THE INDEX PARTIES’ ONLY RELATIONSHIP TO THE FUND AND THE FUND (THE “LICENSEE”) IS THE LICENSING OF THE THOMSON REUTERS CRB COMMODITY PRODUCERS INDEX NAME TO WHICH THE PRODUCT REFERS. THE INDEX IS DETERMINED AND COMPOSED WITHOUT REGARD TO THE LICENSEE OR THE FUND. THE INDEX PARTIES HAVE NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF THE FUND INTO CON SID ERA TION IN CONNECTION WITH THE FOREGOING. THE INDEX PARTIES ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND IS TO BE CONVERTED INTO CASH. THE INDEX PARTIES HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUND.

THE INDEX PARTIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE THOMSON REUTERS CRB COMMODITY PRODUCERS INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PARTIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PARTIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE THOMSON REUTERS CRB COMMODITY PRODUCERS INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PARTIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR

16  |  May 31, 2015

Global Commodity Equity ETF
Additional Information	May 31, 2015 (Unaudited)

FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE THOMSON REUTERS CRB COMMODITY PRODUCERS INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PARTIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

17  |  May 31, 2015

SEMI-ANNUAL REPORT | May 31, 2015
This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.
ALPS Portfolio Solutions Distributor, Inc., distributor for the ETF.

May 31, 2015

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Schedule of Investments	4

Statement of Assets & Liabilities	5

Statement of Operations	6

Statements of Changes In Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Additional Information	13

www.alpsfunds.com

ALPS Equal Sector Weight ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the Banc of America Securities – Merrill Lynch Equal Sector Weight Index (the “Underlying Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

The Adviser will seek to replicate as closely as possible the performance of the Underlying Index. The Underlying Index is an index of indexes comprised in equal proportions of the nine Select Sector SPDR Indexes (“The Underlying Sector Indexes”). These are the Consumer Discretionary Select Sector Index, Consumer Staples Select Sector Index, Materials Select Sector Index, Energy Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index and Health Care Select Sector Index. In order to track the securities in the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% if its total assets in the shares of Select Sector SPDR exchange-traded funds (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”) that track the Underlying Sector Indexes of which the Underlying Index is comprised.

The Underlying Index is designed to track the equally weighted performance of the Underlying Sector Indexes. Accordingly, each Underlying Index is rebalanced quarterly so that each rebalance will result in each Underlying Sector Index having an Index weight of 11.1% and the Underlying Sector Indexes in aggregate total to 100.0%.

Performance	(as of May 31, 2015)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
ALPS Equal Sector Weight ETF - NAV	2.28%	9.30%	18.31%	15.76%	17.32%
ALPS Equal Sector Weight ETF - Market Price*	2.26%	9.26%	18.33%	15.78%	17.35%
Banc of America Securities Merrill Lynch Equal Sector Weight Index	1.36%	7.36%	16.27%	13.77%	15.30%
S&P 500® Total Return Index	2.97%	11.81%	19.67%	16.54%	17.99%

Total Expense Ratio (per the current Prospectus) 0.30%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on July 6, 2009 with an Inception Date, the first day of trading on the Exchange, of July 7, 2009.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Banc of America Securities Merrill Lynch Equal Sector Weight Index: a U.S. equity index comprised, in equal weights, of nine sub-indices, and is a price-return index.

S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The ALPS Equal Sector Weight ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the ETF.

1  |  May 31, 2015

ALPS Equal Sector Weight ETF
Performance Overview	May 31, 2015 (Unaudited)

The following table shows the sector weights of both the Fund and the S&P 500® as of May 31, 2015:

Sector Weighting Comparison (as of May 31, 2015)

	EQL*	S&P 500®	+/-
Consumer Discretionary	11.0%	12.5%	-1.5%
Consumer Staples	11.1%	9.5%	1.6%
Energy	11.3%	7.9%	3.4%
Financials	11.0%	16.3%	-5.3%
Healthcare	11.1%	15.1%	-4.0%
Industrials	10.8%	10.2%	0.6%
Materials	11.4%	3.2%	8.2%
Technology	11.3%	22.3%	-11.0%
Utilities	11.0%	3.0%	8.0%
Total	100.0%	100.0%	0.0%

Source: S&P 500®

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2015

ALPS Equal Sector Weight ETF
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expense Ratio(a)	Expenses Paid During Period 12/1/14 - 5/31/15(b)

ALPS Equal Sector Weight ETF
Actual	$ 1,000.00	$ 1,022.80	0.28%	$1.41
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.54	0.28%	$1.41

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3  |  May 31, 2015

ALPS Equal Sector Weight ETF
Schedule of Investments	May 31, 2015 (Unaudited)

SECURITY DESCRIPTION		SHARES	VALUE

EXCHANGE TRADED FUNDS (99.95%)
Consumer Discretionary (11.01%)
Consumer Discretionary Select Sector SPDR® Fund		208,373	$15,898,860

Consumer Staples (11.05%)
Consumer Staples Select Sector SPDR® Fund		326,824	15,945,743

Energy (11.29%)
Energy Select Sector SPDR® Fund		207,991	16,300,255

Financials (11.03%)
Financial Select Sector SPDR® Fund		647,350	15,924,810

Healthcare (11.10%)
Health Care Select Sector SPDR® Fund		213,596	16,019,700

Industrials (10.82%)
Industrial Select Sector SPDR® Fund		279,986	15,626,019

Materials (11.39%)
Materials Select Sector SPDR® Fund		324,930	16,444,707

Technology (11.30%)
Technology Select Sector SPDR® Fund		375,997	16,306,990

Utilities (10.96%)
Utilities Select Sector SPDR® Fund		355,555	15,822,197

TOTAL EXCHANGE TRADED FUNDS
(Cost $118,431,329)			144,289,281

	7 DAY YIELD	SHARES	VALUE

SHORT TERM INVESTMENTS (0.07%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	95,129	95,129

TOTAL SHORT TERM INVESTMENTS
(Cost $95,129)			95,129

TOTAL INVESTMENTS (100.02%)
(Cost $118,526,458)			$144,384,410

NET LIABILITIES LESS OTHER ASSETS (-0.02%)			(18,698)

NET ASSETS (100.00%)			$144,365,712

(a)	Less than 0.0005% .

Common Abbreviations:

SPDR® - Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

4  |  May 31, 2015

ALPS Equal Sector Weight ETF
Statement of Assets and Liabilities	May 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$144,384,410

Total Assets	144,384,410

LIABILITIES:
Payable to adviser	18,698

Total Liabilities	18,698

NET ASSETS	$144,365,712

NET ASSETS CONSIST OF:
Paid-in capital	$111,221,547
Accumulated net investment loss	(12,196)
Accumulated net realized gain on investments	7,298,409
Net unrealized appreciation on investments	25,857,952

NET ASSETS	$144,365,712

INVESTMENTS, AT COST	$118,526,458

PRICING OF SHARES
Net Assets	$144,365,712
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $ 0.01 per share)	2,500,000
Net Asset Value, offering and redemption price per share	$57.75

See Notes to Financial Statements.

5  |  May 31, 2015

ALPS Equal Sector Weight ETF
Statement of Operations	For the Six Months Ended May 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,556,997

Total investment income	1,556,997

EXPENSES:
Investment adviser fees	268,941

Total expenses before waiver/reimbursement	268,941

Less fees waiver/reimbursement by investment adviser	(68,716)

Net Expenses	200,225

NET INVESTMENT INCOME	1,356,772

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	7,433,867
Net change in unrealized depreciation on investments	(5,478,447)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,955,420

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,312,192

See Notes to Financial Statements.

6  |  May 31, 2015

ALPS Equal Sector Weight ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

OPERATIONS:
Net investment income	$1,356,772	$2,203,303
Net realized gain on investments	7,433,867	10,360,476
Net change in unrealized appreciation/(depreciation) on investments	(5,478,447)	6,636,619

Net increase in net assets resulting from operations	3,312,192	19,200,398

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,382,148)	(2,197,152)

Total distributions	(1,382,148)	(2,197,152)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	22,873,160	46,558,747
Cost of shares redeemed	(20,123,962)	(34,120,471)

Net increase from share transactions	2,749,198	12,438,276

Net increase in net assets	4,679,242	29,441,522

NET ASSETS:
Beginning of period	139,686,470	110,244,948

End of period *	$144,365,712	$139,686,470

*Including accumulated net investment income/(loss) of:	$(12,196)	$13,180

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,450,000	2,200,000
Shares sold	400,000	900,000
Shares redeemed	(350,000)	(650,000)

Shares outstanding, end of year	2,500,000	2,450,000

See Notes to Financial Statements.

7  |  May 31, 2015

ALPS Equal Sector Weight ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Period January 1, 2011 to November 30, 2011(a)	For the Year Ended December 31, 2010

NET ASSET VALUE, BEGINNING OF PERIOD	$57.01	$50.11	$39.79	$35.48	$35.34	$31.13

INCOME FROM OPERATIONS:
Net investment income(b)	0.53	0.90	0.81	0.69	0.41	0.68
Net realized and unrealized gain	0.76	6.90	10.35	4.35	0.18	4.14

Total from investment operations	1.29	7.80	11.16	5.04	0.59	4.82

DISTRIBUTIONS:
From net investment income	(0.55)	(0.90)	(0.84)	(0.71)	(0.45)	(0.61)
From tax return of capital	–	–	–	(0.02)	–	–

Total distributions	(0.55)	(0.90)	(0.84)	(0.73)	(0.45)	(0.61)

NET INCREASE IN NET ASSET VALUE	0.74	6.90	10.32	4.31	0.14	4.21

NET ASSET VALUE, END OF PERIOD	$57.75	$57.01	$50.11	$39.79	$35.48	$35.34

TOTAL RETURN(c)	2 .28%	15 .71%	28.41%	14.35%	1 .67%	15.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$144,366	$139,686	$110,245	$75,592	$62,091	$53,012

Ratio of expenses excluding waiver/reimbursement to average net assets	0.37%(d)	0.37%	0.37%	0.37%	0.37%(d)	0.37%
Ratio of expenses including waiver/reimbursement to average net assets	0.28%(d)	0.34%	0.34%	0.34%	0.34%(d)	0.34%
Ratio of net investment income excluding waiver/reimbursement to average net assets	1.77%(d)	1.67%	1.77%	1.76%	1.22%(d)	2.11%
Ratio of net investment income including waiver/reimbursement to average net assets	1.87%(d)	1.70%	1.80%	1.79%	1.25%(d)	2.14%
Portfolio turnover rate(e)	3%	3%	2%	4%	4%	7%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Based on average shares outstanding during the period.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

8  |  May 31, 2015

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”). The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Bank of America Securities - Merrill Lynch Equal Sector Weight Index. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

9  |  May 31, 2015

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Exchange Traded Funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of inputs used to value the Fund’s investments at May 31, 2015:

Investments in Securities at Value *	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$144,289,281	$–	$–	$144,289,281
Short Term Investments	95,129	–	–	95,129

TOTAL	$144,384,410	$–	$–	$144,384,410

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended May 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

10  |  May 31, 2015

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

The tax character of the distributions paid during the year ended November 30, 2014 was as follows:

Ordinary Income

November 30, 2014
ALPS Equal Sector Weight ETF	$2,197,152

At November 30, 2014, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term

ALPS Equal Sector Weight ETF	$–	$9,114

As of May 31, 2015, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross appreciation (excess of value over tax cost)	$26,446,351
Gross depreciation (excess of tax cost over value)	(684,705)

Net unrealized appreciation (depreciation)	25,761,646

Cost of investments for income tax purposes	$118,622,764

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets.

Effective April 1, 2015 the Adviser has agreed to waive 0.19% of its annual unitary fee payable by the Fund until at least March 31, 2016. This waiver may only be terminated by the Fund’s Board of Trustees prior to such date.

ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by APSD from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as APSD acts as the distributor to the Fund and the Underlying Sector ETFs. Such

11  |  May 31, 2015

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

reimbursement is generally expected to equal 0.03% annually. This waiver may only be terminated by the Fund’s Board of Trustees prior to such date.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding short–term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

ALPS Equal Sector Weight ETF	$4,219,547	$4,564,469

For the six months ended May 31, 2015, the cost in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

ALPS Equal Sector Weight ETF	$22,873,343	$19,775,003

Gains on in-kind transactions are generally not considered taxable gains for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

12  |  May 31, 2015

ALPS Equal Sector Weight ETF
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION (UNAUDITED)

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2014:

	Qualified Dividend Income	Dividend Received Deduction

ALPS Equal Sector Weight ETF	100.00%	100.00%

In early 2015, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2014 via Form 1099. The Fund will notify shareholders in early 2016 of amounts paid to them by the Fund, if any, during the calendar year 2015.

LICENSING AGREEMENT

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch” or the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the Advisor”) to allow the Advisor’s use of the underlying index of the ALPS Equal Sector Weight ETF (the “Fund”). The following disclosure relates to the Licensor:

The Fund is not issued, sponsored, endorsed, sold or promoted by Merrill Lynch or its affiliates (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Bank of America Securities Merrill Lynch Equal Sector Weight Index (“Index”) to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Advisor does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Advisor shall have no liability for any errors, omissions or interruptions therein. The Advisor makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Advisor makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Advisor have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

13  |  May 31, 2015

SEMI-ANNUAL REPORT | May 31, 2015
This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.
ALPS Portfolio Solutions Distributor, Inc., distributor for the ETF.

May 31, 2015

2015 SEMI-ANNUAL REPORT ALPS ETF TRUST

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Financial Statements

Schedule of Investments	4

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Additional Information	15

www.alpsfunds.com

Workplace Equality Portfolio
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The Workplace Equality Portfolio (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Workplace Equality Index™ (ticker symbol LGBTEQLT) (the “Index”).

The Index is designed to provide a means of tracking the performance of companies which support workplace equality for lesbian, gay, bisexual and transgender (“LGBT”) employees. The Index consists of approximately 200 publicly traded stocks of U.S. and foreign companies which support equality for LGBT employees through their workplace practices, including non-discrimination policies regarding sexual orientation and gender identity and providing full benefits to for same-sex spouses, domestic partners and transgender individuals. The Index is compiled by Denver Investment Advisors LLC (“Denver Investments” or the “Index Provider”). The Index Provider uses publicly available lists and screening sources such as the National Gay & Lesbian Chamber of Commerce® Diversity Inc. Top 50®, Stonewall® or other screening sources, to identify companies with workplace policies that meet the Index’s criteria for equality for LGBT employees as described above (as well as market capitalization and liquidity requirements). The Index Provider also utilizes its own proprietary database for LGBT screening. The criteria are subject to change in response to changes in law.

Performance (as of May 31, 2015)

	6 Months	1 Year	Since Inception^
Workplace Equality Portfolio – NAV	3.72%	12.06%	12.34%
Workplace Equality Portfolio – Market Price*	3.68%	12.06%	12.34%
Workplace Equality Index™	4.14%	13.87%	14.42%
S&P 500® Total Return Index	2.97%	11.81%	13.26%

Total Expense Ratio (per the current prospectus) 0.75%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.844.375.8383.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement date was February 25, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Workplace Equality Index™: an equal weighted index of companies that support lesbian, gay, bisexual and transgender (LGBT) equality in their workplace. For inclusion, a company must score 100% on the Human Rights Campaign Equality Index or, if not found in the Corporate Equality Index, have the verifiable characteristics that would earn them such a score.

The S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total Return is obtained by reinvesting in the index the ordinary gross dividends declared by the index constituents.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund invests in stocks of companies which meet the Index’s criteria for supporting workplace equality for LGBT employees. The trend of companies supporting workplace equality in this fashion is relatively recent, and there may be a limited number of companies which meet the Index’s criteria.

The Workplace Equality Portfolio is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the Workplace Equality Portfolio.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Denver Investments.

1  |  May 31, 2015

Workplace Equality Portfolio
Performance Overview	May 31, 2015 (Unaudited)

Top 10 Holdings* (as of May 31, 2015)

Kraft Foods Group, Inc.	0.70%
Tesla Motors, Inc.	0.64%
Mondelez International, Inc., Class A	0.61%
T-Mobile US, Inc.	0.60%
UBS Group AG	0.60%
Humana, Inc.	0.59%
Time Warner Cable, Inc.	0.58%
Lexmark International, Inc., Class A	0.58%
Dow Chemical Co.	0.57%
Sony Corp., Sponsored ADR	0.56%
Total % of Top 10 Holdings	6.03%

*	% of Total Investments.

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2015)

Consumer Discretionary	24.13%
Financials	21.21%
Information Technology	17.74%
Industrials	10.70%
Consumer Staples	9.26%
Health Care	8.80%
Telecommunication Services	2.63%
Materials	2.56%
Utilities	2.48%
Energy	0.49%
Total	100.00%

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2015

Workplace Equality Portfolio
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.
Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expense Ratio(a)	Expenses Paid During Period 12/1/14 - 5/31/15(b)
Workplace Equality Portfolio Fund
Actual	$ 1,000.00	$ 1,037.20	0.75%	$ 3.81
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.19	0.75%	$ 3.78

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3  |  May 31, 2015

Workplace Equality Portfolio
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.60%)
Consumer Discretionary (24.03%)
Abercrombie & Fitch Co., Class A	2,001	$40,960
American Eagle Outfitters, Inc.	2,561	41,924
Aramark	1,327	41,601
Barnes & Noble, Inc.(a)	1,879	44,194
Best Buy Co., Inc.	1,064	36,921
Caesars Entertainment Corp.(a)	4,598	43,037
CBS Corp., Class B	682	42,093
Choice Hotels International, Inc.	671	37,958
Coach, Inc.	1,035	36,608
Comcast Corp., Class A	727	42,500
Darden Restaurants, Inc.	658	43,125
DIRECTV(a)	503	45,793
Ford Motor Co.	2,614	39,654
GameStop Corp., Class A	1,060	46,015
Gap, Inc.	1,011	38,752
General Motors Co.	1,105	39,747
Groupon, Inc.(a)	5,711	36,436
Hilton Worldwide Holdings, Inc.(a)	1,480	42,861
Hyatt Hotels Corp., Class A(a)	730	41,946
InterContinental Hotels Group PLC, Sponsored ADR	1,086	45,438
Interpublic Group of Cos., Inc.	1,949	39,799
L Brands, Inc.	464	40,145
Macy’s, Inc.	656	43,919
Marriott International, Inc., Class A	516	40,243
MGM Resorts International(a)	1,918	38,456
Newell Rubbermaid, Inc.	1,088	43,009
NIKE, Inc., Class B	434	44,125
Nordstrom, Inc.	526	38,209
Office Depot, Inc.(a)	4,613	42,763
Orbitz Worldwide, Inc.(a)	3,688	41,564
Pearson PLC, Sponsored ADR	2,007	40,401
Sears Holdings Corp.(a)	1,032	44,324
Sirius XM Holdings, Inc.(a)	10,788	41,642
Sony Corp., Sponsored ADR(a)	1,555	48,081
Staples, Inc.	2,661	43,813
Starbucks Corp.	890	46,244
Starwood Hotels & Resorts Worldwide, Inc.	511	42,290
Target Corp.	530	42,040
Tesla Motors, Inc.(a)	218	54,673
Thomson Reuters Corp.	1,063	42,477
Time Warner Cable, Inc.	274	49,564
Time Warner, Inc.	492	41,564
Time, Inc.	1,886	42,454
TJX Cos., Inc.	626	40,302
Viacom, Inc., Class B	620	41,466
Walt Disney Co.	397	43,817
Whirlpool Corp.	220	40,535
Wyndham Worldwide Corp.	466	39,568
Wynn Resorts Ltd.	333	33,530

Total Consumer Discretionary		2,058,580

Consumer Staples (9.22%)
Avon Products, Inc.	5,868	39,433
Brown-Forman Corp., Class B	479	45,155

Security Description	Shares	Value

Consumer Staples (continued)
Campbell Soup Co.	955	$46,165
Clorox Co.	389	41,880
Coca-Cola Co.	1,067	43,704
ConAgra Foods, Inc.	1,243	47,992
CVS Health Corp.	413	42,283
Diageo PLC, Sponsored ADR	374	41,499
General Mills, Inc.	813	45,650
Hershey Co.	424	39,373
Kellogg Co.	680	42,684
Kraft Foods Group, Inc.	705	59,537
Mondelez International, Inc., Class A	1,254	52,154
Pepsi Co., Inc.	454	43,779
Procter & Gamble Co.	512	40,136
SUPERVALU, Inc.(a)	3,800	33,554
Unilever NV, NY Shares	1,009	43,084
Walgreens Boots Alliance, Inc.	489	41,976

Total Consumer Staples		790,038

Energy (0.49%)
Chevron Corp.	407	41,921

Total Energy		41,921

Financials (21.13%)
American Express Co.	523	41,694
American International Group, Inc.	776	45,481
Ameriprise Financial, Inc.	320	39,869
Aon PLC	437	44,233
Bank of America Corp.	2,745	45,293
Bank of Montreal	717	43,809
Bank of New York Mellon Corp.	1,060	45,962
Barclays PLC, Sponsored ADR	2,853	47,160
BlackRock, Inc.	115	42,065
Capital One Financial Corp.	529	44,203
CBRE Group, Inc., Class A(a)	1,195	45,697
Charles Schwab Corp.	1,452	45,956
Chubb Corp.	418	40,755
Citigroup, Inc.	815	44,075
Comerica, Inc.	937	45,866
Credit Suisse Group AG, Sponsored ADR	1,688	44,681
Deutsche Bank AG	1,297	39,182
Discover Financial Services	729	42,479
Goldman Sachs Group, Inc.	224	46,187
Hartford Financial Services Group, Inc.	1,003	41,233
HSBC Holdings PLC, Sponsored ADR	1,003	47,642
Huntington Bancshares, Inc.	3,848	42,828
JPMorgan Chase & Co.	707	46,506
KeyCorp	2,960	43,157
Marsh & McLennan Cos., Inc.	753	43,847
MetLife, Inc.	844	44,107
Moody’s Corp.	416	44,970
Morgan Stanley	1,183	45,191
Northern Trust Corp.	602	44,879
PNC Financial Services Group, Inc.	450	43,061
Progressive Corp.	1,551	42,404

4  |  May 31, 2015

Workplace Equality Portfolio
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

Financials (continued)
Prudential Financial, Inc.	536	$45,351
Royal Bank of Canada	720	45,814
State Street Corp.	570	44,420
Sun Life Financial, Inc.	1,360	43,466
SunTrust Banks, Inc.	1,014	43,278
T Rowe Price Group, Inc.	529	42,685
Toronto-Dominion Bank	1,017	44,311
UBS Group AG	2,355	50,820
US Bancorp	973	41,946
Wells Fargo & Co.	769	43,033

Total Financials		1,809,596

Health Care (8.76%)
Aetna, Inc.	400	47,188
Biogen, Inc.(a)	98	38,905
Boston Scientific Corp.(a)	2,433	44,451
Bristol-Myers Squibb Co.	644	41,602
Cardinal Health, Inc.	475	41,881
Cigna Corp.	338	47,601
Eli Lilly & Co.	575	45,368
GlaxoSmithKline PLC, Sponsored ADR	886	39,312
Humana, Inc.	236	50,657
Johnson & Johnson	420	42,059
McKesson Corp.	189	44,836
Medtronic PLC	558	42,587
Merck & Co., Inc.	733	44,632
Novartis AG, Sponsored ADR	427	43,866
Pfizer, Inc.	1,267	44,028
St Jude Medical, Inc.	649	47,864
UnitedHealth Group, Inc.	364	43,756

Total Health Care		750,593

Industrials (10.66%)
3M Co.	260	41,361
Alaska Air Group, Inc.	625	40,400
American Airlines Group, Inc.	774	32,794
Boeing Co.	281	39,486
Cummins, Inc.	310	42,021
Danaher Corp.	498	42,987
General Electric Co.	1,709	46,604
Herman Miller, Inc.	1,527	42,298
Huron Consulting Group, Inc.(a)	652	41,924
JetBlue Airways Corp.(a)	2,205	44,453
Lockheed Martin Corp.	211	39,710
Navigant Consulting, Inc.(a)	3,135	42,667
Northrop Grumman Corp.	266	42,342
Owens Corning	1,075	45,537
Raytheon Co.	385	39,755
Rockwell Automation, Inc.	373	45,838
Steelcase, Inc., Class A	2,211	38,029
Towers Watson & Co., Class A	330	45,524
United Continental Holdings, Inc.(a)	624	34,064
United Technologies Corp.	363	42,533
Virgin America, Inc.(a)	1,348	38,337

Security Description	Shares	Value

Industrials (continued)
WW Grainger, Inc.	183	$43,980

Total Industrials		912,644

Information Technology (17.67%)
Accenture PLC, Class A	479	46,003
Adobe Systems, Inc.(a)	561	44,369
Alcatel-Lucent, Sponsored ADR(a)	11,304	44,651
Apple, Inc.	344	44,816
Automatic Data Processing, Inc.	494	42,242
Booz Allen Hamilton Holding Corp.	1,458	36,960
Broadridge Financial Solutions, Inc.	804	43,561
CA, Inc.	1,320	40,194
Cisco Systems, Inc.	1,538	45,079
Corning, Inc.	1,847	38,639
eBay, Inc.(a)	749	45,959
Electronic Arts, Inc.(a)	763	47,882
EMC Corp.	1,630	42,934
Facebook, Inc., Class A(a)	516	40,862
Google, Inc., Class C(a)	77	40,972
Hewlett-Packard Co.	1,300	43,420
Intel Corp.	1,389	47,865
International Business Machines Corp.	267	45,297
Intuit, Inc.	428	44,576
Lexmark International, Inc., Class A	1,077	49,520
LinkedIn Corp., Class A(a)	163	31,774
MasterCard, Inc., Class A	479	44,193
Microsoft Corp.	1,013	47,469
NCR Corp.(a)	1,412	42,431
NetApp, Inc.	1,164	38,878
Nokia OYJ, Sponsored ADR	5,491	40,029
Oracle Corp.	980	42,620
QUALCOMM, Inc.	619	43,132
Salesforce.com, Inc.(a)	641	46,633
Symantec Corp.	1,779	43,808
Tech Data Corp.(a)	753	47,529
Visa, Inc., Class A	639	43,887
Xerox Corp.	3,327	37,994
Yahoo!, Inc.(a)	955	41,003
Yelp, Inc.(a)	965	46,233

Total Information Technology		1,513,414

Materials (2.55%)
Alcoa, Inc.	3,346	41,825
Dow Chemical Co.	926	48,218
Ecolab, Inc.	376	43,108
EI du Pont de Nemours & Co.	583	41,399
Monsanto Co.	376	43,984

Total Materials		218,534

Telecommunication Services (2.62%)
AT&T, Inc.	1,325	45,766
BT Group PLC, Sponsored ADR	625	42,813
Sprint Corp.(a)	8,769	40,776
T-Mobile US, Inc.(a)	1,309	50,893

5  |  May 31, 2015

Workplace Equality Portfolio
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

Telecommunication Services (continued)
Verizon Communications, Inc.	885	$43,754

Total Telecommunication Services		224,002

Utilities (2.47%)
Edison International	680	41,351
Exelon Corp.	1,307	44,216
PG&E Corp.	811	43,364
Portland General Electric Co.	1,170	40,903
Sempra Energy	386	41,483

Total Utilities		211,317

TOTAL COMMON STOCKS (Cost $ 7,975,377)		8,530,639

TOTAL INVESTMENTS (99.60%) (Cost $ 7,975,377)		$8,530,639

NET OTHER ASSETS AND LIABILITIES (0.40%)		33,864

NET ASSETS (100.00%)		$8,564,503

(a)	Non-income producing security.

Common Abbreviations:

ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ -	Osakeyhtio is the Finnish equivalent of a public limited company.
PLC -	Public Limited Company.

See Notes to Financial Statements.

6  |  May 31, 2015

Workplace Equality Portfolio
Statement of Assets and Liabilities	May 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$8,530,639
Cash	23,712
Foreign tax reclaims	714
Dividends receivable	14,890

Total Assets	8,569,955

LIABILITIES:
Payable to adviser	5,452

Total Liabilities	5,452

NET ASSETS	$8,564,503

NET ASSETS CONSIST OF:
Paid-in capital	$7,784,947
Accumulated net investment income	11,192
Accumulated net realized gain on investments	213,102
Net unrealized appreciation on investments	555,262

NET ASSETS	$8,564,503

INVESTMENTS, AT COST	$7,975,377

PRICING OF SHARES
Net Assets	$8,564,503
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $ 0.01 per share)	300,002
Net Asset Value, offering and redemption price per share	$28.55

See Notes to Financial Statements.

7  |  May 31, 2015

Workplace Equality Portfolio

Statement of Operations	For the Six Months Ended May 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$77,297

Total Investment Income	77,297

EXPENSES:
Investment adviser fees	29,400

Total Expense	29,400

NET INVESTMENT INCOME	47,897

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	204,681
Net change in unrealized appreciation on investments	31,846

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	236,527

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$284,424

(a)	Net of foreign tax withholding $1,658.

See Notes to Financial Statements.

8  |  May 31, 2015

Workplace Equality Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Period February 25, 2014 (Commencement of Operations) to November 30, 2014
OPERATIONS:
Net investment income	$47,897	$61,988
Net realized gain on investments	204,681	113,674
Net change in unrealized appreciation on investments	31,846	523,416

Net increase in net assets resulting from operations	284,424	699,078

DISTRIBUTIONS:
Dividends to shareholders from net investment income	(98,693)	–

Net decrease in net assets from distributions	(98,693)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,834,645	7,626,269
Cost of shares redeemed	(1,435,182)	(1,346,038)

Net increase from capital share transactions	1,399,463	6,280,231

Net increase in net assets	1,585,194	6,979,309

NET ASSETS:
Beginning of period	6,979,309	–

End of period *	$8,564,503	$6,979,309

*Including accumulated net investment income of:	$11,192	$61,988

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	250,002	–
Shares sold	100,000	300,002
Shares redeemed	(50,000)	(50,000)

Shares outstanding, end of period	300,002	250,002

See Notes to Financial Statements.

9  |  May 31, 2015

Workplace Equality Portfolio
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Period February 25, 2014 (Commencement of Operations) to November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$27.92	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.17	0.28
Net realized and unrealized gain	0.85	2.64

Total from investment operations	1.02	2.92

DISTRIBUTIONS:
From net investment income	(0.39)	–

Total distributions	(0.39)	–

Net increase in net asset value	0.63	2.92

NET ASSET VALUE, END OF PERIOD	$28.55	$27.92

TOTAL RETURN(b)	3.72%	11.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,565	$6,979

Ratio of expenses to average net assets	0.75%(c)	0.75%(c)
Ratio of net investment income to average net assets	1.22%(c)	1.42%(c)
Portfolio turnover rate(d)	19%	8%

(a)	Based on average shares outstanding during the period.
(b)

 Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net  asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a  period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

10  |  May 31, 2015

Workplace Equality Portfolio
Notes to Financial Statements	May 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Workplace Equality Portfolio (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the price and yield of the Workplace Equality IndexTM. The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund commenced operations on February 25, 2014.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

11  |  May 31, 2015

Workplace Equality Portfolio
Notes to Financial Statements	May 31, 2015 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$8,530,639	$–	$–	$8,530,639

TOTAL	$8,530,639	$–	$–	$8,530,639

* For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

12  |  May 31, 2015

Workplace Equality Portfolio
Notes to Financial Statements	May 31, 2015 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

As of the period ended November 30, 2014 the Fund paid no distributions.

As of May 31, 2015, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Workplace Equality Portfolio

Gross appreciation (excess of value over tax cost)	$775,475
Gross depreciation (excess of tax cost over value)	(243,469)

Net unrealized appreciation (depreciation)	$532,006

Cost of investments for income tax purposes	$7,998,633

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.75% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the licensing fees to the Index provider, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

13  |  May 31, 2015

Workplace Equality Portfolio
Notes to Financial Statements	May 31, 2015 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales

Workplace Equality Portfolio Fund	$1,497,559	$2,398,957
For the six months ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
Fund	Purchases	Sales

Workplace Equality Portfolio Fund	$2,827,242	$588,324

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

14  |  May 31, 2015

Workplace Equality Portfolio
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION (UNAUDITED)

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2014:

	Qualified Dividend Income	Dividend Received Deduction

Workplace Equality Portfolio	100.00%	89.02%

In early 2015, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2014 via Form 1099. The Fund will notify shareholders in early 2016 of amounts paid to them by the Fund, if any, during the calendar year 2015.

LICENSING AGREEMENT

Denver Investments has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) to allow the Adviser’s use of the Workplace Equality Index™, the underlying index of the Workplace Equality Portfolio (the “Fund”). The following disclosure relates to such licensing agreement:

Denver Investments is the designer of the construction and methodology for the Index. “Denver Investments” and “Workplace Equality Index™” are service marks or trademarks of Denver Investments. Denver Investments acts as brand licensor for the Index. Denver Investments is not responsible for the descriptions of the Index or the Fund that appear herein. Denver Investments is not affiliated with the Trust, the Adviser or the Distributor.

The Fund is not sponsored, endorsed or promoted by Denver Investments. Denver Investments makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Index or any Index data included herein or derived there from and assume no liability in connection with their use. The Index is determined and composed without regard to the Adviser or the Fund. Denver Investments has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Denver Investments is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Denver Investments has no obligation or liability in connection with the administration or trading of the Fund.

Denver Investments does not guarantee the accuracy and/or completeness of the Index or any data included therein, and Denver Investments shall have no liability for any errors, omissions, or interruptions therein. Denver Investments makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Index or any data included therein. Denver Investments makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall Denver Investments have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

15  |  May 31, 2015

SEMI-ANNUAL REPORT | May 31, 2015
This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.
ALPS Portfolio Solutions Distributor, Inc., distributor for the ETF.

May 31, 2015

Cohen & Steers Global Realty Majors ETF (NYSE ARCA: GRI)

An ALPS Advisors Solution

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Financial Statements

Schedule of Investments	4

Statement of Assets & Liabilities	7

Statement of Operations	8

Statements of Changes In Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Additional Information	15

www.alpsfunds.com

Cohen & Steers Global Realty Majors ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The Cohen & Steers Global Realty Majors ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index (the “Underlying Index”). The Fund will normally invest at least 90% of its total assets in common stocks and other equity securities (which may include American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and Global Depositary Receipts (“GDRs”)) that comprise the Underlying Index. The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “GRI”.

The Underlying Index consists of the largest and most liquid securities within the global real estate universe that Cohen & Steers Capital Management, Inc. (“Cohen & Steers” or the “Index Provider”) believes are likely to lead the global securitization of real estate. The Underlying Index is free float and modified market-capitalization weighted, with a limit of 4.0% on any security’s weighting. Underlying Index constituents must have a free float adjusted market capitalization of $750 million or greater for initial inclusion in the Underlying Index. Cohen & Steers considers country weights relative to each country’s GDP share representing the real estate securities universe and share of the private market for real estate, with up to 10% being allocated to securities of emerging markets. The Underlying Index is rebalanced quarterly.

Performance (as of May 31, 2015)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
Cohen & Steers Global Realty Majors ETF - NAV	2.07%	6.38%	12.53%	12.22%	2.41%
Cohen & Steers Global Realty Majors ETF - Market Price*	2.54%	6.77%	12.53%	12.39%	2.44%
Cohen & Steers Global Realty Majors Portfolio Index	2.36%	7.06%	13.33%	13.06%	3.24%
FTSE EPRA/ NAREIT Developed Real Estate Index	1.61%	5.89%	13.30%	12.82%	3.30%
S&P 500® Total Return Index	2.97%	11.81%	19.67%	16.54%	8.39%

Total Expense Ratio (per the current Prospectus) 0.55%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.513.5856.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	Fund Inception May 7, 2008.

*	Market Price is based on the midpoint of the bid/ask spread at 4p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Cohen & Steers Global Realty Majors® Portfolio Index: A free-float adjusted, modified market capitalization-weighted index of global real estate equities. The modified market capitalization weighting approach and qualitative screening process emphasize those companies that, in the opinion of the Cohen & Steers investment committee, are leading the securitization of real estate globally.

FTSE EPRA/NAREIT Developed Real Estate Index: An unmanaged market-weighted total return index that consists of many companies from developed markets whose floats are larger than $100 million and which derive more than half of their revenue from property-related activities.

S&P 500® Total Return Index: The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Cohen & Steers Global Realty Majors ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the Cohen & Steers Global Realty Majors ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Cohen & Steers.

1  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Performance Overview	May 31, 2015 (Unaudited)

Top 10 Holdings* (as of May 31, 2015)

Simon Property Group, Inc.	3.98%
Mitsubishi Estate Co., Ltd.	3.84%
Mitsui Fudosan Co., Ltd.	3.58%
Sun Hung Kai Properties, Ltd.	3.48%
Public Storage	3.46%
Equity Residential	3.33%
Unibail-Rodamco SE	3.10%
Health Care REIT, Inc.	3.02%
AvalonBay Communities, Inc.	2.71%
Ventas, Inc.	2.70%
Total % of Top 10 Holdings	33.20%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2015)

United States	49.04%
Japan	12.17%
Hong Kong	11.16%
Australia	7.83%
United Kingdom	7.10%
France	4.80%
Singapore	3.06%
Germany	2.21%
Canada	1.37%
Switzerland	0.42%
Sweden	0.31%
Brazil	0.27%
Netherlands	0.26%
Total	100.00%

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expense Ratio(a)	Expenses Paid During Period 12/1/14 - 5/31/15(b)

Cohen & Steers Global Realty Majors ETF
Actual	$ 1,000.00	$ 1,020.70	0.55%	$ 2.77
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.19	0.55%	$ 2.77

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.85%)
Australia (7.83%)
Dexus Property Group	122,113	$747,825
Goodman Group	199,010	996,602
The GPT Group	219,319	774,682
Mirvac Group	472,642	726,330
Scentre Group, Ltd.	681,003	2,056,609
Stockland	303,926	1,008,470
Westfield Corp.	244,205	1,807,322

Total Australia		8,117,840

Brazil (0.27%)
BR Malls Participacoes SA	59,600	283,382

Canada (1.37%)
Boardwalk Real Estate Investment Trust	4,947	231,955
Dream Office Real Estate Investment Trust	13,936	291,024
RioCan Real Estate Investment Trust	40,478	901,609

Total Canada		1,424,588

France (4.80%)
Gecina SA	4,494	590,562
Klepierre	26,547	1,179,381
Unibail-Rodamco SE	12,506	3,212,002

Total France		4,981,945

Germany (2.21%)
Deutsche Annington Immobilien SE	34,331	1,085,546
Deutsche EuroShop AG	5,885	284,425
Deutsche Wohnen AG	37,979	925,178

Total Germany		2,295,149

Hong Kong (11.15%)
China Overseas Land & Investment, Ltd.	617,000	2,236,069
Hang Lung Properties, Ltd.	295,000	932,142
Hongkong Land Holdings, Ltd.	152,100	1,309,581
The Link REIT	292,164	1,695,638
Sun Hung Kai Properties, Ltd.	213,000	3,609,681
Swire Properties, Ltd.	136,200	463,740
The Wharf Holdings, Ltd.	191,700	1,322,725

Total Hong Kong		11,569,576

Japan (12.16%)
Japan Real Estate Investment Corp.	160	737,381
Japan Retail Fund Investment Corp.	315	632,969
Mitsubishi Estate Co., Ltd.	178,000	3,985,513
Mitsui Fudosan Co., Ltd.	127,000	3,710,797
Nippon Building Fund, Inc.	183	856,649
Nomura Real Estate Holdings, Inc.	16,400	337,474
Sumitomo Realty & Development Co., Ltd.	61,000	2,354,188

Total Japan		12,614,971

4  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

Netherlands (0.26%)
Wereldhave N.V.	4,383	$264,954

Singapore (3.06%)
Ascendas Real Estate Investment Trust	264,366	470,646
CapitaLand Mall Trust	336,047	540,926
CapitaLand, Ltd.	336,200	870,364
City Developments, Ltd.	60,000	468,215
Global Logistic Properties, Ltd.	400,800	820,568

Total Singapore		3,170,719

Sweden (0.31%)
Castellum AB	22,242	319,029

Switzerland (0.42%)
PSP Swiss Property AG	5,009	430,363

United Kingdom (7.10%)
The British Land Co. Plc	130,612	1,720,785
Derwent London Plc	13,877	755,273
Great Portland Estates Plc	44,473	563,151
Hammerson Plc	101,409	1,036,130
Intu Properties Plc	122,239	624,572
Land Securities Group Plc	101,794	2,042,788
Segro Plc	95,974	625,178

Total United Kingdom		7,367,877

United States (48.91%)
Alexandria Real Estate Equities, Inc.	9,056	839,763
American Campus Communities, Inc.	13,855	540,483
AvalonBay Communities, Inc.	16,856	2,806,524
Boston Properties, Inc.	19,551	2,542,216
Camden Property Trust	11,090	831,528
Digital Realty Trust, Inc.	17,446	1,152,134
Douglas Emmett, Inc.	17,541	515,355
Equity Residential	46,443	3,451,644
Essex Property Trust, Inc.	8,271	1,841,290
Extra Space Storage, Inc.	14,000	980,420
Federal Realty Investment Trust	8,655	1,163,838
General Growth Properties, Inc.	80,245	2,273,341
HCP, Inc.	58,807	2,277,007
Health Care REIT, Inc.	44,519	3,127,905
Highwoods Properties, Inc.	11,744	492,661
Host Hotels & Resorts, Inc.	96,843	1,929,112
Kilroy Realty Corp.	10,872	750,929
Kimco Realty Corp.	53,173	1,274,025
The Macerich Co.	17,869	1,467,224
ProLogis, Inc.	65,213	2,581,783
Public Storage	18,531	3,586,490
Realty Income Corp.	28,803	1,312,553
Regency Centers Corp.	12,111	764,688
Simon Property Group, Inc.	22,758	4,128,301
SL Green Realty Corp.	12,563	1,490,726

5  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description		Shares	Value

United States (continued)
UDR, Inc.		33,072	$1,076,824
Ventas, Inc.		42,153	2,804,018
Vornado Realty Trust		22,352	2,232,741
Weingarten Realty Investors		14,473	488,174

Total United States			50,723,697

TOTAL COMMON STOCKS
(Cost $88,463,324)			103,564,090

RIGHTS (0.00%)(a)
Germany (0.00%)(a)
Deutsche Wohnen AG, strike price 21.50 (EUR), expires 06/03/2015(b)		37,979	1,252

TOTAL RIGHTS
(Cost $0)			1,252

	7 Day Yield Shares		Value

SHORT TERM INVESTMENTS (0.13%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(c)	136,394	136,394

TOTAL SHORT TERM INVESTMENTS
(Cost $136,394)			136,394

TOTAL INVESTMENTS (99.98%)
(Cost $88,599,718)			$103,701,736

NET OTHER ASSETS AND LIABILITIES (0.02%)			17,085

NET ASSETS (100.00%)			$103,718,821

(a)	Less than 0.005% of total net assets.
(b)	Non-income producing security.
(c)	Less than 0.0005%

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc -	Public Limited Co.
REIT -	Real Estate Investment Trust.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.
SE -	SE Regulation is a European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

See Notes to Financial Statements.

6  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Statement of Assets and Liabilities	May 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$103,701,736
Cash	38,629
Foreign currency, at value (Cost $53,736)	52,760
Receivable for investments sold	242,532
Foreign tax reclaims	59,624
Dividends receivable	87,912

Total Assets	104,183,193

LIABILITIES:
Payable for investments purchased	415,626
Payable to adviser	48,746

Total Liabilities	464,372

NET ASSETS	$103,718,821

NET ASSETS CONSIST OF:
Paid-in capital	$93,767,924
Accumulated net investment loss	(1,229,597)
Accumulated net realized loss on investments and foreign currency transactions	(3,915,526)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	15,096,020

NET ASSETS	$103,718,821

INVESTMENTS, AT COST	$88,599,718

PRICING OF SHARES
Net Assets	$103,718,821
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,350,000
Net Asset Value, offering and redemption price per share	$44.14

See Notes to Financial Statements.

7  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Statement of Operations	For the Six Months Ended May 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$2,479,772

Total Investment Income	2,479,772

EXPENSES:
Investment adviser fees	278,455

Total Expenses	278,455

NET INVESTMENT INCOME	2,201,317

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(548,655)
Net realized gain on foreign currency transactions	117,755
Net change in unrealized depreciation on investments	(112,274)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(361)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(543,535)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,657,782

(a)	Net of foreign tax withholding $63,618.

See Notes to Financial Statements.

8  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

OPERATIONS:
Net investment income	$2,201,317	$2,242,990
Net realized gain/(loss) on investments and foreign currency transactions	(430,900)	6,253,313
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(112,635)	5,320,437

Net increase in net assets resulting from operations	1,657,782	13,816,740

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,879,999)	(2,519,676)

Total distributions	(1,879,999)	(2,519,676)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,186,084	–
Cost of shares redeemed	(2,197,906)	(22,480,811)

Net increase/(decrease) from share transactions	6,988,178	(22,480,811)

Net increase/(decrease) in net assets	6,765,961	(11,183,747)

NET ASSETS:
Beginning of period	96,952,860	108,136,607

End of period *	$103,718,821	$96,952,860

*Including accumulated net investment loss of:	$(1,229,597)	$(1,550,915)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,200,000	2,750,000
Shares sold	200,000	–
Shares redeemed	(50,000)	(550,000)

Shares outstanding, end of year	2,350,000	2,200,000

See Notes to Financial Statements.

9  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Period January 1, 2011 to November 30, 2011(a)	For the Year Ended December 31, 2010

NET ASSET VALUE, BEGINNING OF PERIOD	$44.07	$39.32	$39.59	$32.53	$35.52	$31.35

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.98	0.92	0.94	0.91	0.97	1.43
Net realized and unrealized gain/(loss)	(0.07)	4.85	1.25	6.97	(2.87)	4.68

Total from investment operations	0.91	5.77	2.19	7.88	(1.90)	6.11

DISTRIBUTIONS:
From net investment income	(0.84)	(1.02)	(2.27)	(0.82)	(1.09)	(1.94)
From tax return of capital	–	–	(0.19)	–	–	–

Total distributions	(0.84)	(1.02)	(2.46)	(0.82)	(1.09)	(1.94)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.07	4.75	(0.27)	7.06	(2.99)	4.17

NET ASSET VALUE, END OF PERIOD	$44.14	$44.07	$39.32	$39.59	$32.53	$35.52

TOTAL RETURN(c)	2.07%	14.90%	5.60%	24.50%	(5.53)%	19.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$103,719	$96,953	$108,137	$71,258	$50,418	$42,626

Ratio of expenses to average net assets	0.55%(d)	0.55%	0.55%	0.55%	0.55%(d)	0.55%
Ratio of net investment income to average net assets	4.35%(d)	2.21%	2.31%	2.47%	3.02%(d)	4.33%
Portfolio turnover rate(e)	2%	11%	10%	4%	15%	14%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Based on average shares outstanding during the period.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

10  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Cohen & Steers Global Realty Majors ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index. The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

11  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Common Stocks	$103,564,090	$–	$–	$103,564,090
Rights	1,252	–	–	1,252
Short Term Investments	136,394	–	–	136,394

TOTAL	$103,701,736	$–	$–	$103,701,736

*	For a detailed geographical breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

12  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

D. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

The tax character of the distributions paid during the year ended November 30, 2014 was as follows:

	Ordinary Income	Return of Capital	Total

November 30, 2014
Cohen & Steers Global Realty Majors ETF	$2,519,676	$–	$2,519,676

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At November 30, 2014, the Fund had available for tax purposes unused pre-enactment capital loss carryforwards as follows:

	Expiring in 2016	Expiring in 2017	Expiring in 2018

Cohen & Steers Global Realty Majors ETF	$176,692	$809,982	$187,815
At November 30, 2014, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:
Fund		Short-Term	Long-Term

Cohen & Steers Global Realty Majors ETF		$722,292	$745,945
As of May 31, 2015, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:
Gross Appreciation (excess of value over tax cost)			$16,391,043
Gross Depreciation (excess of tax cost over value)			(2,236,939)

Net unrealized appreciation (depreciation)			14,154,104

Cost of investments for income tax purposes			$89,547,632

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company (“PFIC”) adjustments and the deferral of losses due to wash sales.

13  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.55% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Purchases	Sales

$ 2,373,461	$1,761,753

For the six months ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales

$ 9,127,349	$2,181,375

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

14  |  May 31, 2015

Cohen & Steers Global Realty Majors ETF
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION (Unaudited)

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2014:

	Qualified Dividend Income	Dividend Received Deduction

Cohen and Steers Global Realty Majors ETF	20.94%	0.00%

In early 2015, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2014 via Form 1099. The Fund will notify shareholders in early 2016 of amounts paid to them by the Fund, if any, during the calendar year 2015.

LICENSING AGREEMENT

Cohen & Steers is the Index Provider for the Cohen & Steers Global Realty Majors ETF. Cohen & Steers is not affiliated with the Trust, the Adviser or the Distributor. ALPS, an affiliate of the Adviser, and the Trust have entered into a license agreement with Cohen & Steers to use the Index.

THE FUND IS NOT SPONSORED, MANAGED OR ADVISED BY COHEN & STEERS CAPTIAL MANAGEMENT, INC. (“C&S”). C&S MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX TO TRACK PERFORMANCE OF A MARKET OR SECTOR. C&S’S ONLY RELATIONSHIP TO ALPS IS IN RELATION TO THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF C&S AND OF ONE OR MORE C&S INDEXES, INCLUDING THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY C&S WITHOUT REGARD TO ALPS OR THE FUND. C&S HAS NO OBLIGATION TO TAKE THE NEEDS OF ALPS, THE FUND OR THE FUND SHAREHOLDERS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX. C&S IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE TIMING OF THE ISSUANCE OR SALE OF FUND SHARES OR IN THE DETERMINATION OR CALCULATION OF THE VALUATION OF THE FUND’S ASSETS. C&S HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR PORTFOLIO MANAGEMENT OF THE FUND. C&S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN AND C&S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. C&S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ALPS, THE FUND, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. C&S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OF USE WITH RESPECT TO THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL C&S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Advisor does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Advisor shall have no liability for any errors, omissions or interruptions therein. The Advisor makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Advisor makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Advisor have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

15  |  May 31, 2015

SEMI-ANNUAL REPORT | May 31, 2015
This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.
ALPS Portfolio Solutions Distributor, Inc., distributor for the ETF.

U.S. Equity High Volatility Put Write Index Fund
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The U.S. Equity High Volatility Put Write Index Fund (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the NYSE Arca U.S. Equity High Volatility Put Write IndexSM (the “Index”). The Index reflects the performance of a portfolio of exchange-traded put options on highly volatile stocks.

The Index measures the return of a hypothetical portfolio consisting of exchange traded put options which have been sold on each of 20 stocks and a cash position calculated. The 20 stocks on which options are sold (“written”) are those 20 stocks from a selection of the largest capitalized (over $5 billion in market capitalization) stocks which also have listed options and which have the highest volatility, as determined by the NYSE Arca, Inc. (the “NYSE Arca”), the Fund’s index provider (the “Index Provider”).

Performance (as of May 31, 2015)

	6 Months	1 Year	Since Inception^
U.S. Equity High Volatility Put Write Index Fund - NAV	4.21%	7.47%	6.43%
U.S. Equity High Volatility Put Write Index Fund - Market Price*	3.90%	7.65%	6.53%
U.S. Equity High Volatility Put Write Index - Total Return	4.83%	9.53%	8.82%

Total Expense Ratio (per the current prospectus) 0.95%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.855.325.8020.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on February 28, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

NYSE Arca U.S. Equity High Volatility Put Write IndexSM - Total Return: measures the return of a hypothetical portfolio of listed put options on each of 20 stocks and a cash (U.S. T-Bill) position. The 20 underlying stocks on which options are written are a selection of the largest capitalized (over $5 billion in market cap) U.S. listed stocks which also have listed options and which have the highest volatility, as determined by the NYSE Arca, Inc., the Fund’s Index provider. No more than 50% of the Index positions will be from the same industry sector. Full details of the index rules, methodology, values and period, constituents can be found at http://www.nyse.com/about/listed/lcddata.html?ticker=PUTWRTTR. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The NYSE Arca U.S. Equity High Volatility Put Write IndexSM: is a service mark of NYSE Euronext or its affiliates and has been licensed for use by Rich Investment Solutions, LLC in connection with the U.S. Equity High Volatility Put Write Index Fund. Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representations or warranties regarding the Trust or the Fund or the ability of the NYSE Arca U.S. Equity HighVolatility Put Write IndexSM to track general stock market performance.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The U.S. Equity High Volatility Put Write Index Fund is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the U.S. Equity High Volatility Put Write Index Fund.

1  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Performance Overview	May 31, 2015 (Unaudited)

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account	Ending Account		Expenses Paid
	Value	Value	Expense	During Period
	12/1/14	5/31/15	Ratio(a)	12/1/14 - 5/31/15(b)

U.S. Equity High Volatility Put Write Index Fund
Actual	$1,000.00	$1,042.10	0.95%	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	0.95%	$4.78

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of  days in the most recent fiscal half year (182), divided by 365.

3  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

SHORT TERM INVESTMENTS (97.40%)
U.S. Treasury Bill Discount Notes
0.008%, 06/25/2015(a)	$10,000,000	$9,999,930
0.014%, 08/06/2015(a)	12,000,000	12,000,000
0.049%, 08/20/2015(a)	10,000,000	9,999,890
0.033%, 09/17/2015(a)(b)	12,500,000	12,499,338
0.025%, 10/01/2015(a)	2,400,000	2,399,918
0.024%, 10/08/2015(a)	6,000,000	5,999,406
0.033%, 10/15/2015(a)	2,400,000	2,399,750

TOTAL SHORT TERM INVESTMENTS
(Cost $55,294,209)		55,298,232

TOTAL INVESTMENTS (97.40%)
(Cost $55,294,209)		$55,298,232

NET OTHER ASSETS AND LIABILITIES (2.60%)		1,478,755

NET ASSETS (100.00%)		$56,776,987

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	All or portion of this security is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS
Altera Corp.	06/19/2015	$37.00	(765)	$(22,950)
Antero Resources Corp.	06/19/2015	35.00	(808)	(36,360)
Applied Materials, Inc.	06/19/2015	19.00	(1,490)	(12,665)
BioMarin Pharmaceutical, Inc.	06/19/2015	100.00	(259)	(3,238)
Continental Resources, Inc.	06/19/2015	45.00	(629)	(100,640)
FireEye, Inc.	06/19/2015	36.00	(720)	(3,600)
GoPro, Inc.	06/19/2015	38.00	(683)	(3,415)
Incyte Corp.	06/19/2015	90.00	(314)	(13,345)
Keurig Green Mountain, Inc.	06/19/2015	95.00	(298)	(268,200)
Medivation, Inc.	06/19/2015	105.00	(258)	(11,094)
Netflix, Inc.	06/19/2015	485.00	(58)	(1,566)
Pilgrim’s Pride Corp.	06/19/2015	21.00	(1,235)	(6,175)
Skyworks Solutions, Inc.	06/19/2015	80.00	(325)	(813)
SolarCity Corp.	06/19/2015	50.00	(566)	(11,037)
SunEdison, Inc.	06/19/2015	23.00	(1,231)	(9,232)
Tesla Motors, Inc.	06/19/2015	175.00	(161)	(1,046)
Twitter, Inc.	06/19/2015	44.00	(643)	(474,213)
Vertex Pharmaceuticals, Inc.	06/19/2015	105.00	(269)	(6,725)
Whiting Petroleum Corp.	06/19/2015	30.00	(943)	(37,720)
Zillow Group, Inc.	06/19/2015	80.00	(353)	(7,942)
TOTAL WRITTEN PUT OPTIONS

(Premiums received $1,213,687)				$(1,031,976)

See Notes to Financial Statements.

4  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Statement of Assets and Liabilities	May 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$55,298,232
Cash	184,885
Receivable for shares sold	2,367,934

Total Assets	57,851,051

LIABILITIES:
Written options, at value (Proceeds $1,213,687)	1,031,976
Payable to adviser	42,088

Total Liabilities	1,074,064

NET ASSETS	$56,776,987

NET ASSETS CONSIST OF:
Paid-in capital	$57,163,331
Accumulated net investment loss	(3,007,007)
Accumulated net realized gain on investments and written option contracts	2,434,929
Net unrealized appreciation on investments and written option contracts	185,734

NET ASSETS	$56,776,987

INVESTMENTS, AT COST	$55,294,209

PRICING OF SHARES
Net Assets	$56,776,987
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,400,002
Net Asset Value, offering and redemption price per share	$23.66

See Notes to Financial Statements.

5  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Statement of Operations	For the Six Months Ended May 31, 2015 (Unaudited)

INVESTMENT INCOME:
Interest	$12,116

Total investment income	12,116

EXPENSES:
Investment adviser fees	239,279

Total Expenses	239,279

NET INVESTMENT LOSS	(227,163)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(1,355,716)
Net realized gain on written option contracts	3,790,645
Net change in unrealized appreciation on investments	4,457
Net change in unrealized depreciation on written option contracts	(188,522)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTION CONTRACTS	2,250,864

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,023,701

See Notes to Financial Statements.

6  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	May 31, 2015	November 30,
	(Unaudited)	2014

OPERATIONS:
Net investment loss	$(227,163)	$(513,141)
Net realized gain on investments and written option contracts	2,434,929	25,634
Net change in unrealized appreciation/(depreciation) on investments and written option contracts	(184,065)	88,672

Net increase/(decrease) in net assets resulting from operations	2,023,701	(398,835)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,291,049)	–
Tax return of capital	–	(5,111,591)

Total distributions	(2,291,049)	(5,111,591)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,096,555	70,217,237
Cost of shares redeemed	(2,333,338)	(40,804,701)

Net increase from share transactions	4,763,217	29,412,536

Net increase in net assets	4,495,869	23,902,110

NET ASSETS:
Beginning of period	52,281,118	28,379,008

End of period*	$56,776,987	$52,281,118

*Including accumulated net investment loss of:	$(3,007,007)	$(488,795)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,200,002	1,100,002
Shares sold	300,000	2,800,000
Shares redeemed	(100,000)	(1,700,000)

Shares outstanding, end of period	2,400,002	2,200,002

See Notes to Financial Statements.

7  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

			For the Period
			February 28,
	For the		2013
	Six Months	For the Year	(Commencement
	Ended	Ended	of Operations)
	May 31, 2015	November 30,	to November 30,
	(Unaudited)	2014	2013

NET ASSET VALUE, BEGINNING OF PERIOD	$23.76	$25.80	$25.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.11)	(0.22)	(0.18)
Net realized and unrealized gain	1.08	0.42	2.50

Total from investment operations	0.97	0.20	2.32

DISTRIBUTIONS:
From net investment income	(1.07)	–	(1.52)
Tax return of capital	–	(2.24)	–

Total distributions	(1.07)	(2.24)	(1.52)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.10)	(2.04)	0.80

NET ASSET VALUE, END OF PERIOD	$23.66	$23.76	$25.80

TOTAL RETURN(b)	4.21%	0.84%	9.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$56,777	$52,281	$28,379

Ratio of expenses to average net assets	0.95%(c)	0.95%	0.95%(c)
Ratio of net investment loss to average net assets	(0. 90%) (c)	(0. 92%)	(0. 92%) (c)
Portfolio turnover rate(d)	0%	0%	0%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

8  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Notes to Financial Statements	May 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the U.S. Equity High Volatility Put Write Index Fund (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the NYSE Arca U.S. Equity High Volatility Put Write IndexSM (the “Underlying Index”). The Underlying Index reflects the performance of a portfolio of exchange-traded put options on highly volatile stocks. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares, at net asset value (“NAV”), in blocks of 100,000 Shares, each of which is called a “Creation Unit.” Creation Units of the Fund are issued and redeemed for cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV is computed by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market. Treasury Bills are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

The Fund’s listed put options are valued at the mean of the most recent bid and ask prices.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale

9  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Notes to Financial Statements	May 31, 2015 (Unaudited)

prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy. Treasury Bills are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading, short-term maturity and liquidity. Listed put options are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading and short-term expiration.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 -	Level 2 - Other	Level 3 - Significant
	Unadjusted Quoted	Significant	Unobservable
Investments in Securities at Value	Prices	Observable Inputs	Inputs	Total

Short Term Investments	$–	$55,298,232	$–	$55,298,232

Total	$–	$55,298,232	$–	$55,298,232

Other Financial Instruments*

Liabilities
Written Option Contracts	$(1,031,976)	–	$–	$(1,031,976)

Total	$(1,031,976)	$–	$–	$(1,031,976)

*	Other financial instruments are instruments not reflected in the Schedule of Investments, such as written options.

10  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Notes to Financial Statements	May 31, 2015 (Unaudited)

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, and any net short-term capital gains are distributed to shareholders following each 60 day period. Any other net income or capital gains will be distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Fund intends to distribute, at the end of each 60-day period out of net investment income and/or net short-term capital gains, an amount of cash equal to 1.5% of the Fund’s net assets at the end of such 60-day period. If the Fund’s net investment income and net short-term capital gains are insufficient to support a 1.5% distribution in any 60-day period, the distribution will be reduced by the amount of the shortfall. As a result of the Fund’s investment strategy, it is not expected that the Fund will have income from long-term capital gains.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

The tax character of the distributions paid was as follows:

	Ordinary Income	Tax Return of Capital

November 30, 2014
U.S. Equity High Volatility Put Write Index Fund	$–	$5,111,591

As of May 31, 2015, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross appreciation (excess of value over tax cost)	$48,860
Gross depreciation (excess of tax cost over value)	(44,837)

Net unrealized appreciation (depreciation)	4,023

Cost of investments for income tax purposes	$55,294,209

The Fund elects to defer to the period ending November 30, 2015, late year ordinary losses in the amount of $488,795.

F. Income Taxes

No provision for income taxes are included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

11  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Notes to Financial Statements	May 31, 2015 (Unaudited)

G. Derivative Instruments and Hedging Activities

The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund’s investment objective permits the Fund to purchase derivative contracts including written options. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral that has been pledged to cover derivative obligations of the Fund and cash collateral received from the counterparty and Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Market Risk Factors: In pursuit of the Fund’s investment objective, the Fund will use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk:  The value of the options sold by the Fund is based on the value of the stocks underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of the stocks underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies. In such event, the value of the options sold by the Fund will likely decline. Additionally, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

The Fund will seek to track the performance of the Underlying Index by selling listed 60-day put options in proportion to their weightings in the Underlying Index. By selling an option, the Fund will receive premiums from the buyer of the option, which will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the option’s underlying stock declines below the strike price, the option will finish in-the-money and the Fund will be required to buy the underlying stock at the strike price, effectively paying the buyer the difference between the strike price and the closing price. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the underlying stock is less than the strike price. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

As the seller of a listed put option, the Fund incurs an obligation to buy the underlying instrument from the purchaser of the option at the option’s strike price, upon exercise by the option purchaser. If a listed put option sold by the Fund is exercised prior to the end of a 60-day period, the Fund will buy the underlying stock at the time of exercise and at the strike price, and will hold the stock until the end of the 60-day period.

Each put option sold by the Fund will be covered through investments in three-month U.S. Treasury bills at least equal to the Fund’s maximum liability under the option (i.e., the strike price). Based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund has requirements to deliver securities as collateral for certain investments. Securities collateral that has been pledged to cover obligations of the Fund is noted on the Schedule of Investments.

Every 60 days, the options included within the Underlying Index are exercised or expire and new option positions are established, and the Fund will enter into new option positions accordingly and sell any underlying stocks it owns as a result of the Fund’s prior option positions having been exercised. This 60-day cycle likely will cause the Fund to have frequent and substantial portfolio turnover. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units”) during a 60-day period, the Fund will sell additional listed put options which will be exercised or expire at the end of such 60-day period. Conversely, if the Fund redeems Shares in Creation Unit size during a 60-day period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Put Option Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying stocks.

Implied Volatility Risk: When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of

12  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Notes to Financial Statements	May 31, 2015 (Unaudited)

the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

Transactions in written option contracts during the six months ended May 31, 2015, were as follows:

	Written Put Options

	Number of Contracts	Premiums

Options outstanding at November 30, 2014	(13,222)	$ 1,557,855
Options written	(41,765)	4,062,680
Options exercised	4,715	(542,252)
Options expired	37,562	(3,787,196)
Options closed	702	(77,400)

Options outstanding at May 31, 2015	(12,008)	1,213,687

Market Value at May 31, 2015		$ (1,031,976)

The effect of derivatives instruments on the Statement of Assets and Liabilities as of May 31, 2015:

	Liability Derivatives

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value

U.S. Equity High Volatility Put Write Index Fund
Equity Contracts (Written Options)	Options written, at value	$1,031,976

		$1,031,976

The effect of derivatives instruments on the Statement of Operations for the six months ended May 31, 2015:

Risk Exposure	Statement of Operations Location	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income

U.S. Equity High Volatility Put Write Index Fund
Equity Contracts (Written Options)	Net realized gain on written option contracts/Net change in unrealized depreciation on written option contracts	$ 3,790,645	$ (188,522)

Total		$ 3,790,645	$ (188,522)

The average written option contracts volume was 13,598 during the six months ended May 31, 2015.

13  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Notes to Financial Statements	May 31, 2015 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.95% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the fees of the Sub-Adviser and the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

Rich Investment Solutions, LLC acts as the Fund’s sub-adviser (“Sub-Adviser”) pursuant to a sub-advisory agreement with the Adviser (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser, on a monthly basis, a portion of the advisory fees it receives from the Fund, on an annual rate of 0.80% of average net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and proceeds from sales of common stock related to exercised written put options were as follows:

Fund	Purchases	Sales

U.S. Equity High Volatility Put Write Index Fund	$ 17,246,663	$ 15,889,726

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund on a cash basis only in Creation Unit size aggregations of 100,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund.

14  |  May 31, 2015

U.S. Equity High Volatility Put Write Index Fund
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

LICENSING AGREEMENT

The U.S. Equity High Volatility Put Write Index Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext or its affiliates (“NYSE Euronext”). NYSE Euronext makes no representation or warranty regarding the advisability of investing in securities generally, in The U.S. Equity High Volatility Put Write Index Fund particularly, or the ability of the NYSE Arca U.S. Equity High Volatility Put Write IndexSM to track general stock market performance.

NYSE EURONEXT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEXSM OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE EURONEXT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOSS OF PROFITS), EVEN IF NOTIFIED OF THE POSSIBLIITY OF SUCH DAMAGES.

15  |  May 31, 2015

HVPW

U.S. Equity High Volatility Put Write Index Fund

The U.S. Equity High Volatility Put Write Index Fund is distributed by ALPS Portfolio Solutions Distributor, Inc.

May 31, 2015

RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

An ALPS Advisors Solution

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Schedule of Investments	4

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes of Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

Additional Information	14

www.alpsfunds.com

RiverFront Strategic Income Fund
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The RiverFront Strategic Income Fund (the “Fund”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors.

Performance Overview

The Fund performed relatively well during the six-month period from December 1, 2014 through May 31, 2015. Over the six months, the Fund’s market return was 2.61% (2.53% at NAV) vs. 1.09% for the Barclays U.S. Aggregate Bond Index. During this time period the Fund was comprised entirely of shorter maturity high-yield bonds. The duration of the Fund was much shorter than that of the Barclays U.S. Aggregate Index (about 3.0 years vs. 5.6 years), which was advantageous during a period of slightly higher long-term rates and sharply lower short-term rates. Risk premiums for short-term high yield bonds were relatively unchanged over the six months, but the portfolio’s higher average credit quality was beneficial as the lower rated sectors of the high yield market underperformed. We believe that short-term high yield bonds remain relatively attractive on a yield per unit of duration basis, compared to other sectors of the bond market.

Performance (as of May 31, 2015)

	6 Months	1 Year	Since Inception^
RiverFront Strategic Income Fund – NAV	2.53%	2.72%	5.16%
RiverFront Strategic Income Fund – Market Price*	2.61%	2.48%	5.21%
Barclays U.S. Aggregate Bond Index	1.09%	3.03%	4.11%

Total Expense Ratio (per the current prospectus) 0.22%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of  days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on October 8, 2013.

*	Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years. The duration number is a calculation involving present value, yield, coupon, final maturity and call features. The bigger the duration number, the greater the interest-rate risk or reward for bond prices. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

Barclays U.S. Aggregate Bond Index - An unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Strategic Income Fund is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the RiverFront Strategic Income Fund.

1  |  May 31, 2015

RiverFront Strategic Income Fund
Performance Overview	May 31, 2015 (Unaudited)

Top 10 Holdings* (as of May 31, 2015)

AES Corp., Sr. Unsec.	3.33%
Windstream Corp., Sr. Unsec.	3.29%
CenturyLink, Inc., Sr. Unsec., Series V	3.16%
NRG Energy, Inc., Sr. Unsec.	3.14%
Case New Holland Industrial, Inc., Sr. Unsec.	3.07%
ArcelorMittal, Sr. Unsec.	3.00%
HJ Heinz Co., Second Lien	3.00%
WESCO Distribution, Inc., Sr. Unsec.	2.96%
Flextronics International, Ltd., Sr. Unsec.	2.94%
Graphic Packaging International, Inc., Sr. Unsec.	2.91%
Total % of Top 10 Holdings	30.80%

*	% of Total Investments.

Future holdings are subject to change.

Asset Allocation* (as of May 31, 2015)

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2015

RiverFront Strategic Income Fund
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs:(1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held though May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expense Ratio(a)	Expenses Paid During Period 12/1/14 - 5/31/15(b)
Actual	$ 1,000.00	$ 1,025.30	0.22%	$1.11
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.83	0.22%	$1.11

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of  days in the most recent fiscal half year (182), divided by 365.

3  |  May 31, 2015

RiverFront Strategic Income Fund
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS (98.20%)
Consumer Discretionary (16.51%)
Autonation, Inc., Sr. Unsec.
6.75%, 04/15/2018	$2,450,000	$2,751,597
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec.
4.88%, 11/15/2017	8,285,000	8,544,155
Cablevision Systems Corp., Sr. Unsec.
8.63%, 09/15/2017	7,136,000	7,929,880
CSC Holdings LLC, Sr. Unsec.
7.88%, 02/15/2018	4,000,000	4,450,000
DISH DBS Corp., Sr. Unsec.
4.25%, 04/01/2018	10,558,000	10,874,740
7.88%, 09/01/2019	2,000,000	2,265,000
General Motors Financial Co., Inc., Sr. Unsec.
4.75%, 08/15/2017	3,067,000	3,243,944
Lamar Media Corp., Sr. Sub.
5.88%, 02/01/2022	13,221,000	14,014,260
Lear Corp., Sr. Unsec.
4.75%, 01/15/2023	12,890,000	13,115,575
MGM Resorts International, Sr. Unsec.
7.63%, 01/15/2017	13,228,000	14,269,705
Service Corp. International, Sr. Unsec.
5.38%, 01/15/2022	1,293,000	1,383,510

Total Consumer Discretionary		82,842,366

Consumer Staples (6.53%)
Constellation Brands, Inc., Sr. Unsec.
3.88%, 11/15/2019	7,000,000	7,183,750
3.75%, 05/01/2021	5,250,000	5,295,938
HJ Heinz Co., Second Lien
4.25%, 10/15/2020	14,538,000	14,892,363
Smithfield Foods, Inc., Sr. Unsec.
7.75%, 07/01/2017	4,850,000	5,371,375

Total Consumer Staples		32,743,426

Energy (10.00%)
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec.
6.13%, 07/15/2022	13,093,000	14,096,775
Chesapeake Energy Corp., Sr. Unsec.
6.50%, 08/15/2017	1,700,000	1,806,250
3.53%, 04/15/2019(a)	4,700,000	4,570,750
Concho Resources, Inc., Sr. Unsec.
6.50%, 01/15/2022	4,434,000	4,677,870

Security Description	Principal Amount	Value

Energy (continued)
Continental Resources, Inc., Sr. Unsec.
5.00%, 09/15/2022	$13,877,000	$13,859,654
Newfield Exploration Co., Sr. Unsec.
5.75%, 01/30/2022	7,900,000	8,374,000
Tesoro Corp., Sr. Unsec.
5.38%, 10/01/2022	1,675,000	1,758,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Sr. Unsec.
5.88%, 10/01/2020	1,000,000	1,052,000

Total Energy		50,196,049

Financials (5.05%)
Ally Financial, Inc., Sr. Unsec.
5.50%, 02/15/2017	8,033,000	8,414,568
CIT Group, Inc., Sr. Unsec.
4.25%, 08/15/2017	12,725,000	13,043,125
Corrections Corp., Sr. Unsec.
4.13%, 04/01/2020	3,797,000	3,872,940

Total Financials		25,330,633

Health Care (12.94%)
CHS/Community Health Systems, Inc., First Lien
5.13%, 08/15/2018	11,420,000	11,776,875
DaVita HealthCare Partners, Inc., Sr. Unsec.
5.75%, 08/15/2022	11,400,000	12,169,500
Fresenius Medical Care US Finance II, Inc., Sr. Unsec.
5.63%, 07/31/2019(b)	12,185,000	13,296,881
HCA, Inc., First Lien
6.50%, 02/15/2020	11,803,000	13,204,606
Tenet Healthcare Corp., First Lien
6.25%, 11/01/2018	12,267,000	13,393,970
Valeant Pharmaceuticals International, Sr. Unsec.
6.75%, 08/15/2018(b)	1,000,000	1,058,750

Total Health Care		64,900,582

Industrials (13.41%)
ADT Corp., Sr. Unsec.
2.25%, 07/15/2017	11,300,000	11,215,250
Aircastle, Ltd., Sr. Unsec.
6.75%, 04/15/2017	10,637,000	11,461,368
Bombardier, Inc., Sr. Unsec.
7.50%, 03/15/2018(b)	1,550,000	1,641,063
Case New Holland Industrial, Inc., Sr. Unsec.
7.88%, 12/01/2017	13,705,000	15,229,680

See Notes to Financial Statements.

4  |  May 31, 2015

RiverFront Strategic Income Fund
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Industrials (continued)
United Rentals North America, Inc., Sr. Unsec.
7.38%, 05/15/2020	$12,050,000	$13,044,125
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 12/15/2021	14,350,000	14,708,750

Total Industrials		67,300,236

Information Technology (2.91%)
Flextronics International, Ltd., Sr. Unsec.
4.63%, 02/15/2020	13,821,000	14,581,155

Total Information Technology		14,581,155

Materials (15.39%)
ArcelorMittal, Sr. Unsec.
6.13%, 06/01/2018	2,900,000	3,117,500
6.00%, 08/05/2020(c)	11,171,000	11,799,368
Ball Corp., Sr. Unsec.
5.00%, 03/15/2022	13,563,000	14,003,798
Celanese US Holdings LLC, Sr. Unsec.
5.88%, 06/15/2021	3,500,000	3,815,000
The Chemours Co., Sr. Unsec.
6.63%, 05/15/2023(b)	3,000,000	3,052,500
Graphic Packaging International, Inc., Sr. Unsec.
4.75%, 04/15/2021	8,915,000	9,293,887
4.88%, 11/15/2022	5,000,000	5,150,000
Huntsman Intl LLC, Sr. Unsec.
4.88%, 11/15/2020	14,138,000	14,420,760
United States Steel Corp., Sr. Unsec.
6.05%, 06/01/2017	8,026,000	8,447,365
7.00%, 02/01/2018	3,810,000	4,138,613

Total Materials		77,238,791

Telecommunication Services (9.06%)
CenturyLink, Inc., Sr. Unsec., Series V
5.63%, 04/01/2020	15,000,000	15,712,500
Frontier Communications Corp., Sr. Unsec.
8.25%, 04/15/2017	12,225,000	13,401,656
Windstream Corp., Sr. Unsec.
7.88%, 11/01/2017	15,094,000	16,320,388

Total Telecommunication Services		45,434,544

Utilities (6.40%)
AES Corp., Sr. Unsec.
8.00%, 06/01/2020	14,065,000	16,526,375

Security Description		Principal Amount	Value

Utilities (continued)
NRG Energy, Inc., Sr. Unsec.
7.63%, 01/15/2018		$ 13,950,000	$15,582,150

Total Utilities			32,108,525

TOTAL CORPORATE BONDS
(Cost $489,413,281)			492,676,307

Security Description	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.81%)
Dreyfus Treasury Prime Cash Management, Institutional Shares	0.000% (d)	4,086,268	4,086,268

TOTAL SHORT TERM INVESTMENTS
(Cost $4,086,268)			4,086,268

TOTAL INVESTMENTS (99.01%)
(Cost $493,499,549)			$496,762,575

NET OTHER ASSETS AND LIABILITIES (0.99%)			4,967,624

NET ASSETS (100.00%)			$501,730,199

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at May 31, 2015.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of  1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $19,049,194, representing 3.80% of net assets.

(c)	Represents a step bond. Rate disclosed is as of May 31, 2015.
(d)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

Sr. - Senior.

Sub. - Subordinated.

Unsec. - Unsecured.

See Notes to Financial Statements.

5  |  May 31, 2015

RiverFront Strategic Income Fund
Statement of Assets and Liabilities	May 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$496,762,575
Receivable for investments sold	1,587,238
Receivable for shares sold	5,761
Interest receivable	7,201,078

Total Assets	505,556,652

LIABILITIES:
Payable for investments purchased	3,733,745
Payable to adviser	92,708

Total Liabilities	3,826,453

NET ASSETS	$501,730,199

NET ASSETS CONSIST OF:
Paid-in capital	$498,215,271
Accumulated net investment income	29,718
Accumulated net realized gain on investments	222,184
Net unrealized appreciation on investments	3,263,026

NET ASSETS	$501,730,199

INVESTMENTS, AT COST	$493,499,549

PRICING OF SHARES
Net Assets	$501,730,199
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	19,900,002
Net Asset Value, offering and redemption price per share	$25.21

See Notes to Financial Statements.

6  |  May 31, 2015

RiverFront Strategic Income Fund
Statement of Operations	For the Six Months Ended May 31, 2015

INVESTMENT INCOME:
Interest	$7,942,987

Total Investment Income	7,942,987

EXPENSES:
Investment adviser and sub-adviser fees (note 3)	983,223

Total Expenses	983,223
Less fees waived/reimbursed by sub-adviser (note 3)	(512,986)

Net Expenses	470,237

NET INVESTMENT INCOME	7,472,750

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(5,945)
Net change in unrealized appreciation on investments	3,240,599

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,234,654

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 10,707,404

See Notes to Financial Statements.

7  |  May 31, 2015

RiverFront Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

OPERATIONS:
Net investment income	$7,472,750	$9,041,406
Net realized gain/(loss) on investments	(5,945)	396,073
Net change in unrealized appreciation/(depreciation) on investments	3,240,599	(454,991)

Net increase in net assets resulting from operations	10,707,404	8,982,488

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,474,296)	(9,145,080)

Total distributions	(7,474,296)	(9,145,080)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	134,366,106	294,599,065
Shares redeemed	(4,934,170)	(22,473,663)

Net increase from share transactions	129,431,936	272,125,402

Net increase in net assets	132,665,044	271,962,810

NET ASSETS:
Beginning of period	369,065,155	97,102,345

End of period*	$501,730,199	$369,065,155

*Including accumulated net investment income of:	$29,718	$31,264

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	14,750,002	3,900,002
Shares sold	5,350,000	11,750,000
Shares redeemed	(200,000)	(900,000)

Shares outstanding, end of period	19,900,002	14,750,002

See Notes to Financial Statements.

8  |  May 31, 2015

RiverFront Strategic Income Fund
Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014	For the Period October 8, 2013 (Commencement) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$25.02	$24.90	$24.42

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.83	0.11
Net realized and unrealized gain	0.18	0.11	0.40

Total from investment operations	0.62	0.94	0.51

DISTRIBUTIONS:
From net investment income	(0.43)	(0.82)	(0.03)

Total distributions	(0.43)	(0.82)	(0.03)

NET INCREASE IN NET ASSET VALUE	0.19	0.12	0.48

NET ASSET VALUE, END OF PERIOD	$25.21	$25.02	$24.90

TOTAL RETURN(b)	2.53%	3.80%	2.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$501,730	$369,065	$97,102

Ratio of expenses excluding waiver/reimbursement to average net assets	0.46%(c)	0.46%	0.46%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.22%(c)	0.22%	0.22%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	3.50%(c)	3.30%	3.28%(c)
Portfolio turnover rate(d)	10%	27%	0%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover rate is not annualized.

See Notes to Financial Statements.

9  |  May 31, 2015

RiverFront Strategic Income Fund
Notes to Financial Statements	May 31, 2015 (Unaudited)

1.  ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the RiverFront Strategic Income Fund (the “Fund”). The investment objective of the Fund is to seek total return, with an emphasis on income as the source of that total return.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

Fixed-income obligations having a remaining maturity of greater than 60 days are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

10  |  May 31, 2015

RiverFront Strategic Income Fund
Notes to Financial Statements	May 31, 2015 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$–	$492,676,307	$–	$492,676,307
Short Term Investments	4,086,268	–	–	4,086,268

TOTAL	$4,086,268	$492,676,307	$–	$496,762,575

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the year ended May 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

11  |  May 31, 2015

RiverFront Strategic Income Fund
Notes to Financial Statements	May 31, 2015 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

The tax character of the distributions paid was as follows:

Ordinary Income

November 30, 2014
RiverFront Strategic Income Fund	$9,145,080

As of May 31, 2015, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

RiverFront Strategic Income Fund

Gross appreciation (excess of value over tax cost)	$4,045,274
Gross depreciation (excess of tax cost over value)	(784,725)

Net unrealized appreciation (depreciation)	3,260,549

Cost of investments for income tax purposes	$493,502,026

The differences between book-basis and tax-basis are due to the deferral of losses from wash sales.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3.  INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides equal to 0.22% of the Fund’s average daily net assets.

Out of the advisory fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

RiverFront Investment Group, LLC acts as the Fund’s sub-adviser (“Sub-Adviser”) pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Fund pays the Sub-Adviser a sub-advisory fee for the services it provides,

12  |  May 31, 2015

RiverFront Strategic Income Fund
Notes to Financial Statements	May 31, 2015 (Unaudited)

payable on a monthly basis at the annual rate of 0.24% of the Fund’s average daily net assets. However, the Sub-Adviser has agreed to waive all of its sub-advisory fee until at least March 31, 2016. This waiver may only be terminated by the Fund’s Board (and not by the Fund’s Sub-Adviser) prior to such date.

The Fund’s total annual management fees of 0.46% consists of 0.22% paid to the Fund’s adviser and a fee of 0.24% paid to the Fund’s sub-adviser.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4.  PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales

RiverFront Strategic Income Fund	$86,113,987	$42,326,429

For the six months ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

RiverFront Strategic Income Fund	$98,413,138	$2,378,125

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5.  CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

13  |  May 31, 2015

RiverFront Strategic Income Fund
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION (UNAUDITED)

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the RiverFront Strategic Income Fund will designate $24,726 as long-term capital gain distributions for the year ending November 30, 2015.

14  |  May 31, 2015

Page Intentionally Left Blank

SEMI-ANNUAL REPORT | May 31, 2015

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the ETF.

May 31, 2015

ALPS Medical Breakthroughs ETF (NYSE ARCA: SBIO)

An ALPS Advisors Solution

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Schedule of Investments	4

Statement of Assets & Liabilities	7

Statement of Operations	8

Statement of Changes In Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Additional Information	15

Board Considerations Regarding Approval of Investment Advisory Agreement	16

www.alpsfunds.com

ALPS Medical Breakthroughs ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

ALPS Medical Breakthroughs ETF (the “Fund”) employs a “passive management” – or indexing – investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Poliwogg Medical Breakthroughs IndexSM (the “Underlying Index”).

The Underlying Index is comprised of small- and mid-cap stocks of biotechnology and pharmaceutical companies that have one or more drugs in either Phase II or Phase III U.S. Food and Drug Administration (“FDA”) clinical trials. In a Phase II trial, the drug is administered to a group of 100-300 people to see if it is effective and to evaluate its safety. In a Phase III trial, the drug is given to a larger group, between 500-3,000 people, to confirm its effectiveness, monitor side effects, compare it to commonly used treatments and collect information that will allow the drug or treatment to be used safely. Stocks selected for inclusion in the Underlying Index must be listed on a U.S. stock exchange. Underlying Index constituents must have a market capitalization of no less than $200 million and no more than $5 billion. Stocks included in the Underlying Index must also sustain an average daily trading volume in excess of $1 million for the 90-day period preceding an Underlying Index reconstitution. Constituents must be able to sustain the monthly rates at which they use shareholder capital (“cash burn rates”) for at least 24 months. The Underlying Index is reconstituted semi-annually on the third Fridays of June and December.

Growth Of $10,000 (as of May 31, 2015)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance (as of May 31, 2015)

Since Inception^
ALPS Medical Breakthroughs ETF - NAV	37.46%
ALPS Medical Breakthroughs ETF - Market Price*	37.54%
Poliwogg Medical Breakthroughs Total Return Index	37.72%

Total Expense Ratio (per the current prospectus) 0.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.844.234.5852.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in

1  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Performance Overview	May 31, 2015 (Unaudited)

the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on December 31, 2014. Total return for a period of less than one year is not annualized.
*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

Poliwogg Medical Breakthroughs Total Return Index is designed to capture research and development opportunities in the pharmaceutical industry. PMBI consists of small-cap and mid-cap pharmaceutical and biotechnology stocks listed on U.S. stock exchanges that have one or more drugs in either Phase II or Phase III U.S. FDA clinical trials. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

Companies in the pharmaceuticals and biotechnology industry may be subject to extensive litigation based on product liability and similar claims. Legislation introduced or considered by certain governments on such industries or on the healthcare sector cannot be predicted.

Companies in the pharmaceuticals industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the pharmaceuticals industry are subject to government approvals, regulation and reimbursement rates. The process of obtaining government approvals may be long and costly. Many companies in the pharmaceuticals industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The development of new drugs generally has a high failure rate, and such failures may negatively impact the stock price of the company developing the failed drug. Biotechnology companies may have persistent losses during a new product’s transition from development to production. In order to fund operations, biotechnology companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Medical Breakthroughs ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the ALPS Medical Breakthroughs ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with S-Network Global Indexes, Inc.

Top Ten Holdings* (as of May 31, 2015)

Synageva BioPharma Corp.	6.83%
Bluebird Bio, Inc.	5.48%
Seattle Genetics, Inc.	4.62%
Receptos, Inc.	4.42%
Akorn, Inc.	4.28%
Horizon Pharma Plc	4.25%
ACADIA Pharmaceuticals, Inc.	3.56%
Neurocrine Biosciences, Inc.	3.17%
Dyax Corp.	3.11%
Impax Laboratories, Inc.	2.90%
Total % of Top 10 Holdings	42.62%

*	% of Total Investments

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2015)

2  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expense Ratio(a)	Expenses Paid During Period 12/1/14 - 5/31/15(b)
ALPS Medical Breakthroughs ETF
Actual(c)	$1,000.00	$1,374.60	0.50%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

(c)	Actual expenses paid during the period are based on the commencement of operations date of December 31, 2014.

3  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.02%)
Biotechnology (76.20%)
ACADIA Pharmaceuticals, Inc.(a)	65,834	$2,712,361
Acceleron Pharma, Inc.(a)	21,283	717,876
Achillion Pharmaceuticals, Inc.(a)	74,068	732,533
Acorda Therapeutics, Inc.(a)	28,093	856,275
Adamas Pharmaceuticals, Inc.(a)	11,300	203,287
Aegerion Pharmaceuticals, Inc.(a)	18,764	365,523
Akebia Therapeutics, Inc.(a)	13,421	105,489
Alder Biopharmaceuticals, Inc.(a)	24,289	1,032,768
Anacor Pharmaceuticals, Inc.(a)	28,307	2,016,024
Applied Genetic Technologies Corp.(a)	10,831	217,162
Arena Pharmaceuticals, Inc.(a)	161,222	632,796
Bluebird Bio, Inc.(a)	21,487	4,173,850
Cara Therapeutics, Inc.(a)	15,031	143,095
Celldex Therapeutics, Inc.(a)	63,905	1,844,937
Chimerix, Inc.(a)	26,130	1,093,540
Clovis Oncology, Inc.(a)	22,433	2,073,706
Dyax Corp.(a)	90,016	2,371,021
Dynavax Technologies Corp.(a)	17,348	395,014
Emergent Biosolutions, Inc.(a)	25,021	797,169
Enanta Pharmaceuticals, Inc.(a)	12,327	503,928
Halozyme Therapeutics, Inc.(a)	82,739	1,435,522
ImmunoGen, Inc.(a)	56,819	510,235
Insmed, Inc.(a)	32,772	719,018
Karyopharm Therapeutics, Inc.(a)	23,519	633,131
Keryx Biopharmaceuticals, Inc.(a)	66,717	693,857
KYTHERA Biopharmaceuticals, Inc.(a)	14,960	753,535
Ligand Pharmaceuticals, Inc.(a)	12,919	1,138,293
MacroGenics, Inc.(a)	19,611	634,416
MannKind Corp.(a)	267,711	1,386,743
Merrimack Pharmaceuticals, Inc.(a)	69,870	824,466
Neurocrine Biosciences, Inc.(a)	55,041	2,414,098
OncoMed Pharmaceuticals, Inc.(a)	19,683	490,500
Ophthotech Corp.(a)	22,203	1,110,594
Osiris Therapeutics, Inc.(a)	22,646	421,216
PDL BioPharma, Inc.	107,396	717,405
Portola Pharmaceuticals, Inc.(a)	32,091	1,342,046
Progenics Pharmaceuticals, Inc.(a)	45,899	258,411
PTC Therapeutics, Inc.(a)	22,175	1,288,146
Receptos, Inc.(a)	20,429	3,368,538
Rigel Pharmaceuticals, Inc.(a)	57,932	202,183
Sage Therapeutics, Inc.(a)	17,019	1,274,212
Seattle Genetics, Inc.(a)	81,752	3,522,694
Synageva BioPharma Corp.(a)	24,388	5,204,643
TESARO, Inc.(a)	25,685	1,509,251
Threshold Pharmaceuticals, Inc.(a)	46,677	181,573
Ultragenyx Pharmaceutical, Inc.(a)	22,994	2,000,478
Verastem, Inc.(a)	21,871	189,184
Versartis, Inc.(a)	18,833	292,665
Zafgen, Inc.(a)	17,245	561,497

Total Biotechnology		58,066,904

4  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description		Shares	Value

Pharmaceuticals (23.82%)
AcelRx Pharmaceuticals, Inc.(a)		29,038	$101,633
Aerie Pharmaceuticals, Inc.(a)		15,828	176,166
Akorn, Inc.(a)		71,156	3,266,060
Alimera Sciences, Inc.(a)		29,229	123,639
BioDelivery Sciences International, Inc.(a)		33,843	288,342
Depomed, Inc.(a)		39,300	819,798
Endocyte, Inc.(a)		27,523	167,064
Horizon Pharma Plc(a)		100,008	3,243,259
Impax Laboratories, Inc.(a)		47,070	2,212,761
The Medicines Co.(a)		43,205	1,225,294
Pacira Pharmaceuticals, Inc.(a)		23,910	1,870,001
POZEN, Inc.(a)		21,167	136,527
Repros Therapeutics, Inc.(a)		16,019	115,497
Revance Therapeutics, Inc.(a)		15,653	400,717
SciClone Pharmaceuticals, Inc.(a)		33,503	310,238
Sucampo Pharmaceuticals, Inc., Class A(a)		29,264	474,955
Supernus Pharmaceuticals, Inc.(a)		28,327	402,810
Theravance Biopharma, Inc.(a)		21,265	296,647
Theravance, Inc.		76,678	1,295,858
VIVUS, Inc.(a)		68,549	173,429
XenoPort, Inc.(a)		41,068	244,765
ZS Pharma, Inc.(a)		13,736	803,556

Total Pharmaceuticals			18,149,016

TOTAL COMMON STOCKS
(Cost $66,411,005)			76,215,920

RIGHTS (0.00%)(b)
Biotechnology (0.00%)(b)
Prosensa Holding NV - CVR(a)		3,423	3,081

Total Biotechnology			3,081

TOTAL RIGHTS
(Cost $3,697)			3,081

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.01%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (c)	5,818	5,818

Total Money Market Fund			5,818

TOTAL SHORT TERM INVESTMENTS
(Cost $5,818)			5,818

TOTAL INVESTMENTS (100.03%)
(Cost $66,420,520)			$76,224,819

NET LIABILITIES LESS OTHER ASSETS (-0.03%)			(27,704)

NET ASSETS (100.00%)			$76,197,115

5  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Schedule of Investments	May 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	Less than 0.005% of Net Assets.
(c)	Less than 0.0005%.

Common Abbreviations:

CVR - Contingent Value Rights.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company.

See Notes to Financial Statements.

6  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Statement of Assets and Liabilities	May 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$76,224,819

Total Assets	76,224,819

LIABILITIES:
Payable to adviser	27,704

Total Liabilities	27,704

NET ASSETS	$76,197,115

NET ASSETS CONSIST OF:
Paid-in capital	$66,092,596
Accumulated net investment loss	(60,335)
Accumulated net realized gain on investments	360,555
Net unrealized appreciation on investments	9,804,299

NET ASSETS	$76,197,115

INVESTMENTS, AT COST	$66,420,520

PRICING OF SHARES
Net Assets	$76,197,115
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,250,002
Net Asset Value, offering and redemption price per share	$33.87

See Notes to Financial Statements.

7  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Statement of Operations	For the Period December 31, 2014 (Commencement of Operations)
to May 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends	$17,337

Total Investment Income	17,337

EXPENSES:
Investment adviser fees	77,672

Total Expense	77,672

NET INVESTMENT LOSS	(60,335)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	360,555
Net change in unrealized appreciation on investments	9,804,299

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	10,164,854

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,104,519

See Notes to Financial Statements.

8  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Statement of Changes in Net Assets

For the Period December 31, 2014 (Commencement of Operations) to May 31, 2015 (Unaudited)

OPERATIONS:
Net investment loss	$(60,335)
Net realized gain on investments	360,555
Net change in unrealized appreciation on investments	9,804,299

Net increase in net assets resulting from operations	10,104,519

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	67,592,146
Cost of shares redeemed	(1,499,550)

Net increase from capital share transactions	66,092,596

Net increase in net assets	76,197,115

NET ASSETS:
Beginning of period	–

End of period *	$76,197,115

*Including accumulated net investment loss of:	$(60,335)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	2,300,002
Shares redeemed	(50,000)

Shares outstanding, end of period	2,250,002

See Notes to Financial Statements.

9  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Financial Highlights	For a Share Outstanding Throughout the Period Presented

For the Period December 31, 2014 (Commencement of Operations) to May 31, 2015 (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$24.64

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.05)
Net realized and unrealized gain	9.28

Total from investment operations	9.23

Net increase in net asset value	9.23

NET ASSET VALUE, END OF PERIOD	$33.87

TOTAL RETURN(b)	37.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$76,197

Ratio of expenses to average net assets	0.50%(c)
Ratio of net investment loss to average net assets	(0.39)%(c)
Portfolio turnover rate(d)	11%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

10  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Medical Breakthroughs ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the Poliwogg Medical Breakthroughs IndexSM (the “Underlying Index”). The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund commenced operations on December 31, 2014.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

11  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$76,215,920	$–	$–	$76,215,920
Rights	–	3,081	–	3,081
Short Term Investments	5,818	–	–	5,818

TOTAL	$76,221,738	$3,081	$–	$76,224,819

* For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ending May 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Other Risks

Equity Risk: A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

12  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

Small- and Mid- Capitalization Company Risk: Investments in securities of small and mid-capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Concentration Risk: The Fund seeks to track the Underlying Index, which itself currently is concentrated in the pharmaceuticals and biotechnology industries and may have concentration in certain other industries or sectors, as well as regions, economies or markets. Underperformance or increased risk in such other concentrated areas may result in underperformance or increased risk in the Fund.

Non-Correlation Risk: The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions. Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

E. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

F. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

As of May 31, 2015, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Medical Breakthroughs ETF

Gross appreciation (excess of value over tax cost)	$11,871,178
Gross depreciation (excess of tax cost over value)	(2,457,004)

Net unrealized appreciation (depreciation)	$9,414,174

Cost of investments for income tax purposes	$66,810,645

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

13  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Notes to Financial Statements	May 31, 2015 (Unaudited)

As of and during the period ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Being that the Fund commenced operations on December 30, 2014, no tax returns have been filed as of the date of this report.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the licensing fees to the Index provider, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales

ALPS Medical Breakthroughs ETF	$4,124,108	$5,079,684

For the period ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

ALPS Medical Breakthroughs ETF	$67,554,744	$545,020

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

14  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

LICENSING AGREEMENT

The Poliwogg Medical Breakthroughs IndexSM is a service mark of S-Network Global Indexes, Inc. and has been licensed for use by ALPS Advisors, Inc. The ALPS Medical Breakthroughs ETF is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. and S-Network Global Indexes, Inc. makes no representation regarding the advisability of investing in the ALPS Medical Breakthroughs ETF.

The ALPS Medical Breakthroughs ETF is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of the ALPS Medical Breakthroughs ETF or any member of the public regarding the advisability of investing in securities generally or in the ALPS Medical Breakthroughs ETF particularly or the ability of the Poliwogg Medical Breakthroughs IndexSM to track general stock market performance. S&P’s and its third party licensor’s only relationship to S-Network Global Indexes, LLC is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Poliwogg Medical Breakthroughs IndexSM. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the ALPS Medical Breakthroughs ETF or the timing of the issuance or sale of the ALPS Medical Breakthroughs ETF or in the determination or calculation of the equation by which the ALPS Medical Breakthroughs ETF is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the ALPS Medical Breakthroughs ETF.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE POLIWOGG MEDICAL BREAKTHROUGHS INDEXSM OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s®, and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by S-Network Global Indexes, LLC.

15  |  May 31, 2015

ALPS Medical Breakthroughs ETF
Board Considerations Regarding Approval of Investment Advisory Agreement	May 31, 2015 (Unaudited)

At an in-person meeting held on December 16, 2014 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “1940 Act”) (the “Independent Trustees”), evaluated a proposal to approve the Advisory Agreement (the “SBIO ETF Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (the “Adviser”) with respect to the ALPS Medical Breakthroughs ETF (the “SBIO ETF”). The Independent Trustees also met separately to consider the SBIO ETF Advisory Agreement.

In evaluating the SBIO ETF Advisory Agreement, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the SBIO ETF under the SBIO ETF Advisory Agreement, (ii) the advisory fees and other expenses proposed to be paid by the SBIO ETF compared to those of similar funds managed by other investment advisers (ii) the expected profitability to the Investment Adviser of its proposed advisory relationships with the SBIO ETF and reasonableness of compensation to the Adviser; (iii) the extent to which economies of scale would be realized if and as the SBIO ETF assets increase and whether the fee level in the SBIO ETF Advisory Agreement reflects these economies of scale; and (iv) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the SBIO ETF Advisory Agreement, the Independent Trustees considered and reviewed information concerning the services proposed to be provided under the SBIO ETF Advisory Agreement, the proposed investment parameters of the index for the SBIO ETF, financial information regarding the Adviser, its parent company, information describing the Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of the SBIO ETF, the anticipated financial support of the SBIO ETF, and the nature and quality of services provided to other ETFs, open-end and closed-end funds by the Adviser. Based upon their review, the Independent Trustees concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the SBIO ETF are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the SBIO ETF as well as the fact that the Adviser agreed to pay all of the SBIO ETF’s expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary advisory fee. Based on its review, the Trustees concluded that the expected profitability of the SBIO ETF to the Adviser was not unreasonable.

The Independent Trustees also reviewed comparative fee and expense data provided by Strategic Insight regarding the SBIO ETF. The Independent Trustees noted the services to be provided by the Adviser for the annual advisory fee of 0.50% of the average daily net assets for the SBIO ETF. The Independent Trustees also considered that the advisory fee was a unitary one and that, as set forth above, the Adviser had agreed to pay all of the SBIO ETF’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the SBIO ETF’s business) out of the unitary fee. The Independent Trustees considered that, taking into account the impact of the SBIO ETF’s unitary advisory fee, the SBIO ETF’s expense ratio was expected to be slightly higher but close to the median of the Strategic peer group. In evaluating the reasonableness of the fee, the Independent Trustees considered, among other things, the uniqueness of the SBIO ETF’s index and the fees charged by the index provider for licensing its index. Based on the foregoing and the other information available to them, the Independent Trustees concluded that the advisory fees for the SBIO ETF were reasonable under the circumstances and in light of the quality of services provided.

The Independent Trustees also considered other benefits that may be realized by the Adviser from its relationships with the SBIO ETF such as the Adviser will benefit in that it will receive investment advisory fees from the SBIO ETF based on the SBIO ETF’s average daily net assets and the SBIO ETF will benefit in that it will receive professional portfolio management services from the Adviser. The Independent Trustees concluded that the advisory fee was reasonable taking in account such benefits.

The Independent Trustees considered the extent to which economies of scale would be realized as the SBIO ETF grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of SBIO ETF’s investors. Because the SBIO ETF is newly organized, the Independent Trustees reviewed the SBIO ETF proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when the SBIO ETF had attracted assets.

In voting to approve the SBIO ETF Advisory Agreement, the Independent Trustees, concluded that the terms of the SBIO ETF Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

16  |  May 31, 2015

SEMI-ANNUAL REPORT | May 31, 2015
This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.
ALPS Portfolio Solutions Distributor, Inc., distributor for the ETF.

May 31, 2015

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)

ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)

ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)

An ALPS Advisors Solution

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	7

Financial Statements

Schedule of Investments

Sector Dividend Dogs ETF	8

International Sector Dividend Dogs ETF	10

Emerging Sector Dividend Dogs	12

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets

Sector Dividend Dogs ETF	16

International Sector Dividend Dogs ETF	17

Emerging Sector Dividend Dogs	18

Financial Highlights	19

Notes to Financial Statements	22

Additional Information	27

www.alpsfunds.com

ALPS Sector Dividend Dogs ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The ALPS Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index (the “Index”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol SDOG. The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index.

The Index is a rules based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S&P 500® (“SPX”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S&P 500® which offer the highest dividend yields.

Performance (as May 31, 2015)

	6 Months	1 Year	Since Inception^
ALPS Sector Dividend Dogs ETF – NAV	0.43%	7.68%	19.89%
ALPS Sector Dividend Dogs ETF – Market Price*	0.40%	7.68%	19.90%
S-Network® Sector Dividend Dogs TR Index	0.61%	8.15%	20.46%
S&P 500® Total Return Index	2.97%	11.81%	18.61%

Total Expense Ratio (per the current prospectus) 0.40%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of  days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 29, 2012.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Sector Dividend Dogs Index is designed to serve as a fair, impartial and transparent measure of the performance of US large cap equities with above average dividend yields. The Index is a portfolio of fifty stocks derived from the S&P 500® Index. Total Return (TR) is obtained  by reinvesting in the index the ordinary gross dividends declared by the index constituents.

The S&P 500® Total Return Index is an index of 500 stocks chosen for market size, liquidity and industry grouping among other factors.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The ALPS Sector Dividend Dogs ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount  invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the ETF.

1  |  May 31, 2015

ALPS Sector Dividend Dogs ETF
Performance Overview	May 31, 2015 (Unaudited)

Top 10 Holdings* (as of May 31, 2015)

Transocean, Ltd.	2.70%
Kraft Foods Group, Inc.	2.67%
Noble Corp. Plc	2.41%
LyondellBasell Industries NV, Class A	2.35%
Ensco Plc, Class A	2.24%
Diamond Offshore Drilling, Inc.	2.21%
Eli Lilly & Co.	2.20%
The Dow Chemical Co.	2.16%
Reynolds American, Inc.	2.14%
PPL Corp.	2.13%
Total % of Top 10 Holdings	23.21%

*	% of Total Investments.

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2015)

Energy	11.57%
Consumer Staples	10.94%
Materials	10.43%
Health Care	10.19%
Utilities	9.99%
Financials	9.97%
Industrials	9.78%
Consumer Discretionary	9.78%
Information Technology	9.68%
Telecommunication Services	7.28%
Money Market Funds	0.39%
Total	100.00%

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2015

ALPS International Sector Dividend Dogs ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The ALPS International Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index (the “Index”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol IDOG. The Fund generally will invest in all of the securities that comprise the index in proportion to their weightings in the index.

The Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Net International Developed Markets (ex-Americas) Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S-Net Developed Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S-Net Developed Markets which offer the highest dividend yields.

Performance (as of May 31, 2015)

	6 Months	1 Year	Since Inception^
ALPS International Sector Dividend Dogs ETF – NAV	1.67%	-9.05%	8.33%
ALPS International Sector Dividend Dogs ETF – Market Price*	1.70%	-9.47%	8.41%
S-Network® International Sector Dividend Dogs TR Index	2.44%	-7.97%	9.78%
S-Network® International Sector Dividend Dogs NTR Index	2.03%	-8.57%	8.80%
MSCI EAFE Index	4.84%	-0.48%	10.84%

Total Expense Ratio (per the current prospectus) 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of  days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 28, 2013.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® International Sector Dividend Dogs Index is designed to serve as a fair, impartial and transparent measure of the performance of  international large cap equities with above average dividend yields. The Index is a portfolio of fifty stocks derived from the S-Net International Developed Markets Index (ex-Americas) Index. Total Return (TR) is obtained by reinvesting in the index the ordinary gross dividends declared by the index constituents. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The ALPS International Sector Dividend Dogs ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the ETF.

3  |  May 31, 2015

ALPS International Sector Dividend Dogs ETF
Performance Overview	May 31, 2015 (Unaudited)

Top 10 Holdings* (as of May 31, 2015)

Marks & Spencer Group Plc	2.35%
Fortescue Metals Group, Ltd.	2.33%
Centrica Plc	2.32%
SSE Plc	2.27%
National Grid Plc	2.18%
Amadeus IT Holding SA, Class A	2.17%
Imperial Tobacco Group Plc	2.16%
BP Plc	2.14%
Sandvik AB	2.14%
AGL Energy, Ltd.	2.14%
Total % of Top 10 Holdings	22.20%

*	% of Total Investments.

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2015)

Utilities	10.93%
Energy	10.53%
Materials	10.30%
Industrials	10.03%
Information Technology	9.94%
Consumer Staples	9.91%
Telecommunication Services	9.68%
Consumer Discretionary	9.59%
Health Care	9.53%
Financials	9.20%
Money Market Fund	0.36%
Total	100.00%

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4  |  May 31, 2015

ALPS Emerging Sector Dividend Dogs ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The ALPS Emerging Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index (the “Index”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol EDOG. The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index.

The Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network® Emerging Markets Index, a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S-Network® Emerging Markets which offer the highest dividend yields. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.

Performance (as of May 31, 2015)

	6 Months	1 Year	Since Inception^
ALPS Emerging Sector Dividend Dogs ETF – NAV	-7.37%	-5.99%	0.76%
ALPS Emerging Sector Dividend Dogs ETF – Market Price*	-7.71%	-6.91%	0.51%
S-Network® Emerging Sector Dividend Dogs TR Index	-6.71%	-4.60%	2.21%
S-Network® Emerging Sector Dividend Dogs NTR Index	-6.91%	-5.02%	1.60%
MSCI Emerging Markets Index	0.82%	-0.01%	4.99%

Total Expense Ratio (per the current prospectus) 0.60%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of  days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was March 28, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Emerging Sector Dividend Dogs Index is a portfolio of stocks derived from a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets Index” “SNEMX”). The index methodology selects the five stocks in each of the ten GICS sectors that make up the universe which offer the highest dividend yields as of the last trading day of November. The fifty stocks that are selected for inclusion in the portfolio are equally weighted. The universe includes stocks whose domicile and primary exchange listings are in countries identified by the World Bank as Upper Middle Income (certain lower middle income countries are also included, as well as stocks traded  on the Taiwan Stock Exchange despite non-recognition by the World Bank). The selection criteria for the universe, in addition to the aforementioned  country qualifications, also include requirements for sector inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors. Total Return (TR) is obtained by reinvesting in the index the ordinary gross dividends declared by the index constituents. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend  minus the amount of withholding tax.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The ALPS Emerging Sector Dividend Dogs ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the ETF.

5  |  May 31, 2015

ALPS Emerging Sector Dividend Dogs ETF
Performance Overview	May 31, 2015 (Unaudited)

Top 10 Holdings* (as of May 31, 2015)

Evergrande Real Estate Group, Ltd.	2.81%
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2.69%
Agile Property Holdings, Ltd.	2.58%
Sistema JSFC, GDR	2.34%
Richter Gedeon Nyrt	2.32%
PPC, Ltd.	2.30%
Natura Cosmeticos SA	2.29%
Tofas Turk Otomobil Fabrikasi AS	2.23%
Rosneft OAO, GDR	2.21%
Bumrungrad Hospital Pcl	2.20%
Total % of Top 10 Holdings	23.97%

*	% of Total Investments.

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2015)

Financials	10.99%
Health Care	10.59%
Materials	10.52%
Utilities	10.16%
Telecommunication Services	9.90%
Consumer Staples	9.74%
Industrials	9.55%
Consumer Discretionary	9.47%
Energy	9.47%
Information Technology	9.43%
Money Market Fund	0.18%
Total	100.00%

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6  |  May 31, 2015

ALPS Sector Dividend Dogs Series
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expense Ratio(a)	Expenses Paid During Period 12/1/14 - 5/31/15(b)
ALPS Sector Dividend Dogs ETF
Actual	$1,000.00	$1,004.30	0.40%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02

ALPS International Sector Dividend Dogs ETF
Actual	$1,000.00	$1,016.70	0.50%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

ALPS Emerging Sector Dividend Dogs ETF
Actual	$1,000.00	$926.30	0.60%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

(a)	Annualized based on the Fund’s most recent half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

7  |  May 31, 2015

ALPS Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.22%)
Consumer Discretionary (9.74%)
Coach, Inc.	590,444	$20,884,004
Darden Restaurants, Inc.	385,920	25,293,197
GameStop Corp., Class A	598,318	25,972,985
Mattel, Inc.	972,447	25,098,857
Staples, Inc.	1,520,996	25,043,199

Total Consumer Discretionary		122,292,242

Consumer Staples (10.90%)
Altria Group, Inc.	473,838	24,260,505
Kraft Foods Group, Inc.	394,911	33,350,234
Lorillard, Inc.	363,741	26,363,948
Philip Morris International, Inc.	313,606	26,051,250
Reynolds American, Inc.	348,501	26,747,452

Total Consumer Staples		136,773,389

Energy (11.52%)
ConocoPhillips	394,973	25,151,881
Diamond Offshore Drilling, Inc.	911,702	27,661,039
Ensco Plc, Class A	1,190,134	27,968,149
Noble Corp. Plc	1,795,816	30,079,918
Transocean, Ltd.	1,790,544	33,751,754

Total Energy		144,612,741

Financials (9.93%)
BB&T Corp.	625,771	24,699,181
Cincinnati Financial Corp.	458,467	23,189,261
JPMorgan Chase & Co.	399,131	26,254,837
People’s United Financial, Inc.	1,615,279	25,133,741
Prudential Financial, Inc.	300,098	25,391,292

Total Financials		124,668,312

Health Care (10.15%)
Baxter International, Inc.	361,422	24,074,319
Eli Lilly & Co.	348,405	27,489,155
Johnson & Johnson	245,366	24,570,951
Merck & Co., Inc.	433,220	26,378,766
Pfizer, Inc.	716,176	24,887,116

Total Health Care		127,400,307

Industrials (9.74%)
Eaton Corp. Plc	365,342	26,154,834
General Electric Co.	972,447	26,518,630
Lockheed Martin Corp.	123,483	23,239,500
Pitney Bowes, Inc.	1,085,193	23,711,467
Waste Management, Inc.	456,639	22,672,126

Total Industrials		122,296,557

Information Technology (9.64%)
CA, Inc.	775,691	23,619,791
KLA-Tencor Corp.	401,099	23,929,566
Microchip Technology, Inc.	491,756	24,159,972

Security Description	Shares	Value

Information Technology (continued)
Paychex, Inc.	487,797	$24,102,050
Seagate Technology Plc	452,876	25,198,021

Total Information Technology		121,009,400

Materials (10.39%)
Freeport-McMoRan, Inc.	1,342,398	26,378,121
International Paper Co.	445,236	23,076,582
LyondellBasell Industries NV, Class A	290,840	29,403,924
Nucor Corp.	520,354	24,612,744
The Dow Chemical Co.	517,540	26,948,308

Total Materials		130,419,679

Telecommunication Services (7.26%)
AT&T, Inc.	743,327	25,674,515
CenturyLink, Inc.	707,418	23,514,574
Frontier Communications Corp.	3,344,968	17,226,585
Verizon Communications, Inc.	498,566	24,649,103

Total Telecommunication Services		91,064,777

Utilities (9.95%)
Consolidated Edison, Inc.	400,256	24,751,831
Dominion Resources, Inc.	353,106	24,901,035
PPL Corp.	765,698	26,577,378
TECO Energy, Inc.	1,295,247	24,415,406
The Southern Co.	553,990	24,203,823

Total Utilities		124,849,473

TOTAL COMMON STOCKS (Cost $1,203,086,822)		1,245,386,877

	7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.39%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(a)	4,918,219	4,918,219

TOTAL SHORT TERM INVESTMENTS (Cost $4,918,219)				4,918,219

TOTAL INVESTMENTS (99.61%) (Cost $1,208,005,041)				$1,250,305,096

NET OTHER ASSETS AND LIABILITIES (0.39%)				4,833,164

NET ASSETS (100.00%)				$1,255,138,260

8  |  May 31, 2015

ALPS Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2015 (Unaudited)

(a)	Less than 0.0005%.

Common Abbreviations:

Ltd.- Limited.

NV- Naamloze Vennootschap is the Dutch term for a public limited liability corporation

Plc- Public Limited Company.

See Notes to Financial Statements.

9  |  May 31, 2015

ALPS International Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.82%)
Australia (19.53%)
AGL Energy, Ltd.	323,213	$4,010,633
BHP Billiton, Ltd.	171,556	3,881,114
Fortescue Metals Group, Ltd.	2,361,836	4,369,891
Insurance Australia Group, Ltd.	798,537	3,455,549
National Australia Bank, Ltd.	135,404	3,552,911
Telstra Corp., Ltd.	760,699	3,617,502
Wesfarmers, Ltd.	108,883	3,634,539
Westpac Banking Corp.	124,988	3,206,977
Woodside Petroleum, Ltd.	136,000	3,808,740
Woolworths, Ltd.	160,960	3,445,732

Total Australia		36,983,588

Austria (2.11%)
OMV AG	140,500	3,988,935

Belgium (1.95%)
Belgacom SA	106,051	3,683,540

Finland (1.81%)
UPM-Kymmene OYJ	191,082	3,427,094

France (9.85%)
Bouygues SA	92,412	3,638,627
Cap Gemini SA	45,423	3,942,148
GDF Suez	188,623	3,806,642
Orange SA	222,955	3,516,347
Sanofi	38,284	3,748,510

Total France		18,652,274

Germany (1.88%)
ProSiebenSat.1 Media AG	74,282	3,552,156

Hong Kong (3.53%)
Li & Fung, Ltd.	3,513,813	3,045,381
SJM Holdings, Ltd.	2,842,894	3,640,858

Total Hong Kong		6,686,239

Italy (4.03%)
Atlantia SpA	143,237	3,684,361
Eni SpA	219,531	3,951,799

Total Italy		7,636,160

Japan (7.68%)
Canon, Inc.	108,863	3,764,573
Eisai Co., Ltd.	60,172	3,781,506
Ricoh Co., Ltd.	352,900	3,696,330

Security Description	Shares	Value

Japan (continued)
Takeda Pharmaceutical Co., Ltd.	67,989	$3,308,654

Total Japan		14,551,063

Norway (3.72%)
Gjensidige Forsikring ASA	211,636	3,267,984
Orkla ASA	481,835	3,775,937

Total Norway		7,043,921

Spain (10.37%)
Amadeus IT Holding SA, Class A	89,449	4,070,642
Banco Santander SA	532,241	3,790,281
Ferrovial SA	180,351	3,893,244
Repsol SA	210,223	4,003,588
Telefonica SA	274,109	3,877,566

Total Spain		19,635,321

Sweden (5.64%)
Sandvik AB	333,209	4,013,436
Telefonaktiebolaget LM Ericsson, Class B	284,761	3,196,110
TeliaSonera AB	590,497	3,480,030

Total Sweden		10,689,576

United Kingdom (26.72%)
Antofagasta Plc	349,985	3,990,475
AstraZeneca Plc	53,651	3,585,453
BAE Systems Plc	458,957	3,612,564
BP Plc	584,139	4,024,281
British American Tobacco Plc	67,112	3,698,299
Centrica Plc	1,027,686	4,360,299
GlaxoSmithKline Plc	156,618	3,479,309
Imperial Tobacco Group Plc	78,921	4,064,984
Marks & Spencer Group Plc	494,429	4,405,638
National Grid Plc	287,227	4,100,233
Pearson Plc	168,179	3,359,570
Rio Tinto, Ltd.	82,496	3,670,806
SSE Plc	167,265	4,256,530

Total United Kingdom		50,608,441

TOTAL COMMON STOCKS (Cost $189,020,522)		187,138,308

	7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.36%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(a)	672,778	672,778

10  |  May 31, 2015

ALPS International Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

TOTAL SHORT TERM INVESTMENTS (Cost $ 672,778)		672,778

TOTAL INVESTMENTS (99.18%) (Cost $ 189,693,300)		$187,811,086
NET OTHER ASSETS AND LIABILITIES (0.82%)		1,555,491

NET ASSETS (100.00%)		$189,366,577

(a)	Less than 0.0005%.

Common Abbreviations:

AB - Aktiebolag is the Swedish term for corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited b shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

Ltd. - Limited.

OYJ - Osakeyhtio is the Finnish term for public limited company.

Plc - Public Limited Company.

SA - Generally designated corporations in various countries, mostly those employing civil law.

SpA - Societa per Azioni is an Italian shared company.

See Notes to Financial Statements.

11  |  May 31, 2015

ALPS Emerging Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.39%)
Brazil (9.91%)
Cielo SA, Sponsored ADR	20,160	$253,210
CPFL Energia SA	42,699	257,965
EcoRodovias Infraestrutura e Logistica SA	82,351	195,908
Natura Cosmeticos SA	30,064	277,589
Souza Cruz SA	29,045	222,238

Total Brazil		1,206,910

Chile (1.90%)
SONDA SA	100,800	231,896

China (11.71%)
AAC Technologies Holdings, Inc.	33,280	186,066
Agile Property Holdings, Ltd.	406,465	312,437
Evergrande Real Estate Group, Ltd.	522,582	340,362
Jiangsu Expressway Co., Ltd., Class H	186,472	259,735
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	98,448	326,313

Total China		1,424,913

Colombia (1.94%)
Ecopetrol SA, Sponsored ADR*	16,269	235,900

Czech Republic (3.69%)
CEZ A.S	9,840	245,048
O2 Czech Republic A.S	28,740	204,426

Total Czech Republic		449,474

Hungary (2.31%)
Richter Gedeon Nyrt	17,224	281,455

India (1.71%)
Infosys, Ltd., Sponsored ADR	6,528	208,047

Indonesia (1.46%)
Indo Tambangraya Megah Tbk PT	173,861	177,490

Malaysia (9.24%)
Berjaya Sports Toto Bhd	254,200	228,822
British American Tobacco Malaysia Bhd	12,527	211,859
Felda Global Ventures Holdings Bhd	391,100	210,165
YTL Corp. Bhd	531,800	230,650
YTL Power International Bhd	563,518	242,869

Total Malaysia		1,124,365

Security Description	Shares	Value

Mexico (5.88%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	36,428	$259,485
Grupo Financiero Santander Mexico SAB de CV, Class B	104,820	197,811
Kimberly-Clark de Mexico SAB de CV, Class A	114,065	258,146

Total Mexico		715,442

Poland (10.22%)
Bank Handlowy w Warszawie SA	8,445	245,718
KGHM Polska Miedz SA	7,946	244,574
PGE Polska Grupa Energetyczna SA	46,325	254,353
Powszechny Zaklad Ubezpieczen SA	1,966	235,326
Synthos SA	207,929	264,442

Total Poland		1,244,413

Russia (10.77%)
Gazprom OAO, Sponsored ADR	49,680	266,633
MegaFon PJSC, GDR(a)	15,523	238,278
Mobile Telesystems OJSC, Sponsored ADR	24,411	255,339
Rosneft OAO, GDR(a)	58,399	267,409
Sistema JSFC, GDR(a)	37,279	283,320

Total Russia		1,310,979

South Africa (11.23%)
Assore, Ltd.	25,908	238,094
Exxaro Resources, Ltd.	29,033	200,809
Life Healthcare Group Holdings, Ltd.	64,660	194,170
Netcare, Ltd.	66,846	214,165
PPC, Ltd.	166,712	278,660
Truworths International, Ltd.	33,693	240,669

Total South Africa		1,366,567

Thailand (9.80%)
BEC World Pcl	191,270	213,217
BTS Group Holdings Pcl	803,620	229,333
Bumrungrad Hospital Pcl	51,600	266,897
Delta Electronics Thailand Pcl	103,924	264,135
Intouch Holdings Plc*	95,082	219,050

Total Thailand		1,192,632

Turkey (7.62%)
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	64,326	195,700
Eregli Demir ve Celik Fabrikalari TAS	155,208	249,503
Tofas Turk Otomobil Fabrikasi AS	39,826	269,999
Turk Traktor ve Ziraat Makineleri AS	7,601	212,547

Total Turkey		927,749

TOTAL COMMON STOCKS (Cost $12,694,508)		12,098,232

12  |  May 31, 2015

ALPS Emerging Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2015 (Unaudited)

	7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.18%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(b)	21,341	$21,341

TOTAL SHORT TERM INVESTMENTS (Cost $21,341)				21,341

TOTAL INVESTMENTS (99.57%) (Cost $12,715,849)				$12,119,573

NET OTHER ASSETS AND LIABILITIES (0.43%)				53,502

NET ASSETS (100.00%)				$12,173,075

*	Non-income producing security.
(a)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of May 31, 2015, the aggregate market values of these securities were $789,007, representing 6.48% of the Fund’s net assets.

(b)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

AS - Andonim Sirketi is a joint stock company in Turkey.

A.S. - Akciova Spolecnost is a joint stock company in the Czech Republic.

Bhd - Berhad is a public limited company in Malaysia.

GDR - Global Depositary Receipt

JSFC - Joint Stock Financial Corporation.

Ltd. - Limited.

Nyrt - Hungarian for Public Limited Company.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian Term for Open Joint Stock Company.

OJSC - Open Joint Stock Company.

Pcl - A rearrangement of the letters for public limited company, used in Thailand.

PJSC - Private Joint Stock Company

SA - Generally designated corporations in various countries, mostly those employing civil law.

SAB de CV - A variable capital company.

TAS - Turk Anonin Sirketi is the Turkish term for Joint Stock Company.

Tbk PT - Terbuka is the Indonesian term for limited liability company.

See Notes to Financial Statements.

13  |  May 31, 2015

ALPS Sector Dividend Dogs Series
Statements of Assets and Liabilities	May 31, 2015 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF

ASSETS:
Investments, at value	$1,250,305,096	$187,811,086	$12,119,573
Cash	–	–	134
Foreign currency, at value (Cost $–, $143,381 and $49,813)	–	143,629	49,527
Receivable for investments sold	–	289,761	–
Receivable for shares sold	–	15,677	–
Foreign tax reclaims	–	393,526	199
Dividends receivable	5,264,018	793,283	10,171

Total Assets	1,255,569,114	189,446,962	12,179,604

LIABILITIES:
Payable to adviser	430,854	80,385	6,529

Total Liabilities	430,854	80,385	6,529

NET ASSETS	$1,255,138,260	$189,366,577	$12,173,075

NET ASSETS CONSIST OF:
Paid-in capital	$1,159,361,553	$201,610,538	$13,010,257
Accumulated net investment income	5,316,884	2,151,619	51,282
Accumulated net realized gain/(loss) on investments and foreign currency transactions	48,159,768	(12,447,851)	(291,946)
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	42,300,055	(1,947,729)	(596,518)

NET ASSETS	$1,255,138,260	$189,366,577	$12,173,075

INVESTMENTS, AT COST	$1,208,005,041	$189,693,300	$12,715,849

PRICING OF SHARES:
Net Assets	$1,255,138,260	$189,366,577	$12,173,075
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	32,809,143	6,900,002	500,002
Net Asset Value, offering and redemption price per share	$38.26	$27.44	$24.35

See Notes to Financial Statements.

14  |  May 31, 2015

ALPS Sector Dividend Dogs Series
Statements of Operations	For the Six Months Ended May 31, 2015 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF

INVESTMENT INCOME:
Dividends*	$25,009,990	$4,479,052	$208,672

Total Investment Income	25,009,990	4,479,052	208,672

EXPENSES:
Investment adviser fees	2,369,232	399,100	34,537

Total Expense	2,369,232	399,100	34,537

NET INVESTMENT INCOME	22,640,758	4,079,952	174,135

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments	54,985,065	(11,371,199)	(257,061)
Net realized loss on foreign currency transactions	–	(192,218)	(20,640)
Net change in unrealized appreciation/(depreciation) on investments	(64,802,788)	9,672,709	(648,239)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	–	(28,939)	260

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(9,817,723)	(1,919,647)	(925,680)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,823,035	$2,160,305	$(751,545)

*Net of foreign tax withholding.	$–	$418,552	$23,535

See Notes to Financial Statements.

15  |  May 31, 2015

ALPS Sector Dividend Dogs ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

OPERATIONS:
Net investment income	$22,640,758	$25,671,802
Net realized gain on investments	54,985,065	30,591,250
Net change in unrealized appreciation/(depreciation) on investments	(64,802,788)	65,547,456

Net increase in net assets resulting from operations	12,823,035	121,810,508

Net Equalization Credits	2,263,381	1,695,015

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,959,176)	(22,702,657)

Total distributions	(20,959,176)	(22,702,657)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	535,246,080	633,539,564
Dividends reinvested	148,008	177,537
Cost of shares redeemed	(296,592,338)	(172,629,123)
Net income equalization (Note 2)	(2,263,381)	(1,695,015)

Net Increase from Share Transactions	236,538,369	459,392,963

Net increase in net assets	230,665,609	560,195,829

NET ASSETS:
Beginning of year	1,024,472,651	464,276,822

End of year *	$1,255,138,260	$1,024,472,651

* Including accumulated net investment income of:	$5,316,884	$3,635,302

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	26,405,255	13,750,361
Shares sold	14,100,000	17,650,000
Shares reinvested	3,888	4,894
Shares redeemed	(7,700,000)	(5,000,000)

Shares outstanding, end of year	32,809,143	26,405,255

See Notes to Financial Statements.

16  |  May 31, 2015

ALPS International Sector Dividend Dogs ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

OPERATIONS:
Net investment income	$4,079,952	$5,144,079
Net realized gain/(loss) on investments and foreign currency transactions	(11,563,417)	1,822,190
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	9,643,770	(14,445,513)

Net increase/(decrease) in net assets resulting from operations	2,160,305	(7,479,244)

Net Equalization Credits	280,287	406,964

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,928,045)	(5,101,215)
From tax return of capital	–	(311,911)

Total distributions	(1,928,045)	(5,413,126)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	45,672,933	111,986,285
Cost of shares redeemed	–	(33,043,796)
Net income equalization (Note 2)	(280,287)	(406,964)

Net Increase from Share Transactions	45,392,646	78,535,524

Net increase in net assets	45,905,193	66,050,119

NET ASSETS:
Beginning of period	143,461,384	77,411,265

End of period *	$189,366,577	$143,461,384

* Including accumulated net investment income/(loss) of:	$2,151,619	$(288)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	5,250,002	2,650,002
Shares sold	1,650,000	3,750,000
Shares redeemed	–	(1,150,000)

Shares outstanding, end of period	6,900,002	5,250,002

See Notes to Financial Statements.

17  |  May 31, 2015

ALPS Emerging Sector Dividend Dogs ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Period March 28, 2014 (Commencement) to November 30, 2014

OPERATIONS:
Net investment income	$174,135	$143,025
Net realized loss on investments and foreign currency transactions	(277,701)	(35,715)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(647,979)	51,461

Net Increase/(Decrease) in net assets resulting from operations	(751,545)	158,771

Net Equalization Credits/ (Debits)	(71)	36,260

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(122,775)	(121,633)
Dividends to shareholders from tax return of capital	–	(27,627)

Total distributions	(122,775)	(149,260)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of Shares	2,418,735	10,619,149
Net income equalization (Note 2)	71	(36,260)

Net Increase from Share Transactions	2,418,806	10,582,889

Net Increase in Net Assets	1,544,415	10,628,660

NET ASSETS:
Beginning of period	10,628,660	–

End of period *	$12,173,075	$10,628,660

* Including accumulated net investment income/(loss) of:	$51,282	$(78)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	400,002	–
Shares sold	100,000	400,002
Shares redeemed	–	–

Shares outstanding, end of period	500,002	400,002

See Notes to Financial Statements.

18  |  May 31, 2015

ALPS Sector Dividend Dogs ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

				For the Period
	For the			June 29, 2012
	Six Months	For the Year	For the Year	(Commencement)
	Ended	Ended	Ended	to
	May 31, 2015	November 30,	November 30,	November 30,
	(Unaudited)	2014	2013	2012

NET ASSET VALUE, BEGINNING OF PERIOD	$38.80	$33.76	$26.71	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.73	1.35	1.12	0.59
Net realized and unrealized gain/(loss)	(0.58)	4.94	7.14	1.41

Total from investment operations	0.15	6.29	8.26	2.00

DISTRIBUTIONS:
From net investment income	(0.69)	(1.25)	(1.21)	(0.29)

Total distributions	(0.69)	(1.25)	(1.21)	(0.29)

Net increase/(decrease) in net asset value	(0.54)	5.04	7.05	1.71

NET ASSET VALUE, END OF PERIOD	$38.26	$38.80	$33.76	$26.71

TOTAL RETURN(b)	0.43%	18.96%	31.66%	7.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,255,138	$1,024,473	$464,277	$62,768

Ratio of expenses to average net assets	0.40%(c)	0.40%	0.40%	0.40%(c)
Ratio of net investment income to average net assets	3.82%(c)	3.74%	3.58%	5.31%(c)
Portfolio turnover rate(d)	40%	12%	8%	0%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.07	$0.09	$0.13	$0.19

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

19  |  May 31, 2015

ALPS International Sector Dividend Dogs ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		June 28, 2013
	Six Months Ended		(Commencement)
	May 31, 2015	For the Year Ended	to
	(Unaudited)	November 30, 2014	November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$27.33	$29.21	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.69	1.19	0.34
Net realized and unrealized gain/(loss)	(0.25)	(1.83)	4.08

Total from investment operations	0.44	(0.64)	4.42

DISTRIBUTIONS:
From net investment income	(0.33)	(1.17)	(0.21)
Tax return of capital	–	(0.07)	–

Total distributions	(0.33)	(1.24)	(0.21)

Net increase/(decrease) in net asset value	0.11	(1.88)	4.21

NET ASSET VALUE, END OF PERIOD	$27.44	$27.33	$29.21

TOTAL RETURN(b)	1.67%	(2.53)%	17.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$189,367	$143,461	$77,411

Ratio of expenses to average net assets	0.50%(c)	0.50%	0.50%(c)
Ratio of net investment income to average net assets	5.11%(c)	4.05%	2.87%(c)
Portfolio turnover rate(d)	57%	19%	2%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.05	$0.09	$0.14

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

20  |  May 31, 2015

ALPS Emerging Sector Dividend Dogs ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

		For the Period
	For the	March 28, 2014
	Six Months Ended	(Commencement)
	May 31, 2015	to
	(Unaudited)	November 30, 2014

NET ASSET VALUE, BEGINNING OF PERIOD	$26.57	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.64
Net realized and unrealized gain/(loss)	(2.33)	1.59

Total from investment operations	(1.96)	2.23

DISTRIBUTIONS:
From net investment income	(0.26)	(0.54)
Tax return of capital	–	(0.12)

Total distributions	(0.26)	(0.66)

Net increase/(decrease) in net asset value	(2.22)	1.57

Net asset value, end of period	$24.35	$26.57

TOTAL RETURN(b)	(7.37)%	8.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$12,173	$10,629

Ratio of expenses to average net assets	0.60%(c)	0.60%(c)
Ratio of net investment income to average net assets	3.03%(c)	3.54%(c)
Portfolio turnover rate(d)	68%	19%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.00(f)	$0.16

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.
(f)	Less than $0.005.

See Notes to Financial Statements.

21  |  May 31, 2015

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The investment objective of the ALPS Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network Sector Dividend Dogs Index. The investment objective of the ALPS International Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network International Sector Dividend Dogs Index. The investment objective of the ALPS Emerging Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network Emerging Sector Dividend Dogs Index.

The Funds’ Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Exchange LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sales price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general

22  |  May 31, 2015

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2015 (Unaudited)

principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2015:

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$1,245,386,877	$–	$–	$1,245,386,877
Short Term Investments	4,918,219	–	–	4,918,219

TOTAL	$1,250,305,096	$–	$–	$1,250,305,096

23  |  May 31, 2015

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2015 (Unaudited)

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$187,138,308	$–	$–	$187,138,308
Short Term Investments	672,778	–	–	672,778

TOTAL	$187,811,086	$–	$–	$187,811,086

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$12,098,232	$–	$–	$12,098,232
Short Term Investments	21,341	–	–	21,341

TOTAL	$12,119,573	$–	$–	$12,119,573

*	For a detailed sector/country breakdown, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months ended May 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Securities

The ALPS International Sector Dividend Dogs ETF and the ALPS Emerging Sector Dividend Dogs ETF may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Equalization

Each Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Funds’ shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Funds’ shares. Amounts related to Equalization can be found on the Statement of Changes in Net Assets.

24  |  May 31, 2015

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2015 (Unaudited)

H. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

The tax character of the distributions paid during the year ended November 30, 2014 was as follows:

	Ordinary Income	Return of Capital

ALPS Sector Dividend Dogs ETF	$22,702,657	$–
ALPS International Sector Dividend Dogs ETF	5,101,215	311,911
ALPS Emerging Sector Dividend Dogs ETF	121,633	27,627

At November 30, 2014, the Funds had available for tax purposes unused capital loss carryforwards as follows:

	Short-Term	Long-Term

ALPS Sector Dividend Dogs ETF	$1,147,672	$3,718,418
ALPS International Sector Dividend Dogs ETF	377,813	14,171

As of May 31, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF

Gross appreciation (excess of value over tax cost)	$88,712,122	$7,204,974	$819,613
Gross depreciation (excess of tax cost over value)	(53,076,829)	(9,579,655)	(1,442,492)

Net unrealized appreciation (depreciation)	35,635,293	(2,374,681)	(622,879)

Cost of investments for income tax purposes	$1,214,669,803	$190,185,767	$12,742,452

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

I. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2015, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

25  |  May 31, 2015

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2015 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Funds’ investment adviser pursuant to advisory agreements with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis as a percentage of each Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee

ALPS Sector Dividend Dogs ETF	0.40%
ALPS International Sector Dividend Dogs ETF	0.50%
ALPS Emerging Sector Dividend Dogs ETF	0.60%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

ALPS Sector Dividend Dogs ETF	$484,026,811	$469,826,499

ALPS International Sector Dividend Dogs ETF	91,727,450	91,027,610

ALPS Emerging Sector Dividend Dogs ETF	8,433,886	7,873,164

For the six months ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

ALPS Sector Dividend Dogs ETF	$531,567,959	$308,731,467

ALPS International Sector Dividend Dogs ETF	45,367,266	–

ALPS Emerging Sector Dividend Dogs ETF	1,908,195	–

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

26  |  May 31, 2015

ALPS Sector Dividend Dogs Series
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION (Unaudited)

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2014:

	Qualified Dividend Income	Dividend Received Deduction

ALPS Sector Dividend Dogs ETF	100.00%	98.21%
ALPS International Sector Dividend Dogs ETF	99.03%	0.00%
ALPS Emerging Sector Dividend Dogs ETF	70.84%	0.00%

In early 2015, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2014 via Form 1099. The Funds will notify shareholders in early 2016 of amounts paid to them by the Funds, if any, during the calendar year 2015.

LICENSING AGREEMENTS

ALPS Sector Dividend Dogs ETF

The ALPS Sector Dividend Dogs ETF (“Product”) is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the S-Network® Sector Dividend Dogs Index (“Index”) to track the performance of the physical commodities market. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Product. Licensor has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Product.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Product is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to S-Network Global Indexes, Inc. is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices

27  |  May 31, 2015

ALPS Sector Dividend Dogs Series
Additional Information	May 31, 2015 (Unaudited)

and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Product.

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The S&P 500® is the property of Standard & Poor’s Financial Services LLC (“S&P”) and has been licensed by S&P for use by S-Network Global Indexes Inc. in connection with the S-Network Sector Dividend Dogs (Ticker: SDOGX).

ALPS International Sector Dividend Dogs

The ALPS International Sector Dividend Dogs (“Product”) is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the S-Network® International Sector Dividend Dogs Index (“Index”) to track the performance of the physical commodities market. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Product. Licensor has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Product.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ALPS Emerging Sector Dividend Dogs ETF

The ALPS Emerging Sector Dividend Dogs ETF (“Product”) is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the S-Network® Emerging Sector Dividend Dogs Index (“Index”) to track the performance of the physical commodities market. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Product. Licensor has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Product.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

28  |  May 31, 2015

SEMI-ANNUAL REPORT | May 31, 2015

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the ETFs.

May 31, 2015

Sprott Gold Miners ETF (NYSE ARCA: SGDM)

Sprott Junior Gold Miners ETF (NYSE ARCA: SGDJ)

An ALPS Advisors Solution

table of

CONTENTS

Performance Overview

Sprott Gold Miners ETF	1

Sprott Junior Gold Miners ETF	3

Disclosure of Fund Expenses	5

Financial Statements

Schedule of Investments

Sprott Gold Miners ETF	6

Sprott Junior Gold Miners ETF	7

Statements of Assets and Liabilities	8

Statements of Operations	9

Statements of Changes in Net Assets

Sprott Gold Miners ETF	10

Sprott Junior Gold Miners ETF	11

Financial Highlights	12

Notes to Financial Statements	14

Additional Information	19

Board Considerations Regarding Approval of Investment Advisory Agreement	21

www.alpsfunds.com

Sprott Gold Miners ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

Sprott Gold Miners ETF (the “Fund”) employs a “passive management” – or indexing – investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Sprott Zacks Gold Miners Index (the “Underlying Index”).

The Underlying Index was created by Zacks Index Services to provide a means of generally tracking the performance of gold and silver mining companies whose stocks are traded on major U.S. exchanges. The Underlying Index uses a transparent, rules-based methodology that is designed to identify 25 gold stocks with the highest beta† to the spot price of gold, with each stock’s weighting in the index adjusted based on its quarterly revenue growth on a year-over-year basis and the quality of its balance sheet, as measured by long-term debt to equity. The Underlying Index is rebalanced on a quarterly basis to incorporate the latest financial data into the screening process. The Underlying Index may also invest to a lesser degree in silver companies that meet the above criteria.

Performance (as of May 31, 2015)

	6 Months	Since Inception^
Sprott Gold Miners ETF - NAV	0.78%	-29.70%
Sprott Gold Miners ETF - Market Price*	0.55%	-29.66%
Sprott Zacks Gold Miners Total Return Index	1.29%	-29.20%

Total Expense Ratio (per the current prospectus) 0.57%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.215.1425.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

†	Beta is defined as a sensitivity measure based on regression against the spot gold price movement during the trailing 36 months.

^	The Fund Commencement date is July 15, 2014. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

Sprott Zacks Gold Miners Total Return Index is comprised of approximately 25 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stock is listed on a major U.S. exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility.

Fund investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Gold Miners ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the Sprott Gold Miners ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Sprott or Zacks Index Services, a division of Zacks Investment Management.

1  |  May 31, 2015

Sprott Gold Miners ETF
Performance Overview	May 31, 2015 (Unaudited)

Top 10 Holdings* (as of May 31, 2015)

Franco-Nevada Corp.	12.47%
Randgold Resources Ltd., ADR	11.41%
Newmont Mining Corp.	11.35%
Goldcorp, Inc.	10.42%
Royal Gold, Inc.	4.60%
Agnico Eagle Mines Ltd.	4.51%
Eldorado Gold Corp.	4.39%
Barrick Gold Corp.	4.34%
Yamana Gold, Inc.	4.27%
Gold Fields Ltd., Sponsored ADR	3.52%
Total % of Top 10 Holdings	71.28%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2015)

Canada	63.14%
United States	16.94%
Jersey	11.41%
South Africa	8.51%
Total	100.00%

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2015

Sprott Junior Gold Miners ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

Sprott Junior Gold Miners ETF (the “Fund”) employs a “passive management” – or indexing – investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”).

The Underlying Index was created by Zacks Index Services to provide a means of generally tracking the performance of “junior” gold and silver mining companies whose stocks are traded on major U.S. or Canadian exchanges. Junior companies include early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce gold or silver. The Underlying Index uses a transparent, rules-based methodology that is designed to identify between 30 to 40 junior gold stocks with market capitalization between $250 million and $2 billion. Excluding companies with market capitalization below $250 million aims to exclude very early stage exploration companies whose historical success rate is low. Each stock’s weighting in the Index is adjusted based on 2 company factors: 1) Revenue Growth and 2) Price Momentum. The Index is reconstituted on a semi-annual basis, in November and May, to incorporate the latest factor scores into the selection and weighting process. The Index can also invest to a lesser degree in junior silver companies that meet the above criteria.

Performance (as of May 31, 2015)

Since Inception^
Sprott Junior Gold Miners ETF - NAV	12.94%
Sprott Junior Gold Miners ETF - Market Price*	12.99%
Sprott Zacks Junior Gold Miners Total Return Index	13.12%

Total Expense Ratio (per the current prospectus) 0.57%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.215.1425.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement date is March 31, 2015. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

Sprott Zacks Junior Gold Miners Total Return Index is comprised of between 30 to 40 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stocks are listed on a major U.S. or Canadian exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable. These companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Junior Gold Miners ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the Sprott Junior Gold Miners ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Sprott or Zacks Index Services, a division of Zacks Investment Management.

3  |  May 31, 2015

Sprott Junior Gold Miners ETF
Performance Overview	May 31, 2015 (Unaudited)

Top 10 Holdings* (as of May 31, 2015)

Centerra Gold, Inc.	8.04%
Hecla Mining Co.	6.42%
B2Gold Corp.	6.13%
Pan American Silver Corp.	5.78%
New Gold, Inc.	5.75%
Sibanye Gold Ltd., Sponsored ADR	5.46%
AuRico Gold, Inc.	5.14%
SEMAFO, Inc.	4.94%
China Gold Intl. Res	4.49%
Primero Mining Corp.	3.71%
Total % of Top 10 Holdings	55.86%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2015)

Canada	80.09%
United States	11.39%
South Africa	7.99%
Bermuda	0.53%
Total	100.00%

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4  |  May 31, 2015

Sprott ETFs
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expense Ratio(a)	Expenses Paid During Period 12/1/14 - 5/31/15(b)
Sprott Gold Miners ETF
Actual	$1,000.00	$1,007.80	0.57%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	0.57%	$2.87

Sprott Junior Gold Miners ETF
Actual(c)	$1,000.00	$1,129.40	0.57%	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	0.57%	$2.87

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

(c)	Actual expenses paid during the period are based on the commencement of operations date of March 31, 2015.

5  |  May 31, 2015

Sprott Gold Miners ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description		Shares	Value

COMMON STOCKS (99.68%)
Gold Mining (95.04%)
Agnico Eagle Mines Ltd.		241,552	$7,770,728
AngloGold Ashanti Ltd., Sponsored ADR(a)		517,763	4,960,170
AuRico Gold, Inc.		1,267,898	4,184,063
Barrick Gold Corp.		630,712	7,480,244
Eldorado Gold Corp.		1,568,115	7,573,996
Franco-Nevada Corp.		417,761	21,506,335
Gold Fields Ltd., Sponsored ADR		1,779,606	6,068,457
Goldcorp, Inc.		1,011,936	17,971,983
IAMGOLD Corp.(a)		1,843,910	3,743,137
Kinross Gold Corp.(a)		1,854,138	4,357,224
New Gold, Inc.(a)		1,198,792	3,812,159
Newmont Mining Corp.		718,397	19,569,134
NOVAGOLD RESOURCES, Inc.(a)		932,395	3,813,496
Pretium Resources, Inc.(a)		602,109	3,570,506
Primero Mining Corp.(a)		1,152,025	4,746,343
Randgold Resources Ltd., ADR		272,245	19,664,256
Royal Gold, Inc.		122,344	7,924,221
Sandstorm Gold Ltd.(a)		1,329,278	4,413,203
Sibanye Gold Ltd., Sponsored ADR		514,212	3,650,905
Yamana Gold, Inc.		2,048,511	7,354,155

Total Gold Mining			164,134,715

Silver Mining (4.64%)
Coeur Mining, Inc.(a)		263,475	1,435,939
Endeavour Silver Corp.(a)		696,474	1,372,054
First Majestic Silver Corp.(a)		308,985	1,532,566
Silver Standard Resources, Inc.(a)		287,693	1,789,450
Silver Wheaton Corp.		98,331	1,875,172

Total Silver Mining			8,005,181

TOTAL COMMON STOCKS (Cost $192,183,268)			172,139,896

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.16%)
Dreyfus Treasury Prime Cash Management, Institutional Shares	0.000% (b)	276,018	276,018

TOTAL SHORT TERM INVESTMENTS (Cost $276,018)			276,018

TOTAL INVESTMENTS (99.84%) (Cost $192,459,286)			$172,415,914

NET OTHER ASSETS AND LIABILITIES (0.16%)			280,118

NET ASSETS (100.00%)			$172,696,032

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. -   Limited.

See Notes to Financial Statements.

6  |  May 31, 2015

Sprott Junior Gold Miners ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description		Shares	Value

COMMON STOCKS (99.87%)
Gold Mining (76.37%)
Alacer Gold Corp.(a)		305,956	$696,249
Asanko Gold, Inc.(a)		75,298	124,124
AuRico Gold, Inc.		297,562	981,955
B2Gold Corp.(a)		691,002	1,172,414
Centerra Gold, Inc.		248,918	1,537,223
China Gold International Resources Corp., Ltd.(a)		433,650	857,815
Continental Gold Ltd.(a)		47,428	101,446
Guyana Goldfields(a)		55,572	164,893
Harmony Gold Mining Co. Ltd., Sponsored ADR(a)		326,894	483,803
IAMGOLD Corp.(a)		296,347	601,584
Kirkland Lake Gold(a)		86,231	450,015
Klondex Mines Ltd.(a)		133,203	354,537
Lake Shore Gold(a)		470,447	457,736
New Gold, Inc.(a)		345,909	1,099,991
NOVAGOLD RESOURCES, Inc.(a)		120,965	494,747
OceanaGold Corp.		226,206	549,326
Osisko Gold Royalties Ltd.		35,873	520,095
Premier Gold Mines(a)		61,302	119,292
Pretium Resources, Inc.(a)		49,602	294,140
Primero Mining Corp.(a)		172,273	709,765
Rubicon Minerals(a)		148,027	162,830
Sandstorm Gold Ltd.(a)		86,754	288,023
Seabridge Gold, Inc.(a)		19,345	118,778
SEMAFO, Inc.(a)		318,346	944,594
Sibanye Gold Ltd., Sponsored ADR		146,870	1,042,777
Torex Gold Resources(a)		306,521	273,592

Total Gold Mining			14,601,744

Silver Mining (23.50%)
Coeur Mining, Inc.(a)		105,523	575,100
First Majestic Silver Corp.(a)		93,197	462,257
Fortuna Silver Mines, Inc.(a)		99,389	378,672
Hecla Mining Co.		394,797	1,227,819
MAG Silver Corp.(a)		26,440	197,513
Pan American Silver Corp.		116,999	1,104,471
Silver Standard Resources, Inc.(a)		88,042	547,621

Total Silver Mining			4,493,453

TOTAL COMMON STOCKS (Cost $18,890,414)			19,095,197

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.10%)
Dreyfus Treasury Prime Cash Management, Institutional Shares	0.000% (b)	19,740	19,740

TOTAL SHORT TERM INVESTMENTS (Cost $19,740)			19,740

Value

TOTAL INVESTMENTS (99.97%) (Cost $18,910,154)	$19,114,937

NET OTHER ASSETS AND LIABILITIES (0.03%)	4,753

NET ASSETS (100.00%)	$19,119,690

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. -  Limited.

See Notes to Financial Statements.

7  |  May 31, 2015

Sprott ETFs
Statements of Assets and Liabilities	May 31, 2015 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF

ASSETS:
Investments, at value	$172,415,914	$19,114,937
Foreign currency, at value (Cost $– and $3,188)	–	3,188
Foreign tax reclaims	63,685	–
Dividends receivable	304,202	12,664

Total Assets	172,783,801	19,130,789

LIABILITIES:
Payable for investments purchased	–	2,921
Payable to adviser	87,686	8,178
Payable to custodian for overdraft	83	–

Total Liabilities	87,769	11,099

NET ASSETS	$172,696,032	$19,119,690

NET ASSETS CONSIST OF:
Paid-in capital	$205,549,530	$18,365,112
Accumulated net investment income	303,472	5,619
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(13,113,598)	544,274
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(20,043,372)	204,685

NET ASSETS	$172,696,032	$19,119,690

INVESTMENTS, AT COST	$192,459,286	$18,910,154

PRICING OF SHARES
Net Assets	$172,696,032	$19,119,690
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	9,850,002	700,002
Net Asset Value, offering and redemption price per share	$17.53	$27.31

See Notes to Financial Statements.

8  |  May 31, 2015

Sprott ETFs
Statements of Operations	For the Six Months Ended May 31, 2015 (Unaudited)

	Sprott Gold Miners	Sprott Junior Gold
	ETF	Miners ETF(a)

INVESTMENT INCOME:
Dividends(b)	$1,021,148	$16,868

Total Investment Income	1,021,148	16,868

EXPENSES:
Investment adviser fees	492,672	11,249

Total Expense	492,672	11,249

NET INVESTMENT INCOME	528,476	5,619

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments	(9,248,637)	537,593
Net realized gain on foreign currency transactions	–	6,681
Net change in unrealized appreciation/(depreciation) on investments	(6,292,701)	204,783
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	–	(98)

NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS	(15,541,338)	748,959

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,012,862)	$754,578

(a)	The Sprott Junior Gold Miners ETF commenced operations on March 31, 2015.
(b)	Net of foreign tax withholding in the amounts of $149,830 and $2,692 respectively.

See Notes to Financial Statements.

9  |  May 31, 2015

Sprott Gold Miners ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Period July 15, 2014 (Commencement of Operations) to November 30, 2014

OPERATIONS:
Net investment income	$528,476	$51,960
Net realized loss on investments	(9,248,637)	(3,825,706)
Net change in unrealized depreciation on investments	(6,292,701)	(13,750,671)

Net decrease in net assets resulting from operations	(15,012,862)	(17,524,417)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(277,011)	–

Total distributions	(277,011)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	147,727,516	108,978,762
Cost of shares redeemed	(48,697,233)	(2,498,723)

Net increase from capital share transactions	99,030,283	106,480,039

Net increase in net assets	83,740,410	88,955,622

NET ASSETS:
Beginning of period	88,955,622	–

End of period *	$172,696,032	$88,955,622

*Including accumulated net investment income of:	$303,472	$52,007

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	5,100,002	–
Shares sold	7,500,000	5,200,002
Shares redeemed	(2,750,000)	(100,000)

Shares outstanding, end of period	9,850,002	5,100,002

See Notes to Financial Statements.

10  |  May 31, 2015

Sprott Junior Gold Miners ETF
Statement of Changes in Net Assets

For the Period March 31, 2015 (Commencement of Operations) to May 31, 2015 (Unaudited)

OPERATIONS:
Net investment income	$5,619
Net realized gain on investments and foreign currency transactions	544,274
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	204,685

Net increase in net assets resulting from operations	754,578

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	22,631,510
Cost of shares redeemed	(4,266,398)

Net increase from capital share transactions	18,365,112

Net increase in net assets	19,119,690

NET ASSETS:
Beginning of period	–

End of period *	$19,119,690

*Including accumulated net investment income of:	$5,619

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	850,002
Shares redeemed	(150,000)

Shares outstanding, end of period	700,002

See Notes to Financial Statements.

11  |  May 31, 2015

Sprott Gold Miners ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Period July 15, 2014 (Commencement of Operations) to November 30, 2014

NET ASSET VALUE, BEGINNING OF PERIOD	$17.44	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.06	0.02
Net realized and unrealized gain/(loss)	0.08	(7.58)

Total from investment operations	0.14	(7.56)

DISTRIBUTIONS:
From net investment income	(0.05)	–

Total distributions	(0.05)	–

Net increase/(decrease) in net asset value	0.09	(7.56)

NET ASSET VALUE, END OF PERIOD	$17.53	$17.44

TOTAL RETURN(b)	0.78%	(30.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$172,696	$88,956

Ratio of expenses to average net assets	0.57%(c)	0.57%(c)
Ratio of net investment income to average net assets	0.61%(c)	0.31%(c)
Portfolio turnover rate(d)	41%	36%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

12  |  May 31, 2015

Sprott Junior Gold Miners ETF
Financial Highlights	For a Share Outstanding Throughout the Period Presented

For the Period March 31, 2015 (Commencement of Operations) to May 31, 2015 (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$24.18

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.01
Net realized and unrealized gain	3.12

Total from investment operations	3.13

Net increase in net asset value	3.13

NET ASSET VALUE, END OF PERIOD	$27.31

TOTAL RETURN(b)	12.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$19,120

Ratio of expenses to average net assets	0.57%(c)
Ratio of net investment income to average net assets	0.28%(c)
Portfolio turnover rate(d)	27%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

13  |  May 31, 2015

Sprott ETFs
Notes to Financial Statements	May 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Sprott Gold Miners ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Gold Miners Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Sprott Gold Miners ETF commenced operations on July 15, 2014.

The investment objective of the Sprott Junior Gold Miners ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Junior Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Sprott Junior Gold Miners ETF commenced operations on March 31, 2015.

The Funds’ Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally

14  |  May 31, 2015

Sprott ETFs
Notes to Financial Statements	May 31, 2015 (Unaudited)

suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2015:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$172,139,896	$–	$–	$172,139,896
Short Term Investments	276,018	–	–	276,018

TOTAL	$172,415,914	$–	$–	$172,415,914

15  |  May 31, 2015

Sprott ETFs
Notes to Financial Statements	May 31, 2015 (Unaudited)

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$19,095,197	$–	$–	$19,095,197
Short Term Investments	19,740	–	–	19,740

TOTAL	$19,114,937	$–	$–	$19,114,937

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months or period ending May 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Gold and Silver Mining Industry Risk

The Underlying Indexes are concentrated in the gold and silver mining industry. As a result, the Funds will be sensitive to changes in, and their performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Competitive pressures may have a significant effect on the financial condition of such companies in the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so a Fund’s Share price may be more volatile than other types of investments. In times of significant inflation or great economic uncertainty, gold, silver and other precious metals may outperform traditional investments such as bonds and stocks. However, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect a Fund’s returns. The production and sale of precious metals by governments or central banks or other large holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the supply and prices of precious metals. Economic and political conditions in those countries that are the largest producers of gold may have a direct effect on the production and marketing of gold and on sales of central bank gold holdings. Some gold and precious metals mining operation companies may hedge their exposure to falls in gold and precious metals prices by selling forward future production, which may result in lower returns during periods when the price of gold and precious metals increases. The gold and precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations. If a natural disaster or other event with a significant economic impact occurs in a region where the companies in which each Fund invests operate, such disaster or event could negatively affect the profitability of such companies and, in turn, the Funds’ investment in them.

D. Foreign Investment Risk

A Fund’s investment in non-U.S. issuers, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Funds will not enter into transactions to hedge against declines in the value of a Fund’s assets that are denominated in a foreign currency.

Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates.

E. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

16  |  May 31, 2015

Sprott ETFs
Notes to Financial Statements	May 31, 2015 (Unaudited)

F. Concentration Risk

Each Fund seeks to track its respective Underlying Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. Based on the current composition of the Underlying Indexes, each Fund will be concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in each Fund.

G. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

H. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

I. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

As of the period ended November 30, 2014 the Sprott Gold Miners ETF paid no distributions.

At November 30, 2014, the Sprott Gold Miners ETF had available for tax purposes unused capital loss carryforwards as follows:

Short-Term	Long-Term

$2,010,382	$–

As of May 31, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF

Gross appreciation (excess of value over tax cost)	$–	$644,495
Gross depreciation (excess of tax cost over value)	(23,808,498)	(531,677)

Net unrealized appreciation (depreciation)	(23,808,498)	112,818

Cost of investments for income tax purposes	$196,224,412	$19,002,119

The differences between book-basis and tax-basis are due to the deferral of losses from wash sales and Passive Foreign Investment Company (“PFIC”) adjustments.

J. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Being that the Sprott Gold Miners ETF commenced operations on July 15, 2014, and the Sprott Junior Gold Miners ETF commenced operations on March 31, 2015, no tax returns have been filed as of the date of this report.

17  |  May 31, 2015

Sprott ETFs
Notes to Financial Statements	May 31, 2015 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Funds’ investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis as a percentage of each Fund’s average daily net assets as set forth below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee

Sprott Gold Miners ETF	0.57%
Sprott Junior Gold Miners ETF	0.57%

Out of the unitary management fee, the Adviser pays substantially all expenses for each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses, such as litigation, not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services for the Funds.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator to the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the period or six months ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

Sprott Gold Miners ETF	$68,751,294	$68,997,504
Sprott Junior Gold Miners ETF	4,306,664	3,118,348

For the period or six months ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

Sprott Gold Miners ETF	$147,739,404	$48,735,230
Sprott Junior Gold Miners ETF	22,628,128	5,463,606

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

18  |  May 31, 2015

Sprott ETFs
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION (Unaudited)

Sprott Gold Miners ETF designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2014:

	Qualified Dividend Income	Dividend Received Deduction

Sprott Gold Miners ETF	36.84%	6.54%

In early 2015, if applicable, shareholders of record received this information for the distribution paid to them by Sprott Gold Miners ETF during the calendar year 2014 via Form 1099. Each Fund will notify shareholders in early 2016 of amounts paid to them by a Fund, if any, during the calendar year 2015.

LICENSING AGREEMENTS

Sprott Gold Miners ETF

Zacks Investment Management, Inc. (the “Licensor”) has entered into a license agreement with Sprott Asset Management LP (“Sprott”) to use the “Sprott” name and certain related intellectual property in connection with the underlying index, the Sprott Zacks Gold Miners Index (the “Underlying Index”) (the “Sprott License Agreement”). Pursuant to the Sprott License Agreement, Sprott in turn has entered into a sublicense agreement with ALPS Advisers, Inc. to use the Underlying Index (the “Sublicense Agreement”) in connection with the Sprott Gold Miners ETF (the “Product”).

The following disclosure relates to the Licensor and Sprott:

The Product(s) is not sponsored, endorsed, sold or promoted by ZACKS INVESTMENT MANAGEMENT, INC. (“Licensor”) Licensor makes no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed by Licensor without regard to the Licensee or the owners of the Product(s). Licensor has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Sprott. Sprott makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Sprott has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Sprott is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Sprott has no obligation or liability in connection with the administration or trading of the Fund.

Sprott does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Sprott shall have no liability for any errors, omissions, or interruptions therein. Sprott makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the

19  |  May 31, 2015

Sprott ETFs
Additional Information	May 31, 2015 (Unaudited)

Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Sprott Junior Gold Miners ETF

Zacks Investment Management, Inc. (the “Licensor”) has entered into a license agreement with Sprott Asset Management LP (“Sprott”) to use the “Sprott” name and certain related intellectual property in connection with the underlying index, the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”) (the “Sprott License Agreement”). Pursuant to the Sprott License Agreement, Sprott in turn has entered into a sublicense agreement with ALPS Advisers, Inc. to use the Underlying Index (the “Sublicense Agreement”) in connection with the Sprott Junior Gold Miners ETF (the “Product”).

The following disclosure relates to the Licensor and Sprott:

The Product(s) is not sponsored, endorsed, sold or promoted by ZACKS INVESTMENT MANAGEMENT, INC. (“Licensor”) Licensor makes no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed by Licensor without regard to the Licensee or the owners of the Product(s). Licensor has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Sprott. Sprott makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Sprott has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Sprott is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Sprott has no obligation or liability in connection with the administration or trading of the Fund.

Sprott does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Sprott shall have no liability for any errors, omissions, or interruptions therein. Sprott makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

20  |  May 31, 2015

Sprott ETFs
Board Considerations Regarding Approval of Investment Advisory Agreement	May 31, 2015 (Unaudited)

At an in-person meeting held on March 9, 2015 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “1940 Act”) (the “Independent Trustees”), evaluated a proposal to approve the Advisory Agreement (the “SGDJ ETF Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (the “Adviser”) with respect to the ALPS Sprott Junior Gold Miners ETF (the “SGDJ ETF”). The Independent Trustees also met separately to consider the SGDJ ETF Advisory Agreement.

In evaluating the SGDJ ETF Advisory Agreement, the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services expected to be provided by AAI with respect to the SGDJ ETF under the SGDJ ETF Advisory Agreement, as applicable, (ii) the advisory fees and other expenses proposed to be paid by the SGDJ ETF compared to those of similar funds managed by other investment advisers (ii) the expected profitability to AAI of its proposed advisory relationship with the SGDJ ETF and reasonableness of compensation to AAI; (iii) the extent to which economies of scale would be realized if and as the SGDJ ETF assets increase and whether the fee level in the SGDJ ETF Advisory Agreement reflects these economies of scale; and (iv) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services to be provided by AAI under the SGDJ ETF Advisory Agreement, the Independent Trustees considered and reviewed information concerning the services proposed to be provided under the SGDJ ETF Advisory Agreements, the proposed investment parameters of the index for SGDJ, financial information regarding AAI, its parent company, information describing AAI’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of the SGDJ ETF, the anticipated financial support of the SGDJ ETF, and the nature and quality of services provided to other ETFs, open-end and closed-end funds by AAI. Based upon their review, the Independent Trustees concluded that AAI was qualified to oversee the services to be provided by other service providers and that the services to be provided by AAI to the SGDJ ETF, as applicable, are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by AAI, the Independent Trustees considered the resources involved in managing the SGDJ ETF as well as the fact that AAI agreed to pay all of the SGDJ ETF’s expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the SGDJ ETF’s business) out of the unitary advisory fee. Based on its review, the Independent Trustees concluded that the expected profitability of the SGDJ ETF to AAI was not unreasonable.

The Independent Trustees also reviewed comparative fee and expense data provided by Strategic Insight regarding the SGDJ ETF. The Independent Trustees noted the services to be provided by AAI for the annual advisory fee of 0.57% of the average daily net assets for SGDJ. The Independent Trustees also considered that the advisory fee was a unitary one and that, as set forth above, AAI had agreed to pay all of the SGDJ ETF’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the SGDJ ETF’s business) out of the unitary fee. The Independent Trustees considered that, taking into account the impact of the SGDJ ETF’s unitary advisory fee, the SGDJ ETF’s expense ratios were lower than the median of its Strategic Insight peer group. Based on the foregoing and the other information available to them, the Independent Trustees concluded that the advisory fees for the SGDJ ETF were reasonable under the circumstances and in light of the quality of services provided.

The Independent Trustees also considered other benefits that may be realized by AAI from its relationship with the SGDJ ETF and concluded that the advisory fees were reasonable taking into account such benefits.

The Independent Trustees considered the extent to which economies of scale would be realized as the SGDJ ETF grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of SGDJ ETF’s investors. Because the SGDJ ETF is newly organized, the Independent Trustees reviewed the SGDJ ETF proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when the SGDJ ETF had attracted assets.

In voting to approve the SGDJ ETF Advisory Agreement, the Independent Trustees, concluded that the terms of the SGDJ ETF Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Independent Trustees considered relevant in the exercise of their reasonable business judgment, The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

21  |  May 31, 2015

SEMI-ANNUAL REPORT | May 31, 2015

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the ETFs.

SEMI-ANNUAL REPORT Janus Velocity Tail Risk Hedged Large Cap ETF | TRSK Janus Velocity Volatility Hedged Large Cap ETF | SPXH May 31, 2015

table of
CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	5

Schedule of Investments	6

Statements of Assets & Liabilities	8

Statements of Operations	9

Statements of Changes In Net Assets	10

Financial Highlights	11

Notes to Financial Statements	13

Additional Information	21

www.alpsfunds.com

Janus Velocity Tail Risk Hedged Large Cap ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The Janus Velocity Tail Risk Hedged Large Cap ETF (“Exchange Traded Fund” or “ETF”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the VelocityShares Tail Risk Hedged Large Cap Index (the “Underlying Index”). The Underlying Index is an index comprised of three large capitalization equity ETFs and two volatility related ETFs (“The Underlying Index ETFs”). The ETF will seek to achieve its investment objective by investing at least 80% of its total assets in Underlying Index ETFs. The ETF also intends to invest 15%, but may invest up to 20%, of its assets in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs.

Performance (as of May 31, 2015)

	6 Months	1 Year	Since Inception^
Janus Velocity Tail Risk Hedged Large Cap ETF - NAV	0.01%	4.82%	9.06%
Janus Velocity Tail Risk Hedged Large Cap ETF - Market Price*	0.04%	4.74%	9.06%
VelocityShares Tail Risk Hedged Large Cap Index	0.40%	5.36%	9.64%

Total Expense Ratio (per the current prospectus) 0.71%.

^	The Fund commenced operations on June 21, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.877.583.5624.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

VelocityShares Tail Risk Hedged Large Cap Index: reflects the performance of a portfolio providing a target exposure of 85% to a large cap equity portfolio and a target exposure of 15% to a volatility strategy designed to hedge tail risk in the S&P 500®.

One cannot invest directly in an index. Index performance does not reflect fund performance.

“VelocityShares” and the VelocityShares logo are trademarks of VelocityShares Index & Calculation Services, a division of VelocityShares, LLC.

The Janus Velocity Tail Risk Hedged ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the Janus Velocity Tail Risk Hedged ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with VelocityShares.

1  |  May 31, 2015

Janus Velocity Tail Risk Hedged Large Cap ETF
Performance Overview	May 31, 2015 (Unaudited)

Top Holdings* (as of May 31, 2015)

iShares® Core S&P 500® ETF	33.34%
Vanguard® S&P 500® ETF	33.33%
SPDR® S&P 500® ETF	33.33%
Total % of Top Holdings	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2015

Janus Velocity Volatility Hedged Large Cap ETF
Performance Overview	May 31, 2015 (Unaudited)

Investment Objective

The Janus Velocity Volatility Hedged Large Cap ETF (“Exchange Traded Fund” or “ETF”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the VelocityShares Volatility Hedged Large Cap Index (the “Underlying Index”). The Underlying Index is an index comprised of three large capitalization equity ETFs and two volatility related ETFs (“The Underlying Index ETFs”). The ETF will seek to achieve its investment objective by investing at least 80 % of its total assets in Underlying Index ETFs. The ETF also intends to invest 15%, but may invest up to 20%, of its assets in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs.

Performance (as of May 31, 2015)

	6 Months	1 Year	Since Inception^
Janus Velocity Volatility Hedged Large Cap ETF - NAV	1.39%	6.95%	12.66%
Janus Velocity Volatility Hedged Large Cap ETF - Market Price*	1.45%	6.84%	12.66%
VelocityShares Volatility Hedged Large Cap Index	1.71%	7.48%	13.27%

Total Expense Ratio (per the current prospectus) 0.71%.

^	The Fund commenced operations on June 21, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.877.583.5624.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

VelocityShares Volatility Hedged Large Cap Index: reflects the performance of a portfolio providing a target exposure of 85% to a large cap equity portfolio and a target exposure of 15% to a volatility strategy designed to hedge volatility risk in the S&P 500® .

One cannot invest directly in an index. Index performance does not reflect fund performance.

“VelocityShares” and the VelocityShares logo are trademarks of VelocityShares Index & Calculation Services, a division of VelocityShares, LLC.

The Janus Velocity Volatility Hedged ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the Janus Velocity Volatility Hedged ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with VelocityShares.

3  |  May 31, 2015

Janus Velocity Volatility Hedged Large Cap ETF
Performance Overview	May 31, 2015 (Unaudited)

Top Holdings* (as of May 31, 2015)

iShares® Core S&P 500® ETF	33.34%
Vanguard® S&P 500® ETF	33.33%
SPDR® S&P 500® ETF	33.33%
Total % of Top Holdings	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2015)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4  |  May 31, 2015

Janus Velocity ETFs
Disclosure of Fund Expenses	May 31, 2015 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2015.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expense Ratio(a)	Expenses Paid During Period 12/1/14 - 5/31/15(b)

Janus Velocity Tail Risk Hedged Large Cap ETF
Actual	$ 1,000.00	$ 1,000.10	0.65%	$ 3.24
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.69	0.65%	$ 3.28

Janus Velocity Volatility Hedged Large Cap ETF
Actual	$ 1,000.00	$ 1,013.90	0.65%	$ 3.26
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.69	0.65%	$ 3.28

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

5  |  May 31, 2015

Janus Velocity Tail Risk Hedged Large Cap ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (84.91%)
Equity Fund (84.91%)
iShares® Core S&P 500® ETF	55,382	$ 11,773,106
SPDR® S&P 500® ETF Trust	55,762	11,773,031
Vanguard® S&P 500® ETF	60,846	11,773,092

Total United States		35,319,229

TOTAL EXCHANGE TRADED FUNDS (Cost $31,856,406)		35,319,229

TOTAL INVESTMENTS (84.91%) (Cost $31,856,406)		$ 35,319,229

NET OTHER ASSETS AND LIABILITIES (15.09%)(a)		6,275,249

NET ASSETS (100.00%)		$ 41,594,478

(a)	Includes cash, in the amount of $2,210,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:

ETF	-	Exchange Traded Fund.
S&P	-	Standard and Poor’s.
SPDR	-	Standard and Poor’s Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS*

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Unrealized Depreciation

S&P 500® VIX® Futures Tail Risk Index- Short Term:
	BNP Paribas	1.970%	09/02/2015	$ 2,469,570	$ (736,023)
	BNP Paribas	1.970%	10/02/2015	331,160	(90,382)
	BNP Paribas	1.970%	11/03/2015	85,000	(22,238)
	BNP Paribas	1.970%	12/02/2015	98,912	(24,638)
	BNP Paribas	1.970%	01/05/2016	938,152	(234,075)
	BNP Paribas	1.970%	04/14/2016	402,000	(86,353)
	BNP Paribas	1.970%	07/14/2016	880,045	(156,733)
	BNP Paribas	1.970%	10/13/2016	2,498,088	(176,497)
	BNP Paribas	1.970%	01/13/2017	218,000	(259)

				$ 7,920,927	$ (1,527,198)

*   The Fund receives monthly payments based on any positive monthly return of the Reference Obligation net of the rate paid by the Fund. The Fund makes payments on any negative monthly return of such Reference Obligation in addition to the rate paid by the Fund.

See Notes to Financial Statements.

6  |  May 31, 2015

Janus Velocity Volatility Hedged Large Cap ETF
Schedule of Investments	May 31, 2015 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (84.99%)
Equity Fund (84.99%)
iShares® Core S&P 500® ETF	94,710	$20,133,452
SPDR® S&P 500® ETF Trust	95,360	20,133,357
Vanguard® S&P 500® ETF	104,054	20,133,408

Total United States		60,400,217

TOTAL EXCHANGE TRADED FUNDS (Cost $55,874,926)		60,400,217

TOTAL INVESTMENTS (84.99%) (Cost $55,874,926)		$60,400,217

NET OTHER ASSETS AND LIABILITIES (15.01%)(a)		10,665,920

NET ASSETS (100.00%)		$71,066,137

(a)	Includes cash, in the amount of $3,430,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:

ETF	-	Exchange Traded Fund.
S&P	-	Standard and Poor’s.
SPDR	-	Standard and Poor’s Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS*

Reference Obligation	Swap Counterparty	Rate Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation

S&P® 500 VIX® Futures Variable Long/Short Index- Short Term:
	BNP Paribas	1.970%	10/13/2016	$807,000	$68,580

				$807,000	$68,580

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Unrealized Depreciation

S&P® 500 VIX® Futures Variable Long/Short Index- Short Term:
	BNP Paribas	1.970%	08/04/2015	$1,070,970	$(175,770)
	BNP Paribas	1.970%	09/02/2015	679,510	(83,154)
	BNP Paribas	1.970%	10/02/2015	326,517	(32,227)
	BNP Paribas	1.970%	11/03/2015	247,282	(22,430)
	BNP Paribas	1.970%	12/02/2015	214,088	(20,865)
	BNP Paribas	1.970%	01/05/2016	1,585,748	(256,000)
	BNP Paribas	1.970%	02/02/2016	77,339	(11,321)
	BNP Paribas	1.970%	03/02/2016	871,312	(123,449)
	BNP Paribas	1.970%	04/14/2016	601,569	(77,706)
	BNP Paribas	1.970%	7/14/2016	5,363,814	(264,723)

				$11,038,149	$(1,067,645)

*   The Fund receives monthly payments based on any positive monthly return of the Reference Obligation net of the rate paid by the Fund. The Fund makes payments on any negative monthly return of such Reference Obligation in addition to the rate paid by the Fund.

See Notes to Financial Statements.

7  |  May 31, 2015

Janus Velocity ETFs
Statements of Assets and Liabilities	May 31, 2015 (Unaudited)

	Janus Velocity	Janus Velocity
	Tail Risk	Volatility
	Hedged Large	Hedged Large
	Cap ETF	Cap ETF

ASSETS:
Investments, at value	$35,319,229	$60,400,217
Cash	5,542,554	8,583,597
Unrealized appreciation on total return swap contracts	–	68,580
Receivable for investments sold	168,689	–
Deposit with broker for total return swaps	2,210,000	3,430,000

Total assets	43,240,472	72,482,394

LIABILITIES:
Payable to adviser	22,989	39,179
Payable for investments purchased	–	112,193
Payable due to broker for total return swap contracts	95,807	197,240
Unrealized depreciation on total return swap contracts	1,527,198	1,067,645

Total liabilities	1,645,994	1,416,257

NET ASSETS	$41,594,478	$71,066,137

NET ASSETS CONSIST OF:
Paid-in capital	$39,527,399	$65,947,288
Accumulated net investment income/(loss)	(6,590)	9,496
Accumulated net realized gain on investments	138,044	1,583,127
Net unrealized appreciation on investments	1,935,625	3,526,226

NET ASSETS	$41,594,478	$71,066,137

INVESTMENTS, AT COST	$31,856,406	$55,874,926

PRICING OF SHARES
Net Assets	$41,594,478	$71,066,137
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,450,002	2,300,002
Net Asset Value, offering and redemption price per share	$28.69	$30.90

See Notes to Financial Statements.

8  |  May 31, 2015

Janus Velocity ETFs
Statements of Operations	For the Six Months Ended May 31, 2015 (Unaudited)

	Janus Velocity	Janus Velocity
	Tail Risk	Volatility
	Hedged Large	Hedged Large
	Cap ETF	Cap ETF

INVESTMENT INCOME:
Dividends	$326,570	$669,760

Total Investment Income	326,570	669,760

EXPENSES:
Investment adviser fees	131,609	238,545

Total Expenses	131,609	238,545

NET INVESTMENT INCOME	194,961	431,215

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	436,805	2,165,541
Net realized loss on total return swap contracts	(224,223)	(580,450)
Net change in unrealized appreciation/(depreciation) on investments	235,086	(1,085,679)
Net change in unrealized depreciation on total return swap contracts	(658,359)	(139,433)

NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS	(210,691)	359,979

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,730)	$791,194

See Notes to Financial Statements.

9  |  May 31, 2015

Janus Velocity ETFs
Statements of Changes in Net Assets

	Janus Velocity Tail Risk Hedged Large Cap ETF		Janus Velocity Volatility Hedged Large Cap ETF

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

OPERATIONS:
Net investment income	$194,961	$205,856	$431,215	$262,430
Net realized gain/(loss) on investments, total return swap contracts	212,582	(86,740)	1,585,091	(109,281)
Net change in unrealized appreciation/(depreciation) on investments, total return swap contracts	(423,273)	2,260,904	(1,225,112)	4,085,876

Net increase/(decrease) in net assets resulting from operations	(15,730)	2,380,020	791,194	4,239,025

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(201,551)	(134,087)	(421,719)	(148,685)
From net realized gains	–	–	–	(6,021)
From tax return of capital	–	(51,870)	–	(88,105)

Total distributions	(201,551)	(185,957)	(421,719)	(242,811)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	10,041,957	31,091,332	9,214,684	62,717,368
Cost of shares redeemed	(2,853,170)	–	(13,588,125)	–

Net increase/(decrease) from share transactions	7,188,787	31,091,332	(4,373,441)	62,717,368

Net increase/(decrease) in net assets	6,971,506	33,285,395	(4,003,966)	66,713,582

NET ASSETS
Beginning of period	34,622,972	1,337,577	75,070,103	8,356,521

End of period *	$41,594,478	$34,622,972	$71,066,137	$75,070,103

*Including accumulated net investment income/(loss) of:	$(6,590)	$–	$9,496	$–

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS
Beginning shares	1,200,002	50,002	2,450,002	300,002
Shares sold	350,000	1,150,000	300,000	2,150,000
Shares redeemed	(100,000)	–	(450,000)	–

Shares outstanding, end of period	1,450,002	1,200,002	2,300,002	2,450,002

See Notes to Financial Statements.

10  |  May 31, 2015

Janus Velocity Tail Risk Hedged Large Cap ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014	For the Period June 21, 2013 (commencement of operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$28.85	$26.75	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.24	0.24
Net realized and unrealized gain/(loss)	(0.14)	2.14	1.91

Total from investment operations	0.00	2.38	2.15

DISTRIBUTIONS:
From net investment income	(0.16)	(0.23)	(0.37)
From tax return of capital	–	(0.05)	(0.03)

Total distributions	(0.16)	(0.28)	(0.40)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.16)	2.10	1.75

NET ASSET VALUE, END OF PERIOD	$28.69	$28.85	$26.75

TOTAL RETURN(b)	0.01%	8.94%	8.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$41,594	$34,623	$1,338

Ratio of expenses to average net assets	0.65%(c)	0.65%	0.65%(c)
Ratio of net investment income to average net assets	0.96%(c)	0.89%	2.21%(c)
Portfolio turnover rate(d)	1%	2%	4%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

11  |  May 31, 2015

Janus Velocity Volatility Hedged Large Cap ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014	For the Period June 21, 2013 (commencement of operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$30.64	$27.85	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.21	0.12
Net realized and unrealized gain	0.24	2.84	2.88

Total from investment operations	0.42	3.05	3.00

DISTRIBUTIONS:
From net investment income	(0.16)	(0.19)	(0.10)
From net realized gains	–	(0.00) (b)	–
From tax return of capital	–	(0.07)	(0.05)

Total distributions	(0.16)	(0.26)	(0.15)

NET INCREASE IN NET ASSET VALUE	0.26	2.79	2.85

NET ASSET VALUE, END OF PERIOD	$30.90	$30.64	$27.85

TOTAL RETURN(c)	1.39%	11.00%	12.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$71,066	$75,070	$8,357

Ratio of expenses to average net assets	0.65%(d)	0.65%	0.65%(d)
Ratio of net investment income to average net assets	1.17%(d)	0.71%	1.05%(d)
Portfolio turnover rate(e)	1%	1%	2%

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

12  |  May 31, 2015

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2015, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Janus Velocity Tail Risk Hedged Large Cap ETF and Janus Velocity Volatility Hedged Large Cap ETF (each a “Fund” and collectively, the “Funds”). Effective January 23, 2015, the VelocityShares Tail Risk Hedged Large Cap ETF and the VelocityShares Volatility Hedged Large Cap ETF changed their names to the Janus Velocity Tail Risk Hedged Large Cap ETF and the Janus Velocity Volatility Hedged Large Cap ETF, respectively.

The investment objective of the Janus Velocity Tail Risk Hedged Large Cap ETF is to seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index, the VelocityShares Tail Risk-Hedged Large Cap Index. The investment objective of the Janus Velocity Volatility Hedged Large Cap ETF is to seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index, the VelocityShares Volatility Hedged Large Cap Index (together with the VelocityShares Tail Risk Hedged Large Cap Index, the “Underlying Indexes”). Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Shares of the Funds are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), in blocks of 50,000 Shares, each of which is called a “Creation Unit”. A portion of Creation Units are issued and redeemed in securities and/or derivatives included in a specified index and will be created and redeemed in-kind. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to

13  |  May 31, 2015

provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Exchange Traded Funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2015:

Janus Velocity Tail Risk Hedged Large Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Exchange Traded Funds	$35,319,229	$–	$–	$35,319,229

Total	$35,319,229	$–	$–	$35,319,229

Other Financial Instruments*

Liabilities
Total Return Swap Contracts	$–	$(1,527,198)	$–	$(1,527,198)

Total	$–	$(1,527,198)	$–	$(1,527,198)

14  |  May 31, 2015

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2015 (Unaudited)

Janus Velocity Volatility Hedged Large Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Exchange Traded Funds	$60,400,217	$–	$–	$60,400,217

Total	$60,400,217	$–	$–	$60,400,217

Other Financial Instruments*

Assets
Total Return Swap Contracts	$–	$68,580	$–	$68,580
Liabilities
Total Return Swap Contracts	$–	$(1,067,645)	$–	$(1,067,645)

Total	$–	$(999,065)	$–	$(999,065)

*	Other financial instruments are instruments not reflected in the Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2015, none of the Funds had any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Concentration of Risk

Each Fund seeks to track its respective Underlying Index, which may have concentrations in certain regions, economies, countries, markets, industries or sectors. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in a Fund.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

E. Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

F. Federal Tax and Tax Basis Information (Not Updated)

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2015.

The tax character of the distributions paid by the Funds during the year ended November 30, 2014 was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital

November 30, 2014
Janus Velocity Tail Risk Hedged Large Cap ETF	$134,087	$–	$51,870
Janus Velocity Volatility Hedged Large Cap ETF	148,685	6,021	88,105

15  |  May 31, 2015

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2015 (Unaudited)

At November 30, 2014, the Funds had available for tax purposes unused capital loss carryforwards as follows:

Fund	Short-Term	Long-Term

Janus Velocity Tail Risk Hedged Large Cap ETF	$27,471	$47,067

As of May 31, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation	Gross Depreciation
	(excess of value over tax	(excess of tax cost	Net Unrealized	Cost of Investments for
	cost)	over value)	Appreciation	Income Tax Purposes

Janus Velocity Tail Risk Hedged Large Cap ETF	$3,460,754	$–	$3,460,754	$31,858,475
Janus Velocity Volatility Hedged Large Cap ETF	4,523,733	–	4,523,733	55,876,484

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2015, none of the Funds had a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years incorporate no uncertain tax positions that require a provision for income taxes.

3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

As a part of their investment strategy, the Funds are permitted to purchase investment securities, and enter into various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations that permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral that has been pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

16  |  May 31, 2015

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2015 (Unaudited)

Swaps: Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Funds receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Funds may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

Swap Risk: The Funds use swap agreements to obtain exposure to the volatility component of each Fund’s underlying index. Swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. The swap agreements are traded over the counter. The counterparty to swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions.

As a result, the Funds are subject to credit risk with respect to amounts they expect to receive from counterparties to swaps entered into as part of their principal investment strategies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds could suffer significant losses on these contracts and the value of an investor’s investment in the Funds may decline. The Funds typically enter into swap transactions only with large, well capitalized and well established financial institutions. Swaps are less marketable because they are not traded on an exchange, do not have uniform terms and conditions, and are entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements may entail breakage costs if terminated prior to the final maturity date.

During the six months ended May 31, 2015, the Funds invested in swap agreements consistent with their investment strategies to gain exposure to certain indices. Swap agreements held at May 31, 2015 are disclosed in the Schedules of Investments.

The effect of derivative instruments on the Statements of Assets and Liabilities for the six months ended May 31, 2015:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Risk Exposure	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value

Janus Velocity Tail Risk Hedged Large Cap ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$ –	Unrealized depreciation on total return swap contracts	$ 1,527,198

Total		$ –		$ 1,527,198

Janus Velocity Volatility Hedged Large Cap ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$ 68,580	Unrealized depreciation on total return swap contracts	$1,067,645

Total		$ 68,580		$1,067,645

The gains/(losses) in the table below are included in the “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statements of Operations.

17  |  May 31, 2015

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2015 (Unaudited)

The effect of derivative Instruments on the Statements of Operations for the six months ended May 31, 2015:

			Change in
		Realized	Unrealized
		Loss on	Depreciation
		Derivatives	on Derivatives
	Location of Loss on	Recognized	Recognized
Risk Exposure	Derivatives Recognized in Income	in Income	in Income

Janus Velocity Tail Risk Hedged Large Cap ETF
	Net realized loss on total return swap contracts/Net change in unrealized depreciation on total return swap contracts

Equity Contracts
(Total Return Swap Contracts)		$(224,223)	$(658,359)

Total		$(224,223)	$(658,359)

Janus Velocity Volatility Hedged Large Cap ETF
	Net realized loss on total return swap contracts/Net change in unrealized depreciation on total return swap contracts

Equity Contracts
(Total Return Swap Contracts)		$(580,450)	$(139,433)

Total		$(580,450)	$(139,433)

Volume of derivative instruments for the Funds for the six months ended May 31, 2015 was as follows:

Derivative Type	Unit of Measurement	Monthly Average

Janus Velocity Tail Risk Hedged Large Cap ETF
Total Return Swap Contracts	Notional Amount	$7,390,895

Janus Velocity Volatility Hedged Large Cap ETF
Total Return Swap Contracts	Notional Amount	$11,947,949

U.S. GAAP requires an entity that has financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of May 31, 2015:

Offsetting of Derivatives Assets

May 31, 2015
Gross Amounts
Not Offset in the
Statement of
Assets and
Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Cash Collateral	Net Amount
Description	Assets	Liabilities	Liabilities	Instruments	Received	Receivable

Janus Velocity Volatility Hedged Large Cap ETF
Total Return Swap Contracts	$68,580	$–	$68,580	$(68,580)	$–	$–

Total	$68,580	$–	$68,580	$(68,580)	$–	$–

18  |  May 31, 2015

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2015 (Unaudited)

Offsetting of Derivatives Liabilities

May 31, 2015
				Gross Amounts Not Offset in the Statement of Assets and Liabilities

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount Payable

Janus Velocity Tail Risk Hedged Large Cap ETF
Total Return Swap Contracts	$(1,527,198)	$–	$(1,527,198)	$–	$1,527,198	$–

Total	$(1,527,198)	$–	$(1,527,198)	$–	$1,527,198	$–

Janus Velocity Volatility Hedged Large Cap ETF
Total Return Swap Contracts	$(1,067,645)	$–	$(1,067,645)	$68,580	$999,065	$–

Total	$(1,067,645)	$–	$(1,067,645)	$68,580	$999,065	$–

4. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis, at the annual rates listed below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee

Janus Velocity Tail Risk Hedged Large Cap ETF	0.65%
Janus Velocity Volatility Hedged Large Cap ETF	0.65%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for the each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales

Janus Velocity Tail Risk Hedged Large Cap ETF	$240,293	$1,296,248
Janus Velocity Volatility Hedged Large Cap ETF	695,424	1,633,735

19  |  May 31, 2015

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2015 (Unaudited)

For the six months ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:

	Purchases	Sales

Janus Velocity Tail Risk Hedged Large Cap ETF	$8,607,814	$2,430,403
Janus Velocity Volatility Hedged Large Cap ETF	7,854,005	11,600,379

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

20  |  May 31, 2015

Janus Velocity ETFs
Additional Information	May 31, 2015 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION (Unaudited)

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2014:

	Qualified Dividend Income	Dividend Received Deduction

Janus Velocity Tail Risk Hedged Large Cap ETF	100.00%	100.00%
Janus Velocity Tail Risk Hedged Large Cap ETF	100.00%	100.00%

In early 2015, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2014 via Form 1099. The Funds will notify shareholders in early 2016 of amounts paid to them by the Funds, if any, during the calendar year 2015.

LICENSING AGREEMENTS

Janus Velocity Tail Risk Hedged Large Cap ETF

The VelocityShares Tail Risk Hedged Large Cap Index is the exclusive property of Velocity Shares Index and Calculation Services, a division of VelocityShares LLC.

Neither VelocityShares Index & Calculation Services, VelocityShares LLC (together, “VelocityShares”) nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in the Funds generally or the similarities or variations between the performance of the index and the performance of the underlying security. VelocityShares is the licensor of certain trademarks, service marks and trade names of VelocityShares and of the index which is determined, composed and calculated by VelocityShares without regard to the issuer of the Funds. Neither VelocityShares nor any other party guarantees the accuracy and/or the completeness of the indices or any date included therein. VelocityShares disclaims all warranties of merchantability or fitness for any particular purpose with respect to the indices or any data included therein.

ALTHOUGH VELOCITYSHARES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH VELOCITYSHARES CONSIDERS RELIABLE, NEITHER VELOCITYSHARES NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER VELOCITYSHARES NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, HOLDERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY OTHER DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER VELOCITYSHARES NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN AND VELOCITYSHARES HEREBY EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL VELOCITYSHARES OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

21  |  May 31, 2015

Janus Velocity ETFs
Additional Information	May 31, 2015 (Unaudited)

Janus Velocity Volatility Hedged Large Cap ETF

The VelocityShares Volatility Hedged LargeCap Index is the exclusive property of Velocity Shares Index and Calculation Services, a division of VelocityShares LLC.

Neither VelocityShares Index & Calculation Services, VelocityShares LLC (together, “VelocityShares”) nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in the Funds generally or the similarities or variations between the performance of the index and the performance of the underlying security. VelocityShares is the licensor of certain trademarks, service marks and trade names of VelocityShares and of the index which is determined, composed and calculated by VelocityShares without regard to the issuer of the Funds. Neither VelocityShares nor any other party guarantees the accuracy and/or the completeness of the indices or any date included therein. VelocityShares disclaims all warranties of merchantability or fitness for any particular purpose with respect to the indices or any data included therein.

ALTHOUGH VELOCITYSHARES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH VELOCITYSHARES CONSIDERS RELIABLE, NEITHER VELOCITYSHARES NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER VELOCITYSHARES NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, HOLDERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY OTHER DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER VELOCITYSHARES NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN AND VELOCITYSHARES HEREBY EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL VELOCITYSHARES OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES.

22  |  May 31, 2015

Page Intentionally Left Blank

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the ETFs.

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)        Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)        Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 4, 2015

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan (Principal Financial Officer)
Treasurer

Date:	August 4, 2015